UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04474

Name of Registrant:	Vanguard California Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2022—May 31, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   May 31, 2023
Vanguard California Tax-Exempt Funds
Vanguard California Municipal Money Market Fund
Vanguard California Intermediate-Term Tax-Exempt Fund
Vanguard California Long-Term Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
California Municipal Money Market Fund	3
California Intermediate-Term Tax-Exempt Fund	14
California Long-Term Tax-Exempt Fund	108
Trustees Approve Advisory Arrangements	140
Liquidity Risk Management	141

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2023
	Beginning Account Value 11/30/2022	Ending Account Value 5/31/2023	Expenses Paid During Period
Based on Actual Fund Return
California Municipal Money Market Fund	$1,000.00	$1,012.10	$0.80
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,015.90	$0.85
Admiral™ Shares	1,000.00	1,016.30	0.45
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,019.50	$0.86
Admiral Shares	1,000.00	1,019.90	0.45
Based on Hypothetical 5% Yearly Return
California Municipal Money Market Fund	$1,000.00	$1,024.13	$0.81
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.08	$0.86
Admiral Shares	1,000.00	1,024.48	0.45
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.08	$0.86
Admiral Shares	1,000.00	1,024.48	0.45
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the California Municipal Money Market Fund, 0.16%; for the California Intermediate-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

California Municipal Money Market Fund
Distribution by Effective Maturity1
As of May 31, 2023
1 - 7 Days	92.5%
8 - 30 Days	3.2
31 - 60 Days	0.6
61 - 90 Days	2.9
91 - 180 Days	0.8
1 Percentage of investments.

California Municipal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2023
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio & Management” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.0%)
California (99.0%)
[1]	ABAG Finance Authority for Nonprofit Corp. Health, Hospital, Nursing Home Revenue (Sharp Healthcare Project) VRDO	2.500%	6/7/23	29,015	29,015
[1]	ABAG Finance Authority for Nonprofit Corp. Health, Hospital, Nursing Home Revenue VRDO	2.500%	6/7/23	15,190	15,190
[1]	ABAG Finance Authority for Nonprofit Corp. Local or Guaranteed Housing Revenue VRDO	2.760%	6/7/23	83,650	83,650
[1]	ABAG Finance Authority for Nonprofit Corp. Miscellaneous Revenue VRDO	3.050%	6/7/23	8,605	8,605
[1]	ABAG Finance Authority for Nonprofit Corps. Local or Guaranteed Housing Revenue VRDO	2.970%	6/7/23	4,250	4,250
[1,2]	Alameda Oakland Unified School District GO TOB VRDO	3.440%	6/7/23	1,800	1,800
[1]	Alameda Public Financing Authority Economic Development Revenue VRDO	3.250%	6/7/23	1,300	1,300
[2]	Bay Area Toll Authority Highway Revenue TOB VRDO	3.440%	6/7/23	3,000	3,000
[1]	Bay Area Toll Authority Highway Revenue VRDO	2.000%	6/7/23	21,500	21,500
[1]	Bay Area Toll Authority Highway Revenue VRDO	2.350%	6/7/23	18,550	18,550
[1]	Bay Area Toll Authority Highway Revenue VRDO	2.370%	6/7/23	1,000	1,000
[1]	Bay Area Toll Authority Highway Revenue VRDO	2.640%	6/7/23	12,800	12,800
[1]	Bay Area Toll Authority Highway Revenue VRDO	2.650%	6/7/23	20,970	20,970
[1]	Big Bear Lake CA Industrial Revenue VRDO	3.450%	6/7/23	47,800	47,800
[2]	California Educational Facilities Authority College & University Revenue TOB VRDO	3.420%	6/7/23	8,990	8,990
[2]	California Educational Facilities Authority College & University Revenue TOB VRDO	3.430%	6/7/23	13,875	13,875
[2]	California Educational Facilities Authority College & University Revenue TOB VRDO	3.440%	6/7/23	4,000	4,000
	California Educational Facilities Authority College & University Revenue VRDO	2.700%	6/7/23	500	500
	California Educational Facilities Authority College & University Revenue VRDO	2.900%	6/7/23	19,290	19,290
[2]	California GO TOB VRDO	3.440%	6/7/23	560	560
[2]	California GO TOB VRDO	3.440%	6/7/23	3,500	3,500
[2]	California GO TOB VRDO	3.440%	6/7/23	3,000	3,000
[2]	California GO TOB VRDO	3.440%	6/7/23	1,315	1,315
[2]	California GO TOB VRDO	3.440%	6/7/23	2,170	2,170
[2]	California GO TOB VRDO	3.440%	6/7/23	1,705	1,705
[1]	California GO VRDO	2.450%	6/1/23	9,400	9,400
[1]	California GO VRDO	2.350%	6/7/23	18,440	18,440
[1]	California GO VRDO	3.000%	6/7/23	79,995	79,995
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	California GO VRDO	3.530%	6/7/23	12,400	12,400
	California Health Facilities Financing Authority CP	3.230%	9/6/23	24,975	24,975
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.870%	6/1/23	28,800	28,800
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.000%	6/1/23	4,000	4,000
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.000%	6/1/23	5,085	5,085
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.440%	6/7/23	6,665	6,665
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.440%	6/7/23	31,100	31,100
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.440%	6/7/23	8,000	8,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.440%	6/7/23	1,000	1,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.440%	6/7/23	1,000	1,000
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.470%	6/7/23	2,395	2,395
[1,2,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB, SIFMA Municipal Swap Index Yield + 0.150%	3.560%	11/1/23	2,500	2,500
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.050%	6/1/23	7,500	7,500
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.050%	6/1/23	7,850	7,850
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.850%	6/7/23	50,615	50,615
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.000%	6/7/23	57,360	57,360
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	6/7/23	34,455	34,455
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	6/7/23	32,295	32,295
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	6/7/23	1,200	1,200
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	6/7/23	46,600	46,600
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	6/7/23	9,000	9,000

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	6/7/23	42,790	42,790
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.090%	6/7/23	35,135	35,135
	California Health Facilities Financing Authority Revenue CP	3.200%	6/7/23	31,205	31,205
[1,2]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.440%	6/7/23	2,005	2,005
	California Municipal Finance Authority Industrial Revenue VRDO	2.900%	6/1/23	100	100
	California Municipal Finance Authority Industrial Revenue VRDO	2.960%	6/1/23	3,600	3,600
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue VRDO	3.020%	6/7/23	72,675	72,675
	California Municipal Finance Authority Local or Guaranteed Housing Revenue VRDO	3.450%	6/7/23	3,065	3,065
[1,2]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	3.490%	6/7/23	3,740	3,740
	California Pollution Control Financing Authority Industrial Revenue VRDO	3.030%	6/1/23	13,690	13,690
[2]	California State University College & University Revenue TOB VRDO	4.000%	6/1/23	4,760	4,760
[2]	California State University College & University Revenue TOB VRDO	3.440%	6/7/23	1,330	1,330
[2]	California State University Local or Guaranteed Housing Revenue TOB VRDO	4.000%	6/1/23	1,405	1,405
	California Statewide Communities Development Authority CP	3.000%	6/13/23	23,500	23,500
	California Statewide Communities Development Authority CP	2.950%	6/27/23	9,226	9,226
	California Statewide Communities Development Authority CP	3.150%	8/2/23	2,250	2,250
	California Statewide Communities Development Authority CP	3.200%	8/3/23	15,000	14,998
	California Statewide Communities Development Authority CP	3.000%	8/8/23	30,750	30,750
	California Statewide Communities Development Authority CP	3.200%	8/15/23	8,500	8,500
	California Statewide Communities Development Authority CP	3.200%	8/15/23	2,100	2,100
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Various Sweep Loan Program) VRDO	2.500%	6/7/23	33,810	33,810
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.000%	6/1/23	6,185	6,185
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.050%	6/1/23	12,345	12,345
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.900%	6/7/23	31,535	31,535
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	3.000%	6/1/23	14,200	14,200
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	2.950%	6/7/23	10,000	10,000
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	2.970%	6/7/23	15,000	15,000
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	2.970%	6/7/23	16,185	16,185
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	2.970%	6/7/23	7,605	7,605
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	2.970%	6/7/23	14,130	14,130
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	2.970%	6/7/23	2,100	2,100
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	2.970%	6/7/23	2,155	2,155
	California Statewide Communities Development Authority Revenue CP	3.200%	6/6/23	10,000	10,000
	California Statewide Communities Development Authority Revenue CP	3.200%	6/7/23	32,500	32,500
	California Statewide Communities Development Authority Revenue CP	3.250%	6/13/23	6,500	6,500
	California Statewide Communities Development Authority Revenue CP	3.450%	6/13/23	15,000	15,000
[1,2]	California Statewide Communities Development Authority Tobacco & Liquor Taxes Revenue TOB VRDO	4.190%	6/1/23	56,050	56,050
[1]	Calleguas-Las Virgenes Public Financing Authority Water Revenue VRDO	2.900%	6/7/23	12,690	12,690
[2]	Chaffey Joint Union High School District GO TOB VRDO	3.440%	6/7/23	4,760	4,760
[2]	Chino Valley Unified School District GO TOB VRDO	4.000%	6/1/23	14,570	14,570
[2]	Chino Valley Unified School District GO TOB VRDO	3.440%	6/7/23	4,000	4,000
[2]	Clovis Unified School District GO TOB VRDO	3.440%	6/7/23	2,500	2,500
[2]	Culver City CA Unified School District GO TOB VRDO	3.200%	6/1/23	17,555	17,555
[2]	Dublin CA Unified School District GO TOB VRDO	3.150%	6/1/23	35,250	35,250
[2]	Dublin CA Unified School District GO TOB VRDO	3.150%	6/1/23	12,765	12,765
[1,2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue TOB VRDO	3.460%	6/7/23	4,010	4,010
	Golden Gate Bridge Highway & Transportation District CP	3.000%	6/6/23	20,800	20,800
[2]	Hayward CA Area Recreation & Park District GO TOB VRDO	3.440%	6/7/23	5,000	5,000
[1,2,4]	Hayward Unified School District GO TOB VRDO	3.440%	6/7/23	1,485	1,485
[2]	Huntington Beach City School District GO TOB VRDO	3.150%	6/1/23	12,115	12,115
[1]	Irvine CA Special Assessment Revenue VRDO	2.990%	6/1/23	9,866	9,866
[1]	Irvine CA Special Assessment Revenue VRDO	3.000%	6/1/23	6,293	6,293
[1]	Irvine CA Special Assessment Revenue VRDO	3.050%	6/1/23	12,869	12,869
[1]	Irvine CA Special Assessment Revenue VRDO	3.050%	6/1/23	15,397	15,397

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Irvine CA Special Assessment Revenue VRDO	3.050%	6/1/23	7,970	7,970
[1]	Irvine CA Special Assessment Revenue VRDO	3.050%	6/1/23	6,919	6,919
[2,4]	Irvine Facilities Financing Authority Special Tax Revenue TOB VRDO	3.470%	6/7/23	7,500	7,500
[1]	Irvine Ranch Water District Special Assessment Revenue VRDO	3.050%	6/1/23	5,055	5,055
[2]	JPMorgan Chase Putters/Drivers Trust TOB VRDO	4.100%	6/1/23	38,400	38,400
[2]	JPMorgan Chase Putters/Drivers Trust, TOB VRDO	4.100%	6/1/23	100	100
[2,4]	Long Beach Community College District GO TOB VRDO	4.000%	6/1/23	11,379	11,379
[2,4]	Long Beach Community College District GO TOB VRDO	3.470%	6/7/23	11,470	11,470
[2]	Long Beach Unified School District GO TOB VRDO	3.440%	6/7/23	12,867	12,867
[2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	4.000%	6/1/23	2,005	2,005
[2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	3.440%	6/7/23	4,800	4,800
[2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	3.450%	6/7/23	2,520	2,520
[2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	3.460%	6/7/23	1,940	1,940
[2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	3.460%	6/7/23	15,405	15,405
[2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	3.460%	6/7/23	2,705	2,705
[2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	3.460%	6/7/23	2,250	2,250
[2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	3.460%	6/7/23	5,515	5,515
[2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	3.470%	6/7/23	1,500	1,500
	Los Angeles CA General Fund Revenue	4.000%	6/29/23	1,130	1,130
[2]	Los Angeles CA Harbor Department Port, Airport & Marina Revenue TOB VRDO	3.440%	6/7/23	1,875	1,875
[2]	Los Angeles CA Wastewater System Sewer Revenue TOB VRDO	3.440%	6/7/23	1,335	1,335
[2]	Los Angeles CA Wastewater System Sewer Revenue TOB VRDO	3.440%	6/7/23	3,330	3,330
	Los Angeles County CA General Fund Revenue TRAN	4.000%	6/30/23	6,565	6,569
	Los Angeles County Capital Asset Leasing Corp. CP	2.700%	6/7/23	23,760	23,760
	Los Angeles County Capital Asset Leasing Corp. CP	2.800%	6/15/23	20,000	20,000
[2]	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue TOB VRDO	3.440%	6/7/23	1,400	1,400
[2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	4.000%	6/1/23	2,600	2,600
[2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	4.170%	6/1/23	1,845	1,845
[2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	3.440%	6/7/23	1,600	1,600
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	3.460%	6/7/23	1,665	1,665
[2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	3.470%	6/7/23	4,000	4,000
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue TOB VRDO	3.440%	6/7/23	1,200	1,200
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.850%	6/1/23	23,075	23,075
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.930%	6/1/23	30,080	30,080
[2]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	3.430%	6/7/23	4,665	4,665
[2]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	3.440%	6/7/23	1,335	1,335
[2]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	3.440%	6/7/23	3,500	3,500
[2]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	3.440%	6/7/23	3,400	3,400
[2]	Los Angeles Department of Water & Power Water Revenue TOB VRDO	3.430%	6/7/23	6,250	6,250
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	2.900%	6/1/23	20,510	20,510
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	2.900%	6/1/23	53,875	53,875
[2]	Lucia Mar CA Unified School District GO TOB VRDO	3.450%	6/7/23	9,975	9,975
[2,4]	Madera Unified School District GO TOB VRDO	4.000%	6/1/23	700	700
[2]	Marin CA Healthcare District GO TOB VRDO	3.440%	6/7/23	5,585	5,585
[2]	Metropolitan Water District of Southern California Water Revenue TOB VRDO	3.440%	6/7/23	6,655	6,655
[1]	Modesto CA Public Financing Authority Lease (Abatement) Revenue VRDO	3.200%	6/7/23	33,955	33,955
[1,5]	Modesto CA Water Revenue COP VRDO	2.000%	6/7/23	11,915	11,915
[1,2]	Montebello Unified School District GO TOB VRDO	3.440%	6/7/23	4,700	4,700
	Municipal Improvement Corp. of Los Angeles CP	3.050%	6/12/23	6,400	6,400
	Municipal Improvement Corp. of Los Angeles CP	3.100%	6/22/23	15,700	15,700
	Municipal Improvement Corp. of Los Angeles Revenue CP	3.500%	6/22/23	7,000	7,000
[2]	Newhall CA School District GO TOB VRDO	3.150%	6/1/23	10,450	10,450
[2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	3.440%	6/1/23	2,000	2,000
[2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	3.440%	6/1/23	61,000	61,000
[2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	3.480%	6/1/23	9,500	9,500
[2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	3.480%	6/1/23	19,100	19,100
[2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	3.500%	6/1/23	133,200	133,200

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Nuveen California Quality Municipal Income Fund VRDO VRDP TOB	4.700%	6/1/23	150,800	150,800
[2]	Oakland CA GO TOB VRDO	3.150%	6/1/23	10,025	10,025
[1]	Oceanside CA Local or Guaranteed Housing Revenue VRDO	3.480%	6/7/23	15,000	15,000
[2]	Peninsula Corridor Joint Powers Board Sales Tax Revenue TOB VRDO	3.440%	6/7/23	9,325	9,325
[2]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	3.440%	6/7/23	22,050	22,050
[2]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	3.440%	6/7/23	1,670	1,670
[1]	Riverside CA Water Revenue VRDO	2.900%	6/1/23	6,000	6,000
[1,2,3]	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB, SIFMA Municipal Swap Index Yield + 0.150%	3.560%	10/2/23	1,210	1,210
[2]	Sacramento CA Water Revenue TOB VRDO	3.440%	6/7/23	3,800	3,800
[2]	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue TOB VRDO	3.440%	6/7/23	5,905	5,905
[1]	Sacramento Housing Authority Local or Guaranteed Housing Revenue VRDO	2.970%	6/7/23	14,600	14,600
	Sacramento Municipal Utility District CP	2.850%	6/7/23	18,000	18,000
[2]	Sacramento Municipal Utility District Electric Power & Light Revenue TOB VRDO	3.440%	6/7/23	2,650	2,650
[2]	Sacramento Municipal Utility District Electric Power & Light Revenue TOB VRDO	3.440%	6/7/23	2,670	2,670
[1]	Sacramento Transportation Authority Sales Tax Revenue VRDO	2.000%	6/7/23	30,815	30,815
	Sacramento Transportation Authority Sales Tax Revenue VRDO	2.450%	6/7/23	97,250	97,250
[1]	Sacramento Transportation Authority Sales Tax Revenue VRDO	2.950%	6/7/23	54,450	54,450
[1]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	2.800%	6/7/23	8,510	8,510
[1]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	2.800%	6/7/23	10,650	10,650
[1]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	2.800%	6/7/23	825	825
[1]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	2.800%	6/7/23	1,100	1,100
[1]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	2.800%	6/7/23	3,820	3,820
[2]	San Diego CA Unified School District GO TOB VRDO	4.000%	6/1/23	4,950	4,950
[2]	San Diego CA Unified School District GO TOB VRDO	3.440%	6/7/23	4,000	4,000
[2]	San Diego CA Unified School District GO TOB VRDO	3.440%	6/7/23	2,915	2,915
[2]	San Diego County CA Southwestern Community College District GO TOB VRDO	3.440%	6/7/23	3,200	3,200
[1,2]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue TOB VRDO	3.470%	6/7/23	4,025	4,025
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue TOB VRDO	3.510%	6/7/23	5,000	5,000
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	2.350%	6/7/23	23,395	23,395
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	2.500%	6/7/23	75,680	75,680
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	2.650%	6/7/23	23,800	23,800
	San Diego County Water Authority CP	3.150%	8/7/23	25,000	25,000
[1]	San Diego Housing Authority Local or Guaranteed Housing Revenue VRDO	3.000%	6/1/23	130,140	130,140
[2]	San Diego Unified School District GO TOB VRDO	3.440%	6/7/23	2,000	2,000
[2]	San Francisco Bay Area Rapid Transit District Ad Valorem Property Tax Revenue TOB VRDO	4.000%	6/1/23	4,535	4,535
[2]	San Francisco Bay Area Rapid Transit District GO TOB VRDO	4.000%	6/1/23	2,480	2,480
[2]	San Francisco Bay Area Rapid Transit District GO TOB VRDO	3.440%	6/7/23	1,875	1,875
[2]	San Francisco Bay Area Rapid Transit District GO TOB VRDO	3.440%	6/7/23	2,150	2,150
	San Francisco CA City & County	3.050%	6/7/23	12,615	12,613
	San Francisco CA City & County Apartments Revenue CP	3.350%	6/7/23	29,200	29,200
[2]	San Francisco CA City & County Public Utilities Commission Wastewater Sewer Revenue TOB VRDO	3.440%	6/7/23	7,500	7,500
[1,2]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB VRDO	3.460%	6/7/23	32,475	32,475
[1,2]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB VRDO	3.490%	6/7/23	4,685	4,685
[1]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	3.100%	6/7/23	89,605	89,605
[1]	San Francisco City & County Finance Corp. Lease (Abatement) Revenue VRDO	2.000%	6/7/23	2,550	2,550
[2]	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue TOB VRDO	3.440%	6/7/23	2,135	2,135
[2]	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue TOB VRDO	3.440%	6/7/23	2,430	2,430
[1]	San Francisco City & County Redevelopment Agency Successor Agency Local or Guaranteed Housing Revenue VRDO	2.800%	6/7/23	8,060	8,060
[2]	San Jose CA GO TOB VRDO	3.440%	6/7/23	4,000	4,000
[1]	San Jose CA Local or Guaranteed Housing Revenue VRDO	2.970%	6/7/23	6,375	6,375
[2]	San Luis Coastal Unified School District GO TOB VRDO	4.000%	6/1/23	4,000	4,000
[1]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Project) VRDO	2.700%	6/7/23	970	970
[2]	San Mateo Union High School District GO TOB VRDO	4.000%	6/1/23	5,135	5,135

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Santa Clara County Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.040%	6/7/23	21,750	21,750
[1]	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	2.350%	6/7/23	29,145	29,145
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	2.900%	6/7/23	43,845	43,845
[1]	Santa Rosa CA Local or Guaranteed Housing Revenue VRDO	3.000%	6/7/23	1,540	1,540
[1]	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) VRDO	2.350%	6/7/23	5,000	5,000
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	3.800%	6/1/23	8,500	8,500
[2]	Southwestern CA Community College District GO TOB VRDO	3.430%	6/7/23	6,010	6,010
[2]	Sweetwater Union High School District GO TOB VRDO	3.440%	6/7/23	5,270	5,270
[2]	University of California College & University Revenue (Limited Project) TOB VRDO	3.420%	6/7/23	5,625	5,625
[2]	University of California College & University Revenue (Limited Project) TOB VRDO	3.440%	6/7/23	8,530	8,530
[2]	University of California College & University Revenue (Limited Project) TOB VRDO	3.440%	6/7/23	1,000	1,000
[2]	University of California College & University Revenue TOB VRDO	3.410%	6/7/23	5,690	5,690
[2]	University of California College & University Revenue TOB VRDO	3.440%	6/7/23	2,000	2,000
[2]	University of California College & University Revenue TOB VRDO	3.440%	6/7/23	4,000	4,000
[2]	University of California College & University Revenue TOB VRDO	3.440%	6/7/23	1,280	1,280
	University of California College & University Revenue VRDO	2.800%	6/1/23	4,400	4,400
	University of California College & University Revenue VRDO	2.850%	6/1/23	79,365	79,365
	University of California College & University Revenue VRDO	2.920%	6/1/23	14,250	14,250
	University of California College & University Revenue VRDO	2.950%	6/1/23	43,875	43,875
	University of California College & University Revenue VRDO	3.000%	6/1/23	75,865	75,865
	University of California College & University Revenue VRDO	3.000%	6/1/23	100,900	100,900
	University of California CP	2.600%	7/12/23	10,000	10,000
	University of California CP	3.040%	7/13/23	15,000	15,000
	University of California CP	3.000%	8/3/23	5,000	5,000
	University of California CP	3.300%	8/8/23	16,300	16,300
	University of California CP	3.050%	8/10/23	4,000	4,000
	University of California CP	3.150%	8/10/23	8,000	8,000
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.900%	6/1/23	2,050	2,050
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.900%	6/1/23	58,795	58,795
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.900%	6/1/23	13,765	13,765
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.950%	6/1/23	8,915	8,915
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.950%	6/1/23	53,720	53,720
	University of California Revenue CP	3.200%	6/6/23	20,000	20,000
	University of California Revenue CP	3.280%	6/12/23	20,000	20,000
	Vacaville CA Local or Guaranteed Housing Revenue VRDO	2.800%	6/7/23	4,300	4,300
[2]	Ventura Unified School District GO TOB VRDO	3.440%	6/7/23	3,500	3,500
[1,2]	Washington Township Health Care District GO TOB VRDO	3.440%	6/7/23	1,745	1,745
[2]	West County Facilities Financing Authority Intergovernmental Agreement Revenue TOB VRDO	3.440%	6/7/23	14,610	14,610
[1]	Western Municipal Water District Facilities Authority Water Revenue VRDO	2.400%	6/7/23	22,330	22,330
Total Tax-Exempt Municipal Bonds (Cost $4,040,021)					4,040,021
Total Investments (99.0%) (Cost $4,040,021)					4,040,021
Other Assets and Liabilities—Net (1.0%)					39,746
Net Assets (100%)					4,079,767
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, the aggregate value was $1,109,836,000, representing 27.2% of net assets.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
COP—Certificate of Participation.
CP—Commercial Paper.
GO—General Obligation Bond.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Assets and Liabilities
As of May 31, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,040,021)	4,040,021
Investment in Vanguard	142
Cash	43
Receivables for Investment Securities Sold	250
Receivables for Accrued Income	13,245
Receivables for Capital Shares Issued	29,245
Other Assets	2,146
Total Assets	4,085,092
Liabilities
Payables for Capital Shares Redeemed	3,699
Payables for Distributions	1,342
Payables to Vanguard	284
Total Liabilities	5,325
Net Assets	4,079,767
At May 31, 2023, net assets consisted of:

Paid-in Capital	4,079,552
Total Distributable Earnings (Loss)	215
Net Assets	4,079,767

Net Assets
Applicable to 4,078,555,945 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,079,767
Net Asset Value Per Share	$1.00
See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Operations

Six Months Ended May 31, 2023
($000)
Investment Income
Income
Interest	52,717
Total Income	52,717
Expenses
The Vanguard Group—Note B
Investment Advisory Services	268
Management and Administrative	2,811
Marketing and Distribution	182
Custodian Fees	34
Shareholders’ Reports	18
Trustees’ Fees and Expenses	1
Other Expenses	6
Total Expenses	3,320
Expenses Paid Indirectly	(33)
Net Expenses	3,287
Net Investment Income	49,430
Realized Net Gain (Loss) on Investment Securities Sold	133
Net Increase (Decrease) in Net Assets Resulting from Operations	49,563
Statement of Changes in Net Assets

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	49,430	29,081
Realized Net Gain (Loss)	133	129
Net Increase (Decrease) in Net Assets Resulting from Operations	49,563	29,210
Distributions
Total Distributions	(49,595)	(29,156)
Capital Share Transactions (at $1.00 per share)
Issued	1,770,542	2,676,464
Issued in Lieu of Cash Distributions	42,030	25,477
Redeemed	(1,912,578)	(2,414,876)
Net Increase (Decrease) from Capital Share Transactions	(100,006)	287,065
Total Increase (Decrease)	(100,038)	287,119
Net Assets
Beginning of Period	4,179,805	3,892,686
End of Period	4,079,767	4,179,805

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0120	.0073	.0001	.005	.013	.012
Net Realized and Unrealized Gain (Loss) on Investments	—	(.0002)	—	—	—	—
Total from Investment Operations	.0120	.0071	.0001	.005	.013	.012
Distributions
Dividends from Net Investment Income	(.0120)	(.0071)	(.0001)	(.005)	(.013)	(.012)
Distributions from Realized Capital Gains	(.0000)[2]	(.0000)[2]	—	—	—	—
Total Distributions	(.0120)	(.0071)	(.0001)	(.005)	(.013)	(.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.21%	0.72%	0.01%	0.47%	1.29%	1.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,080	$4,180	$3,893	$4,595	$5,650	$5,349
Ratio of Total Expenses to Average Net Assets[4]	0.16%[5]	0.14%[5]	0.06%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.41%	0.73%	0.01%	0.49%	1.28%	1.18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for the years ended November 30, 2022, 2021, and 2020. For the six months ended May 31, 2023 and the years ended November 30, 2019, and 2018, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16% and 0.14%, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Notes to Financial Statements
Vanguard California Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2023, the fund had contributed to Vanguard capital in the amount of $142,000,

California Municipal Money Market Fund
representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $33,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2023, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	As of May 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,040,021
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2023, such purchases were $440,050,000 and sales were $286,264,000, resulting in net realized gain (loss) of $0.
G.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	Management has determined that no events or transactions occurred subsequent to May 31, 2023, that would require recognition or disclosure in these financial statements.

California Intermediate-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of May 31, 2023
Under 1 Year	5.6%
1 - 3 Years	10.4
3 - 5 Years	11.7
5 - 10 Years	27.6
10 - 20 Years	43.5
20 - 30 Years	1.0
Over 30 Years	0.2
The table reflects the fund’s investments, except for short-term investments and derivatives.

California Intermediate-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.6%)
California (98.2%)
	91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/29	100	100
	ABAG Finance Authority for Nonprofit Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,000	1,001
	ABAG Finance Authority for Nonprofit Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,001
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/23	370	371
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/24	395	403
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/25	505	515
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/26	675	688
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/28	1,150	1,173
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/29	985	1,004
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,405	1,431
[1]	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,530	1,662
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/31	495	504
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32	520	529
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/27	750	769
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,000	1,027
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,680	1,727
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,640	1,687
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/32	3,000	3,085
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,375	2,443
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	4.000%	10/1/23	3,265	3,266
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	2,755	2,800
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	4,185	4,252
[1,3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue TOB VRDO	3.560%	6/1/23	2,405	2,405
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/29	30,365	24,294
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	10,220	7,859
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	100	92
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	16,135	16,611
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	20,580	21,112
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	3,660	3,822
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/36	265	235
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	13,845	14,158
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,330	1,384
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	5,110	5,204
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	1,250	1,295
	Alameda County CA Unified School District GO	4.000%	8/1/29	350	364
	Alameda County CA Unified School District GO	4.000%	8/1/30	520	541
	Alameda County CA Unified School District GO	4.000%	8/1/31	480	499
	Alameda County CA Unified School District GO	4.000%	8/1/32	710	737
	Alameda County CA Unified School District GO	4.000%	8/1/33	500	517
[1]	Alameda County CA Unified School District GO	0.000%	8/1/34	5,000	3,393
	Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,029
[1]	Alameda County CA Unified School District GO	0.000%	8/1/35	10,000	6,500
	Alameda County CA Unified School District GO	3.000%	8/1/38	1,000	871
	Alameda County CA Unified School District GO	5.000%	8/1/42	5,000	5,300
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	16,125	16,450

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alameda Fremont CA Unified School District GO	2.000%	8/1/36	370	278
	Alameda Fremont CA Unified School District GO	2.000%	8/1/37	4,425	3,218
	Alameda Fremont CA Unified School District GO	2.000%	8/1/38	6,550	4,636
	Alameda Fremont CA Unified School District GO	2.000%	8/1/39	6,890	4,759
	Alameda Fremont CA Unified School District GO, Prere.	4.000%	8/1/24	2,630	2,655
	Alameda Fremont CA Unified School District GO, Prere.	4.000%	8/1/24	3,105	3,135
	Alameda Oakland Unified School District GO	5.500%	8/1/23	530	532
	Alameda Oakland Unified School District GO	4.000%	8/1/24	600	603
	Alameda Oakland Unified School District GO	5.000%	8/1/24	11,375	11,597
	Alameda Oakland Unified School District GO	5.000%	8/1/24	1,275	1,300
	Alameda Oakland Unified School District GO	5.000%	8/1/24	1,375	1,402
	Alameda Oakland Unified School District GO	4.000%	8/1/25	175	178
	Alameda Oakland Unified School District GO	5.000%	8/1/25	2,850	2,949
	Alameda Oakland Unified School District GO	5.000%	8/1/26	1,260	1,308
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/26	2,835	2,948
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/27	1,965	2,121
	Alameda Oakland Unified School District GO	5.000%	8/1/27	1,295	1,347
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/27	1,160	1,208
	Alameda Oakland Unified School District GO	5.000%	8/1/28	2,940	3,172
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/28	1,210	1,310
	Alameda Oakland Unified School District GO	5.000%	8/1/28	1,000	1,040
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/28	1,230	1,280
	Alameda Oakland Unified School District GO	5.000%	8/1/28	6,140	6,513
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/29	2,060	2,232
	Alameda Oakland Unified School District GO	5.000%	8/1/29	1,000	1,041
	Alameda Oakland Unified School District GO	5.000%	8/1/30	1,800	1,943
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/30	2,030	2,195
	Alameda Oakland Unified School District GO	5.000%	8/1/30	100	106
	Alameda Oakland Unified School District GO	5.000%	8/1/31	480	518
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/31	5,250	5,677
[2]	Alameda Oakland Unified School District GO	5.000%	8/1/31	1,480	1,600
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/32	5,910	6,387
	Alameda Oakland Unified School District GO	5.000%	8/1/32	2,470	2,664
	Alameda Oakland Unified School District GO	5.000%	8/1/33	1,200	1,294
[2]	Alameda Oakland Unified School District GO	5.000%	8/1/33	2,540	2,923
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/34	3,500	3,628
[2]	Alameda Oakland Unified School District GO	5.000%	8/1/34	3,445	3,959
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/35	5,210	5,383
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/36	7,970	8,198
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/37	3,465	3,549
[2]	Alameda Oakland Unified School District GO	4.000%	8/1/37	1,565	1,635
	Alameda Oakland Unified School District GO	5.000%	8/1/37	3,000	3,189
[1]	Alameda Oakland Unified School District GO	3.000%	8/1/40	13,250	11,102
[2]	Alameda Oakland Unified School District GO	4.000%	8/1/40	4,280	4,303
[2]	Alameda Oakland Unified School District GO	4.000%	8/1/41	4,645	4,648
	Alameda Oakland Unified School District GO, Prere.	5.000%	8/1/25	2,615	2,724
	Alameda Oakland Unified School District GO, Prere.	5.000%	8/1/25	2,500	2,604
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/23	800	802
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/25	1,275	1,326
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/26	1,180	1,228
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/32	2,755	2,869
	Alum Rock Union Elementary School District GO	3.000%	8/1/33	200	188
	Alum Rock Union Elementary School District GO	4.000%	8/1/42	1,000	976
[1]	Alvord Unified School District GO	5.000%	8/1/23	530	531
[1,5]	Alvord Unified School District GO	5.900%	2/1/24	1,425	1,446
[1]	Alvord Unified School District GO	5.000%	8/1/24	650	662
[1]	Alvord Unified School District GO	5.000%	8/1/27	1,300	1,403
[1]	Alvord Unified School District GO	5.000%	8/1/28	1,375	1,515
[1]	Alvord Unified School District GO	5.000%	8/1/29	1,525	1,673
[1]	Alvord Unified School District GO	5.000%	8/1/30	1,950	2,141
[1]	Alvord Unified School District GO	5.000%	8/1/31	1,750	1,921
[1]	Alvord Unified School District GO	5.000%	8/1/32	1,405	1,542
[1]	Alvord Unified School District GO	0.000%	8/1/43	3,595	1,437
[5]	Anaheim CA City School District GO	0.000%	8/1/26	8,940	8,013
[5]	Anaheim CA City School District GO	0.000%	8/1/27	11,075	9,602
[1,5]	Anaheim CA City School District GO	0.000%	8/1/29	4,190	3,401
[1,5]	Anaheim CA City School District GO	0.000%	8/1/31	2,775	2,082
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	1,175	1,203
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	3,175	3,386
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,750	1,916
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,305	1,428

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,485	1,558
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	2,000	2,185
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	815	856
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,750	1,909
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	800	838
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,155	1,206
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	1,830	1,903
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	3,120	3,245
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,250	1,296
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,000	1,037
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,860	2,958
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	1,300	1,342
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	645	666
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/40	1,000	1,031
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/40	2,385	2,459
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	6,070	4,680
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/34	5,500	3,573
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/23	655	657
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/24	375	380
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/28	1,820	1,957
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	1,320	1,437
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/30	3,000	3,319
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/31	2,265	2,502
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/32	2,070	2,279
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/34	2,000	2,129
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	6,500	6,879
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	15,500	16,326
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	4,870	4,949
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	2,950	2,998
	Anaheim Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/29	1,345	1,470
[2]	Anaheim Union High School District GO	3.000%	8/1/40	2,585	2,192
	Antelope Valley Community College District GO	0.000%	8/1/30	1,000	787
	Antelope Valley Community College District GO	0.000%	8/1/32	1,345	976
	Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,206
	Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	2,782
[1]	Azusa Unified School District GO	0.000%	7/1/27	250	215
[1]	Azusa Unified School District GO	4.000%	8/1/31	4,045	4,167
	Baldwin Park Unified School District GO	4.000%	8/1/28	85	90
	Baldwin Park Unified School District GO	4.000%	8/1/29	100	105
	Baldwin Park Unified School District GO	4.000%	8/1/30	100	105
	Baldwin Park Unified School District GO	4.000%	8/1/31	150	157
	Baldwin Park Unified School District GO	4.000%	8/1/33	100	104
	Baldwin Park Unified School District GO	4.000%	8/1/34	100	103
	Baldwin Park Unified School District GO	3.000%	8/1/35	200	184
	Baldwin Park Unified School District GO	3.000%	8/1/36	200	180
	Baldwin Park Unified School District GO	3.000%	8/1/37	320	283

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baldwin Park Unified School District GO	3.000%	8/1/38	335	292
	Baldwin Park Unified School District GO	3.000%	8/1/39	450	386
	Baldwin Park Unified School District GO	3.000%	8/1/40	450	379
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	13,510	14,021
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	2,330	2,413
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	895	926
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	15,000	15,344
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,985	2,809
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	33,140	32,571
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	50,185	48,694
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	18,640	18,352
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	31,250	30,291
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	9,815	9,586
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	54,820	50,139
[6]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.710%	4/1/56	10,000	9,752
[6]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	3.820%	4/1/56	13,000	12,636
[6]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	4.510%	4/1/45	6,100	6,111
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/27	2,000	2,184
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/28	2,500	2,792
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/29	1,555	1,774
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/30	1,895	2,205
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/31	1,010	1,197
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	685	727
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,000	1,075
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	800	861
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.000%	9/1/31	1,100	1,094
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/32	1,460	1,569
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.250%	9/1/34	1,000	979
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/35	835	894
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.375%	9/1/36	1,600	1,538
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/37	1,350	1,436
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/38	1,350	1,433
	Berkeley CA GO	3.000%	9/1/31	1,030	1,028
	Berkeley CA GO	3.000%	9/1/36	610	559
	Berryessa Union School District GO	5.000%	8/1/35	1,150	1,357
	Beverly Hills Unified School District CA GO	0.000%	8/1/30	500	395
	Beverly Hills Unified School District CA GO	0.000%	8/1/32	5,000	3,644
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	3,290	2,301
[4]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/29	5,365	4,281
[4]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/30	6,710	5,152
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/24	1,000	1,021
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/25	1,445	1,475
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/26	2,000	2,041
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/27	2,375	2,423
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/29	1,240	1,265
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/30	750	765
	Brentwood Infrastructure Financing Authority Water Revenue	5.000%	7/1/25	510	519
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/30	1,700	1,717
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/31	1,980	2,000
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/32	2,085	2,104
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/34	2,210	2,229
[7]	Burbank Unified School District GO, 4.500% coupon rate effective 8/1/23	0.000%	8/1/32	4,180	4,330
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/41	1,290	1,397
	Burlingame School District GO	3.000%	8/1/36	175	161
	Burlingame School District GO	3.000%	8/1/37	155	139
	Burlingame School District GO	3.000%	8/1/38	175	154
	Burlingame School District GO	3.000%	8/1/39	175	153
	Burlingame School District GO	3.000%	8/1/40	235	202
	Burlingame School District GO	3.000%	8/1/41	350	297
	California Community Choice Financing Authority Electric Power & Light Revenue (Green Bond Clean Energy Projects) PUT	4.000%	8/1/28	79,455	79,236

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Green Bond Clean Energy Projects) PUT	5.000%	8/1/29	47,290	49,703
	California Community Choice Financing Authority Electric Power & Light Revenue (Green Bond Clean Energy Projects) PUT	5.000%	8/1/29	102,365	107,339
[3,8]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	4.150%	6/1/23	11,200	11,200
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	89,750	89,764
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue PUT	4.000%	8/1/31	107,965	107,025
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/24	535	538
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/25	690	701
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/28	1,635	1,716
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/30	1,075	1,126
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/32	875	914
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/33	960	1,000
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/34	800	831
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/36	1,600	1,643
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,500	1,527
[3]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	5,945	4,844
[3]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	6,000	4,912
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/23	500	500
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,400	2,400
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,840	3,873
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	600	609
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	480	487
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	450	457
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	500	515
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	350	360
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,029
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	700	732
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	505	528
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	225	235
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	600	636
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	445	472
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,080	1,144
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	275	291
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	480	515
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	435	467
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	200	215
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,416
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	600	653
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	655	721
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	860	947
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	550
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,165	1,278
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	300	331
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	450	496
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,075	1,186
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	245	269
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	600	660

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	2,295	2,334
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	825	840
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	910	927
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	500	505
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	560	566
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	500	505
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,000	1,004
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,300	1,296
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	640	638
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,000	997
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/38	615	611
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/38	700	695
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,935	1,912
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	800	790
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,000	988
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,110	1,097
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,810	1,767
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	500	488
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/41	485	469
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/42	285	273
California Department of Water Resources Water Revenue	5.000%	12/1/26	3,010	3,229
California Department of Water Resources Water Revenue	5.000%	12/1/27	2,985	3,283
California Department of Water Resources Water Revenue	5.000%	12/1/30	4,000	4,665
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	4,075	4,191
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	1,130	1,236
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Educational Facilities Authority College & University Revenue	5.000%	11/1/23	1,870	1,882
California Educational Facilities Authority College & University Revenue	5.000%	12/1/23	200	201
California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	180	183
California Educational Facilities Authority College & University Revenue	5.000%	11/1/24	2,500	2,550
California Educational Facilities Authority College & University Revenue	5.000%	12/1/24	875	885
California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	2,365	2,470
California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	790	804
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	595	601
California Educational Facilities Authority College & University Revenue	5.000%	11/1/26	720	752
California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	1,960	2,012
California Educational Facilities Authority College & University Revenue	5.000%	4/1/27	950	1,022
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	970	981
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	200	204
California Educational Facilities Authority College & University Revenue	5.000%	11/1/27	710	742
California Educational Facilities Authority College & University Revenue	5.000%	12/1/27	1,310	1,357
California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	300	330
California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	1,365	1,428
California Educational Facilities Authority College & University Revenue	5.000%	4/1/29	430	478
California Educational Facilities Authority College & University Revenue	3.000%	10/1/29	115	106
California Educational Facilities Authority College & University Revenue	5.000%	10/1/29	200	203
California Educational Facilities Authority College & University Revenue	5.000%	12/1/29	1,085	1,136
California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	435	488
California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	930	972
California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	1,030	1,070

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	475	539
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	850	929
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	100	101
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/31	2,280	2,379
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,039
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/32	445	485
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/32	3,170	3,301
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	1,545	1,603
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	575	606
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	775	835
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,625	2,727
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	625	658
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	905	976
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/34	1,210	1,257
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	3,180	3,294
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	100	101
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/35	1,335	1,380
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	1,120	1,195
[5]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/36	4,585	2,685
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/37	530	562
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	885	933
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	500	505
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/37	1,765	1,802
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	620	653
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	2,955	3,483
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	1,130	1,189
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	19,725	23,766
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	10,000	11,732
[3]	California Educational Facilities Authority College & University Revenue TOB VRDO	3.460%	6/1/23	22,850	22,850
	California Educational Facilities Authority College & University Revenue, ETM	5.000%	10/1/25	5,125	5,362
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,590	3,680
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,350	3,434
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/23	250	250
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/25	305	310
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/27	730	760
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/29	625	664
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/30	290	310
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/35	585	614
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/40	1,495	1,532
	California GO	5.000%	4/1/24	2,500	2,540
	California GO	5.000%	8/1/24	1,025	1,048
	California GO	5.000%	9/1/24	1,150	1,178
	California GO	5.000%	11/1/24	2,255	2,317
	California GO	5.500%	2/1/25	8,575	8,911
	California GO	4.000%	3/1/25	1,485	1,509
	California GO	5.000%	3/1/25	1,735	1,792
	California GO	5.000%	4/1/25	38,625	39,969
	California GO	5.000%	8/1/25	1,665	1,731
	California GO	5.000%	8/1/25	10,185	10,587
	California GO	5.000%	8/1/25	12,430	12,921
	California GO	5.000%	9/1/25	4,895	5,095
	California GO	5.000%	9/1/25	25	25
	California GO	5.000%	11/1/25	7,205	7,374
	California GO	5.000%	3/1/26	11,030	11,379
	California GO	5.000%	4/1/26	5,000	5,279
	California GO	5.000%	4/1/26	2,620	2,766
	California GO	5.000%	8/1/26	18,880	20,032
	California GO	5.000%	8/1/26	20,695	21,958

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	8/1/26	21,110	22,398
California GO	5.000%	8/1/26	23,250	24,668
California GO	5.000%	9/1/26	720	765
California GO	5.000%	9/1/26	2,700	2,813
California GO	5.000%	9/1/26	5,540	5,888
California GO	5.000%	10/1/26	26,620	28,342
California GO	5.000%	10/1/26	1,385	1,475
California GO	5.000%	10/1/26	10,040	10,596
California GO	5.000%	10/1/26	8,590	9,146
California GO	4.000%	11/1/26	2,540	2,619
California GO	5.000%	11/1/26	4,705	5,018
California GO	5.000%	11/1/26	9,160	9,769
California GO	5.000%	4/1/27	8,575	9,252
California GO	3.500%	8/1/27	16,345	16,526
California GO	5.000%	8/1/27	3,315	3,524
California GO	5.000%	8/1/27	10,515	11,179
California GO	5.000%	8/1/27	3,160	3,294
California GO	4.000%	9/1/27	5,745	5,973
California GO	5.000%	10/1/27	8,095	8,806
California GO	5.000%	10/1/27	8,280	8,754
California GO	5.000%	10/1/27	19,805	21,545
California GO	5.000%	11/1/27	5,175	5,640
California GO	5.000%	11/1/27	25,135	27,393
California GO	5.000%	12/1/27	12,240	13,364
California GO	5.000%	4/1/28	10,185	11,210
California GO	5.000%	8/1/28	1,905	2,030
California GO	5.000%	8/1/28	6,510	6,796
California GO	5.000%	8/1/28	20,355	22,069
California GO	4.000%	9/1/28	7,000	7,231
California GO	4.000%	9/1/28	5,805	6,106
California GO	5.000%	9/1/28	17,715	18,907
California GO	5.000%	9/1/28	4,500	4,997
California GO	5.000%	10/1/28	15,000	16,687
California GO	5.000%	10/1/28	6,000	6,675
California GO	5.000%	11/1/28	12,375	13,485
California GO	5.000%	11/1/28	4,165	4,641
California GO	5.000%	11/1/28	20,000	22,288
California GO	5.000%	12/1/28	7,750	8,652
California GO	5.000%	4/1/29	10,000	11,225
California GO	5.000%	5/1/29	17,945	18,224
California GO	5.000%	8/1/29	10,840	11,550
California GO	5.000%	8/1/29	44,340	47,245
California GO	4.000%	9/1/29	9,005	9,562
California GO	5.000%	9/1/29	3,225	3,442
California GO	5.000%	9/1/29	9,425	10,059
California GO	5.000%	9/1/29	4,500	5,092
California GO	5.000%	10/1/29	20,025	21,206
California GO	5.000%	10/1/29	7,855	8,727
California GO	5.000%	10/1/29	5,000	5,666
California GO	5.000%	10/1/29	20,000	22,665
California GO	5.000%	12/1/29	3,500	3,978
California GO	5.000%	4/1/30	6,240	7,127
California GO	5.000%	4/1/30	4,285	4,894
California GO	5.000%	8/1/30	19,935	21,209
California GO	5.000%	8/1/30	2,610	2,833
California GO	5.000%	8/1/30	6,555	6,974
California GO	5.000%	9/1/30	9,180	9,576
California GO	5.000%	9/1/30	7,920	9,111
California GO	5.000%	10/1/30	5,800	5,926
California GO	5.000%	10/1/30	1,935	2,186
California GO	4.000%	11/1/30	14,470	15,113
California GO	5.000%	11/1/30	11,835	12,893
California GO	5.000%	4/1/31	12,445	14,455
California GO	5.000%	4/1/31	10,000	11,615
California GO	5.000%	8/1/31	10,015	10,337
California GO	5.000%	8/1/31	22,300	23,712
California GO	5.250%	8/1/31	5,755	6,024
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/31	5,655	6,022
	California GO	5.000%	9/1/31	5,455	6,376
	California GO	5.000%	9/1/31	9,450	11,046
[9]	California GO	4.000%	11/1/31	15,000	15,594
	California GO	5.000%	11/1/31	1,705	1,856
	California GO	5.000%	11/1/31	3,300	3,806
	California GO	5.000%	11/1/31	4,000	4,613
	California GO	5.000%	11/1/31	4,000	4,687
	California GO	5.000%	12/1/31	1,000	1,060
	California GO	5.000%	3/1/32	1,000	1,139
	California GO	5.000%	4/1/32	15,025	17,684
	California GO	5.000%	4/1/32	765	900
	California GO	5.000%	8/1/32	5,000	5,206
[1]	California GO	5.250%	8/1/32	19,680	23,509
	California GO	5.250%	8/1/32	2,025	2,119
	California GO	4.000%	9/1/32	6,280	6,440
	California GO	5.000%	9/1/32	15,110	16,073
	California GO	5.000%	9/1/32	6,000	6,997
	California GO	5.000%	9/1/32	2,750	3,256
	California GO	5.000%	9/1/32	8,650	8,679
	California GO	5.000%	10/1/32	22,325	22,803
	California GO	5.000%	10/1/32	5,380	6,376
	California GO	4.000%	11/1/32	12,175	12,649
	California GO	5.000%	11/1/32	1,860	2,069
	California GO	5.000%	12/1/32	1,000	1,059
	California GO	5.000%	3/1/33	4,395	4,542
	California GO	5.000%	3/1/33	4,785	5,440
	California GO	5.000%	4/1/33	2,615	2,923
	California GO	5.000%	4/1/33	13,000	13,175
	California GO	5.000%	4/1/33	2,405	2,824
	California GO	4.000%	8/1/33	15,190	15,559
	California GO	5.000%	8/1/33	1,270	1,349
	California GO	5.000%	8/1/33	3,495	3,560
	California GO	4.000%	9/1/33	750	769
	California GO	5.000%	9/1/33	25,075	26,674
	California GO	5.000%	9/1/33	7,040	8,309
	California GO	3.000%	10/1/33	2,150	2,057
	California GO	4.000%	10/1/33	1,500	1,599
	California GO	5.000%	10/1/33	7,000	7,093
	California GO	3.000%	11/1/33	5,000	4,778
	California GO	4.000%	11/1/33	12,500	12,967
	California GO	4.000%	8/1/34	18,290	18,743
	California GO	5.000%	8/1/34	5,160	5,578
	California GO	4.000%	9/1/34	3,400	3,486
	California GO	4.000%	9/1/34	26,130	26,792
	California GO	5.000%	9/1/34	1,190	1,239
	California GO	5.000%	9/1/34	22,760	24,127
	California GO	5.000%	9/1/34	5,700	6,704
	California GO	3.000%	10/1/34	1,150	1,086
	California GO	4.000%	10/1/34	1,400	1,485
	California GO	5.000%	10/1/34	9,200	9,392
	California GO	5.000%	10/1/34	5,000	5,924
	California GO	4.000%	11/1/34	10,895	11,253
	California GO	5.000%	11/1/34	5,550	6,345
	California GO	5.000%	12/1/34	5,000	5,720
	California GO	5.000%	3/1/35	13,890	15,734
	California GO	5.000%	4/1/35	40,260	40,791
	California GO	5.000%	4/1/35	7,865	9,186
	California GO	5.000%	4/1/35	18,860	20,797
	California GO	3.500%	8/1/35	1,185	1,180
	California GO	5.000%	8/1/35	9,015	9,511
	California GO	5.000%	8/1/35	21,500	22,294
	California GO	5.000%	9/1/35	5,000	5,280
	California GO	5.000%	9/1/35	3,850	4,509
	California GO	3.000%	10/1/35	9,185	8,518
	California GO	5.000%	10/1/35	16,640	17,454
	California GO	5.000%	10/1/35	2,500	2,949

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	4.000%	11/1/35	2,610	2,731
	California GO	5.000%	11/1/35	1,000	1,081
	California GO	5.000%	11/1/35	3,810	4,120
	California GO	5.000%	11/1/35	4,000	4,557
	California GO	5.000%	12/1/35	7,220	8,230
	California GO	4.000%	3/1/36	27,355	28,438
	California GO	5.000%	4/1/36	16,375	16,587
	California GO	5.000%	8/1/36	2,965	3,121
	California GO	5.000%	9/1/36	14,705	15,495
	California GO	5.000%	9/1/36	4,070	4,711
	California GO	5.000%	9/1/36	7,655	8,861
	California GO	3.000%	10/1/36	9,815	8,918
	California GO	4.000%	10/1/36	5,550	5,728
	California GO	5.000%	10/1/36	8,000	9,321
	California GO	5.000%	11/1/36	4,180	4,506
	California GO	5.000%	12/1/36	5,350	6,039
	California GO	4.000%	3/1/37	5,500	5,671
	California GO	5.000%	4/1/37	21,895	22,175
	California GO	3.000%	10/1/37	8,250	7,362
	California GO	4.000%	10/1/37	8,655	8,875
	California GO	4.000%	10/1/37	6,125	6,317
	California GO	4.000%	10/1/37	5,000	5,157
	California GO	5.000%	10/1/37	26,580	30,104
	California GO	4.000%	11/1/37	5,200	5,356
	California GO	5.000%	11/1/37	7,000	7,621
	California GO	5.000%	11/1/37	10,050	10,788
	California GO	5.000%	11/1/37	12,980	14,876
	California GO	4.550%	12/1/37	1,000	1,069
	California GO	4.000%	3/1/38	19,120	19,583
	California GO	5.000%	4/1/38	1,235	1,351
	California GO	5.000%	4/1/38	10,115	10,240
	California GO	4.000%	11/1/38	9,000	9,241
	California GO	5.000%	9/1/39	7,120	8,086
	California GO	4.000%	10/1/39	14,145	14,379
	California GO	4.000%	10/1/39	1,685	1,726
	California GO	5.000%	10/1/39	2,500	2,857
	California GO	5.000%	11/1/39	13,090	14,194
	California GO	4.000%	3/1/40	11,035	11,175
	California GO	3.000%	11/1/40	2,350	1,991
	California GO	4.000%	11/1/40	2,890	2,930
	California GO	4.000%	10/1/41	31,925	32,245
	California GO	5.000%	10/1/41	18,065	20,052
	California GO	3.000%	11/1/41	1,375	1,149
	California GO	5.000%	4/1/42	5,000	5,320
	California GO	4.000%	9/1/42	4,610	4,640
	California GO	5.000%	9/1/42	21,970	24,646
	California GO	5.000%	10/1/42	30,000	32,436
	California GO	5.000%	10/1/42	10,000	11,283
	California GO	4.750%	12/1/42	2,250	2,394
	California GO	2.375%	10/1/46	2,500	1,707
	California GO	5.500%	12/1/52	4,985	5,573
[8]	California GO VRDO	2.450%	6/1/23	12,605	12,605
	California GO, Prere.	5.000%	10/1/35	860	908
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	305	305
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	340	339
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	340	341
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,855	1,856
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,520	1,522
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	3,025	3,030
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,340	1,360
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	320	324
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	370	376
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	850	869
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,175	1,206
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,700	1,702
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	3,355	3,370
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,650	1,704
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	445	456
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	518
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,115	3,193
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	3,610	3,689
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	425	435
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	750	783
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,555	3,711
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,025	3,043
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	2,280	2,305
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,053
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	470	489
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	750	779
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,165	3,292
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	450	436
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,700	2,764

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,006
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	6,980	7,302
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,250	1,327
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	5,210	5,269
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	275	295
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	370	390
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,275	3,460
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	340	348
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,110	1,214
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,087
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	500	510
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,001
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,000	3,090
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	1,500	1,517
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	515	549
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	880	918
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,325	3,570
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,840	1,886
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	776
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	776
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,333
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	875	946
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	575	586
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	540	581
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	855	893
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/29	500	476
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/29	1,000	1,072
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	850	961
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	178
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	7,250	7,613
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	875	934
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,786
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,520	1,618
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	2,205	2,273
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	95	95
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,900	2,054
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/30	210	198
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,730	1,826
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,640	2,763
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,015	2,124
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,096
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,085	1,228
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	615	704
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,200	1,260
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,180	1,259
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,500	1,531
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,930	6,113
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/31	2,085	2,085

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	7,990	8,642
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	909
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,300	1,371
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	235	245
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,200	2,318
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	5,000	5,113
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,131
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	750	876
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	600	701
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,935	2,032
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,275	1,360
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,400	1,510
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	890	908
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/32	1,205	1,233
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	2,610	2,689
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/32	2,765	2,747
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	4,315	4,680
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	8,360	9,034
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,780	1,876
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,305
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	370	386
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	500	524
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,810	4,106
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,425	1,519
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,170	3,416
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,105	3,299
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,295	3,393
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	5,055	4,990
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,500	2,710
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	2,730	2,948
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,540	3,730
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	620	642
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,045	5,144
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,310	1,479
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,960	3,186
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	405	436
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,580	3,812
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,510	2,665
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,310	3,408
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,730	2,681
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	1,525	1,652
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,870	3,111
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	1,035	1,030
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	1,520	1,534
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,890	2,002
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,250	2,272
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	5,650	5,757
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	1,020	1,063

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	905	943
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,210	1,363
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	435	467
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,065	4,322
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	400	426
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	700	713
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,500	4,755
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,020	4,132
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	2,910	2,842
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	3,700	3,703
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	3,650	3,761
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	8,010	8,057
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	240	247
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	1,500	1,545
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,200	3,391
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,515	8,039
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	550	584
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	10,785	11,536
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,595	1,623
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,000	3,000
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	750	810
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	3,000	3,154
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	11,460	11,333
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,160	3,373
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,100	4,205
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	3,445	3,454
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	1,455	1,286
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	250	255
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,615	4,871
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	5,230	5,567
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,050	1,109
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,745	7,179
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	760	816
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	12,490	12,251
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,360	2,408
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	3,500	3,034
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	4,995	4,331
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	270	273
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	28,320	29,993
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	10,460	11,078
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	800	810
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	4,600	4,494
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,445	2,386
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,750	3,199
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,835	3,276
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	20,000	20,072
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	365	367
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,060	8,514

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,835	1,855
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	9,385	9,913
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/39	1,000	809
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	530	516
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	2,585	2,494
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	775	780
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	7,375	6,219
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,440	1,453
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	7,465	7,229
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	700	721
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	5,640	5,650
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	690	691
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	17,390	19,159
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/41	5,000	3,429
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	4,900	4,952
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	7,000	7,111
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/44	1,000	759
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	225	236
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	12,300	12,203
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	1,030	1,031
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	10,000	10,003
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	10,000	9,593
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	17,655	18,105
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	27,890	29,397
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	11,500	12,110
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	4,955	5,531
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	10/1/39	23,315	24,264
[3,8]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.610%	6/1/23	26,621	26,621
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	6,690	6,698
	California Health Facilities Financing Authority Revenue	5.000%	7/1/26	4,180	4,347
	California Health Facilities Financing Authority Revenue	5.000%	7/1/27	4,305	4,548
	California Health Facilities Financing Authority Revenue	5.000%	7/1/28	4,405	4,730
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	51,552	49,769
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	11,113	11,025
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	63,290	61,148
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	55,639	51,660
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	52,546	46,944
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	17,000	16,796
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	5,018	4,258
[3]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	9/1/23	15,600	15,593
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/26	560	567
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/27	555	565
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/28	500	511
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/29	600	613
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/30	500	508
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/31	795	861
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/32	750	810
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/33	525	566

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/35	1,570	1,673
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/36	850	828
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/38	1,785	1,710
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/40	1,935	1,818
California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/37	2,500	2,701
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/28	1,105	1,176
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/29	740	789
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/30	1,095	1,168
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/31	1,225	1,307
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/32	1,140	1,216
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/33	1,110	1,183
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/34	2,850	3,042
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/24	525	529
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/25	570	578
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/27	1,150	1,240
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/28	580	638
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/29	1,710	1,913
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/31	1,555	1,742
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/32	1,800	2,015
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/34	660	737
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,108
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/36	2,500	2,747
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/37	1,365	1,489
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/38	1,260	1,368
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/39	2,710	2,934
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	250	250
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/24	610	619
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/26	800	847
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/26	860	911
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/27	1,775	1,875
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/27	840	892
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/28	595	634
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/29	985	1,011
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/29	1,000	1,065
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/31	1,760	1,799
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/32	2,515	2,683
California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,650	1,621
California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	4,115	4,077
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/26	1,510	1,611
California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	15,560	14,413
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/24	1,300	1,316
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/25	12,595	12,910
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/25	1,365	1,404
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,430	1,498
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,245	1,304
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	4,150	4,337

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/27	1,500	1,589
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/28	7,905	8,477
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	12,000	13,598
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	10,060	11,649
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/36	2,810	2,840
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/37	4,220	4,222
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/38	4,140	4,090
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	49,000	42,310
[6]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	3.760%	8/1/47	2,500	2,469
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/40	7,000	7,167
[3]	California Municipal Finance Authority Charter School Aid Revenue	4.000%	7/1/26	2,465	2,387
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	625	625
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	340	341
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/23	1,620	1,630
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/24	1,325	1,323
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	410	416
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	375	378
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	275	278
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/24	550	561
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/25	650	656
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/25	1,180	1,178
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/25	1,000	1,033
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	305	310
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	550	559
California Municipal Finance Authority College & University Revenue	5.000%	11/1/25	605	632
California Municipal Finance Authority College & University Revenue	5.000%	1/1/26	1,975	2,020
California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	300	308
California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	715	734
California Municipal Finance Authority College & University Revenue	5.000%	11/1/26	635	677
California Municipal Finance Authority College & University Revenue	5.000%	1/1/27	1,170	1,209
California Municipal Finance Authority College & University Revenue	5.000%	4/1/27	1,000	1,003
California Municipal Finance Authority College & University Revenue	5.000%	6/1/27	2,565	2,754
California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	1,210	1,254
California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	660	684
California Municipal Finance Authority College & University Revenue	4.000%	11/1/27	500	520
California Municipal Finance Authority College & University Revenue	5.000%	11/1/27	680	740
California Municipal Finance Authority College & University Revenue	5.000%	1/1/28	860	899
California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,140	1,143
California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	1,020	1,069
California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	520	540
California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	700	775
California Municipal Finance Authority College & University Revenue	5.000%	1/1/29	500	519
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	810	842
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	450	472
California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	500	558
California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	300	335
California Municipal Finance Authority College & University Revenue	5.000%	1/1/30	785	816

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	585	608
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	225	236
California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	525	595
California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	300	340
California Municipal Finance Authority College & University Revenue	5.000%	1/1/31	1,020	1,059
California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	2,140	2,221
California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	225	235
California Municipal Finance Authority College & University Revenue	5.000%	11/1/31	650	734
California Municipal Finance Authority College & University Revenue	5.000%	1/1/32	855	886
California Municipal Finance Authority College & University Revenue	4.000%	10/1/32	120	117
California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	1,190	1,234
California Municipal Finance Authority College & University Revenue	5.000%	11/1/32	725	813
California Municipal Finance Authority College & University Revenue	5.000%	1/1/33	860	889
California Municipal Finance Authority College & University Revenue	4.000%	10/1/33	120	117
California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	1,125	1,171
California Municipal Finance Authority College & University Revenue	5.000%	11/1/33	720	803
California Municipal Finance Authority College & University Revenue	5.000%	1/1/34	1,160	1,198
California Municipal Finance Authority College & University Revenue	4.000%	10/1/34	150	145
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	570	589
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,225	1,271
California Municipal Finance Authority College & University Revenue	4.000%	11/1/34	785	814
California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,080	2,037
California Municipal Finance Authority College & University Revenue	4.000%	10/1/35	160	153
California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	1,100	1,132
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	225	232
California Municipal Finance Authority College & University Revenue	4.000%	11/1/35	645	662
California Municipal Finance Authority College & University Revenue	5.000%	1/1/36	1,960	2,009
California Municipal Finance Authority College & University Revenue	4.000%	10/1/36	175	165
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	745	763
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,250	1,283
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,000	1,088
California Municipal Finance Authority College & University Revenue	4.000%	11/1/36	850	860
California Municipal Finance Authority College & University Revenue	5.000%	1/1/37	1,645	1,678
California Municipal Finance Authority College & University Revenue	4.000%	10/1/37	170	157
California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	575	587
California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	600	648
California Municipal Finance Authority College & University Revenue	4.000%	11/1/37	375	377
California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,000	1,076
California Municipal Finance Authority College & University Revenue	4.000%	11/1/38	875	877
California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	835	895
California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	1,230	1,250
California Municipal Finance Authority College & University Revenue	4.000%	11/1/39	600	595
California Municipal Finance Authority College & University Revenue	4.000%	11/1/40	540	532
California Municipal Finance Authority College & University Revenue	3.000%	10/1/41	1,810	1,324
California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,400	1,478
California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,835	1,937
California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	1,185	1,301
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	2,465	2,460

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,000	1,003
[3]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/23	50	49
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,435	3,463
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,100	1,109
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,825	1,844
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,000	1,010
[3]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	55	53
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,700	1,729
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,350	2,393
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,490	1,517
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,100	1,117
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,018
[3]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	100	98
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,275	2,332
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	103
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,475	2,538
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,025
[3]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	100	98
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,625	1,684
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	741
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,820	3,917
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,000	1,037
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,040
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	775	816
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/28	250	237
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,365	1,427
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,500	1,538
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	3,670
[3]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	115	118
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	825	880
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,520	1,590
[3]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,355	1,390
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/29	1,250	1,289
[3]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	50	52
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	600	646
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,046
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	770	805
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,600	1,631
[3]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	105	109
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,445	1,568
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,005	1,050
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,044
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	1,950	1,999
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	3,660	3,820
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	1,050	1,146
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	900	938
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,225	3,365
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	2,000	2,177

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,150	2,240
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,030	1,073
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,250	4,434
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,325	3,618
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,575	1,640
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,675	4,864
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,010	1,093
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,074
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,745	1,810
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	1,670	1,642
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	5,545	5,745
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,800	1,856
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,900	1,959
[3]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	175	177
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,785	1,737
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	1,700	1,754
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,615	1,656
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	3,145	3,000
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,820	2,691
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	3,500	3,310
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	65	65
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	3,920	3,679
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	100	90
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Projects)	5.000%	5/15/42	5,000	5,437
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/32	505	535
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/26	630	666
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,018
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,560
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,500
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,588
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.000%	11/1/29	275	294
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.000%	11/1/30	210	227
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.000%	11/1/32	450	494
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.000%	11/1/33	1,200	1,315
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.250%	11/1/34	1,000	1,115
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.250%	11/1/36	1,300	1,425
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	845	883
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/27	650	709
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,470	3,577
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,655	3,768
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,835	3,954
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	4,035	4,160
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	4,000	4,124
[2]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/31	1,455	1,547
[2]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/36	1,805	1,899

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/23	470	472
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/24	495	500
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/25	520	529
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/26	270	277
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/27	285	295
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/28	200	209
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/29	210	221
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/30	220	232
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/31	175	171
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/32	240	233
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/33	250	242
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/34	265	254
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/35	270	256
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/36	210	196
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/41	765	670
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/23	400	401
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	735	743
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,425	2,474
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	500	512
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	2,550	2,633
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	570	591
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	400	415
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,925	2,012
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,051
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	500	525
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	1,385	1,477
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,400	2,559
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	400	426
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,500	1,597
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,000	1,070
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,450	1,558
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	500	539
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	8,000	8,597
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,045	3,237
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	600	653
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/30	1,000	1,014
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,000	3,183
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,820	4,091
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	500	548
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	500	534
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/33	1,345	1,364
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	1,450	1,544
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	1,450	1,471
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/35	1,450	1,460
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,091
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,265	2,385
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/35	1,270	1,279
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/36	2,530	2,645

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	13,896	11,465
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	1,670	1,644
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	2,300	2,368
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	935	967
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	500	484
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	1,440	1,383
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	550	524
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/23	150	150
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/24	1,025	1,038
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/26	1,130	1,161
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/31	600	625
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/30	520	518
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/40	3,035	2,843
[3]	California Municipal Finance Authority Multifamily Revenue TOB VRDO	4.200%	6/1/23	37,180	37,180
[3]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.300%	2/3/25	9,800	9,438
[2,3]	California Municipal Finance Authority Student Local or Guaranteed Housing Revenue TOB VRDO	3.520%	6/1/23	1,830	1,830
[3]	California Municipal Finance Authority Transit Revenue TOB VRDO	3.490%	6/1/23	4,000	4,000
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/33	4,390	4,469
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	4/1/25	3,955	4,018
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	4/1/25	4,220	4,287
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	California Pollution Control Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/39	1,630	1,669
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	290	290
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	500	501
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	385	384
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	440	444
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	650	649
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	440	448
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	830	830
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	440	452
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/27	1,960	1,963
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	450	467
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/28	730	733
[3]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	4,300	4,097
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	500	524
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	490	518
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	520	554
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	1,215	1,377
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	2,500	2,560
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,640	1,664
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/37	645	654
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,320	2,343
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,400	2,413
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/40	2,500	2,507

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	12,000	11,825
[3]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	3,450	3,310
[3]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Sharp Healthcare Project) TOB VRDO	3.440%	6/1/23	2,000	2,000
	California Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/15/31	1,710	1,667
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	9,425	2,415
[3]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/23	635	635
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/23	100	100
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/23	435	435
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/23	725	726
[3]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/24	660	656
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/24	130	131
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	455	459
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	905	913
[3]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/25	685	678
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/25	100	101
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	380	383
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	980	989
[3]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/26	715	706
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/26	105	107
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	255	258
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/27	110	114
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	530	537
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	1,115	1,129
[3]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/28	770	760
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/28	160	167
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	280	284
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	1,155	1,171
[3]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/29	800	790
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/29	330	348
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	300	304
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	730	740
[3]	California School Finance Authority Charter School Aid Revenue	3.000%	7/1/30	365	324
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/30	835	855
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	300	304
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	350	355
[3]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	260	244
[3]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	3,680	3,353
[3]	California School Finance Authority Charter School Aid Revenue	2.125%	8/1/31	710	588
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/31	450	456
[3]	California School Finance Authority Charter School Aid Revenue	4.500%	7/1/32	860	807
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/32	460	470
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/33	485	495
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/34	510	520
[3]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/36	325	298
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	1,075	1,080
[3]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/38	465	419
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/40	1,500	1,434
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/40	2,000	1,990
[3]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	775	639
[3]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,248
[3]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/41	530	456
[3]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/42	2,125	1,944
[3]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	125	94
[3]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	300	215
[3]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/23	345	345
[3]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/24	320	322
[3]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/25	300	303
[3]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/26	300	305
[3]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/27	320	328
[3]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/28	190	196
[3]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/35	1,000	1,014
[3]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/38	2,000	2,023
[3]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	3.000%	6/1/31	2,055	1,713

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	4.000%	6/1/41	1,655	1,272
[3]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/24	100	101
[3]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/25	210	213
[3]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	330	338
[3]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/27	200	207
[3]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/28	100	104
[3]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	100	105
[3]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/30	100	106
[3]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/40	1,600	1,462
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/26	160	164
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/27	230	238
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/28	215	224
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/29	260	275
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/30	570	604
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/32	765	800
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/33	930	969
[3]	California School Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/31	1,000	935
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	2,085	2,125
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	1,500	1,534
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	1,955	2,006
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	3,140	3,251
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	1,000	1,039
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	2,115	2,235
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	1,500	1,590
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/26	6,000	6,404
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	6,150	6,587
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/27	2,635	2,832
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	6,435	6,929
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	5,393
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	4,000	4,329
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/27	5,000	5,450
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/28	4,000	4,304
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	4,625	4,792
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	5,000	5,504
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	4,000	4,418
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	13,840	15,044
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/28	2,850	3,169
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	18,850	20,991
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/29	5,235	5,648
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/29	1,175	1,219
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	13,750	15,460
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	12,260	13,354
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	10,225	11,604
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/30	2,435	2,630
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/30	1,250	1,297
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	15,000	17,307
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/31	5,000	5,089
[1]	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/31	1,050	1,041
	California State Public Works Board Lease (Abatement) Revenue	0.000%	3/1/32	1,900	1,372
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/32	2,000	2,159
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	5,025	5,114
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/32	5,015	5,126
	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/33	300	286
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/33	3,000	3,065
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/34	2,575	2,779
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	2,500	2,891
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/34	19,120	19,433
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/35	5,000	5,214
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	6,040	6,933

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	25,000	25,293
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	1,520	1,730
California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/37	1,500	1,713
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/39	3,555	3,578
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/42	4,500	4,458
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	5,765	6,019
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	10,000	10,655
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/27	5,030	5,358
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/27	3,350	3,607
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	5,175	5,531
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	2,630	2,920
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	17,388
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	4,073
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	15,438
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/30	1,000	1,140
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	1,010	1,028
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	3,805	4,031
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	4,923
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	3,965	4,182
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/33	1,520	1,553
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/33	3,815	3,213
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	3,250	3,472
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/34	4,025	3,330
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	670	715
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/35	675	698
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/36	625	641
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/36	900	925
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,125	1,139
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/39	1,000	1,005
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/39	1,500	1,509
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/40	750	751
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	850	883
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	1,060	1,124
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,265	1,369
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/30	2,785	3,188
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/33	4,540	5,267
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	10,445	12,077
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	3,120	3,582
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/35	12,610	13,077
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	3,000	3,073
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	3,355	3,411
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	5,465	5,552
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	2,470	2,501
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/39	4,500	4,528
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	4,000	4,442
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	4.000%	11/1/36	4,430	4,537
California State University College & University Revenue	5.000%	11/1/26	1,400	1,498
California State University College & University Revenue	5.000%	11/1/27	2,155	2,263
California State University College & University Revenue	5.000%	11/1/28	2,635	2,769
California State University College & University Revenue	5.000%	11/1/30	1,300	1,385
California State University College & University Revenue	5.000%	11/1/30	600	684
California State University College & University Revenue	5.000%	11/1/31	8,350	8,891
California State University College & University Revenue	5.000%	11/1/32	6,180	6,686
California State University College & University Revenue	5.000%	11/1/32	5,335	5,677
California State University College & University Revenue	5.000%	11/1/33	6,270	6,772
California State University College & University Revenue	5.000%	11/1/33	10,155	10,792
California State University College & University Revenue	5.000%	11/1/33	5,000	5,225

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	4.000%	11/1/34	665	699
	California State University College & University Revenue	5.000%	11/1/34	5,000	5,403
	California State University College & University Revenue	5.000%	11/1/34	8,560	9,508
	California State University College & University Revenue	4.000%	11/1/35	580	605
	California State University College & University Revenue	5.000%	11/1/35	8,000	8,617
	California State University College & University Revenue	5.000%	11/1/35	13,205	13,809
	California State University College & University Revenue	5.000%	11/1/35	5,000	5,523
	California State University College & University Revenue	3.125%	11/1/36	100	94
	California State University College & University Revenue	5.000%	11/1/36	1,435	1,539
	California State University College & University Revenue	5.000%	11/1/36	3,050	3,213
	California State University College & University Revenue	5.000%	11/1/36	10,555	11,590
	California State University College & University Revenue	5.000%	11/1/37	3,895	4,161
	California State University College & University Revenue	5.000%	11/1/37	10,465	11,432
	California State University College & University Revenue	5.000%	11/1/38	5,495	5,975
	California State University College & University Revenue	5.000%	11/1/39	1,725	1,893
	California State University College & University Revenue	3.000%	11/1/40	1,720	1,469
	California State University College & University Revenue	5.000%	11/1/41	20,815	21,744
	California State University College & University Revenue PUT	1.600%	11/1/26	27,025	25,116
[3]	California State University College & University Revenue TOB VRDO	3.440%	6/1/23	6,745	6,745
	California State University College & University Revenue, Prere.	5.000%	11/1/24	4,920	5,040
	California State University College & University Revenue, Prere.	5.000%	11/1/24	8,745	8,959
	California State University College & University Revenue, Prere.	5.000%	11/1/24	11,735	12,030
	California State University College & University Revenue, Prere.	5.000%	11/1/24	6,050	6,198
	California State University College & University Revenue, Prere.	5.000%	11/1/24	6,160	6,311
	California State University College & University Revenue, Prere.	5.000%	11/1/24	6,650	6,817
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/34	8,905	8,519
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/36	9,520	8,730
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	2,795	2,515
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/38	12,300	10,837
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/27	1,500	1,567
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/28	1,550	1,621
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/29	900	942
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.450%	4/1/28	8,000	6,869
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	13,015	10,914
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	527
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	235	153
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,095	1,104
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	202
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	500	505
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	600	607
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	760	774
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/24	245	159
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	765	781
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	410	419
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	160	162
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	768
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	104
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	425	435
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,100	1,142
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/25	215	140
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,008
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	2,120	2,168
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	1,570	1,624
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	460	476
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	350	357
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	590	614
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	185

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,345	1,394
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,090	1,154
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.125%	11/1/26	240	156
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,925	1,991
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	605	635
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	160	165
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,455	1,528
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	205	221
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,205	1,258
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,079
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	270	176
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	3,400	3,454
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,000	3,140
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,470	1,560
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	420	433
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,515	1,610
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/28	1,000	1,050
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	110
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	975	1,022
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	780	857
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	3,290	3,446
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	2,940	3,110
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	470	485
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,240	1,336
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	1,000	1,063
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,425	1,495
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,019
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	15,365	15,643
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,685	1,768
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	6,380	6,613
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	2,615	2,764
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	660	718
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/30	1,900	2,040
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	275	304
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,650	1,732
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,020
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,380	1,457
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,025	1,115
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	2,000	2,167
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,345	1,410
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/31	3,495	3,623
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	525	535
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	1,085	1,138
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	7,115	7,356
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	1,580	1,664
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	255	253
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,815	1,973
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	2,270	2,393

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,625	1,702
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	760	795
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,150	1,209
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,850	3,096
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,475	1,543
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	2,075	2,169
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.125%	3/1/34	875	880
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	1,005	1,056
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	350	345
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,550	2,769
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	715	742
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	4,545	4,680
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	1,475	1,544
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	1,545	1,513
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	900	924
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	3,225	3,354
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	630	614
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,025	2,025
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,590	1,549
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	700	711
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	725	750
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/36	200	178
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	650	624
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,030	1,035
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,000	1,028
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,405	1,294
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,050	2,003
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	3,100	2,940
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,945	2,939
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,920	3,801
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,500	3,290
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,530	1,520
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	3,495	3,360
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	4,250	3,956
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,100	1,087
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,520	1,405
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,160	1,147
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	550	568
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	1,000	1,052
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.250%	1/1/43	2,765	2,576
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.125%	8/15/47	1,000	1,058
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/24	1,350	1,333
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/29	4,950	4,639
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,285
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/23	300	300
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/24	300	305

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/25	300	309
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/26	325	341
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/36	590	634
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/37	500	534
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/38	710	756
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/26	8,050	8,044
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	19,815	19,868
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	22,420	23,216
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	16,940	18,909
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,090	5,682
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	3,330	3,717
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,445	3,515
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,000	3,061
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,660	4,755
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,575	4,668
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,200	4,286
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,790	3,867
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,500	2,551
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	3.250%	2/15/26	700	707
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	2,645	2,794
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,040	4,267
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,000	4,225
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,795	5,065
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	1,000	1,056
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	1,250	1,259
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	1,500	1,494
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,000	2,038
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	3,410	3,517
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	2,015	2,089
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	5,000	5,182
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,000	2,149
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,074
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	900	899
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,475	2,559
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	3,375	3,483
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	3,000	3,072
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/34	1,750	1,800
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,050
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.600%	1/15/36	2,480	2,460

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/36	3,000	3,025
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	3,000	3,000
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/38	3,000	2,977
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	1,515	1,464
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	4.200%	6/1/23	51,857	51,857
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	4.200%	6/1/23	24,905	24,905
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	2,505	2,575
	California Statewide Communities Development Authority Special Assessment Revenue	4.250%	9/2/32	2,265	2,235
	California Statewide Communities Development Authority Special Assessment Revenue	5.125%	9/2/42	1,500	1,460
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/40	1,500	1,351
	Campbell Union High School District GO, Prere.	4.000%	8/1/26	5,000	5,172
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,125	2,262
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,500	2,661
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	4,095	4,359
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	5,485	5,838
	Carlsbad Unified School District GO	4.000%	5/1/30	5,220	5,447
	Carlsbad Unified School District GO	6.125%	8/1/31	145	175
	Carlsbad Unified School District GO	4.000%	5/1/33	720	744
	Carlsbad Unified School District GO	3.000%	8/1/33	300	289
	Carlsbad Unified School District GO	4.000%	5/1/34	685	705
	Carlsbad Unified School District GO	3.000%	8/1/34	500	479
	Carlsbad Unified School District GO	3.000%	8/1/35	1,100	1,035
	Carlsbad Unified School District GO	3.000%	8/1/35	500	470
	Carlsbad Unified School District GO	3.000%	8/1/36	1,180	1,088
	Carlsbad Unified School District GO	3.000%	8/1/36	500	461
	Carlsbad Unified School District GO	3.000%	8/1/38	1,415	1,254
	Carlsbad Unified School District GO	3.000%	8/1/39	1,545	1,349
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/23	215	215
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/24	160	163
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/25	125	129
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/27	225	242
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/28	255	279
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/29	250	278
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/30	300	339
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/31	300	339
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/32	300	339
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/33	350	395
	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,170	1,176
	Castro Valley Unified School District GO	4.000%	8/1/33	750	776
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/24	100	100
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/25	125	126
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/26	125	127
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/27	390	400
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/28	105	108
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/29	420	437
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/30	300	314
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/31	375	390
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/32	975	1,003
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/33	2,720	2,784
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,250	1,273
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/35	405	413
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/23	225	225
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/24	325	326
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/25	300	303
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/26	300	305

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/27	300	307
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/28	250	258
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/29	250	260
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/31	300	312
[2]	Center Unified School District GO	4.000%	8/1/34	210	218
[2]	Center Unified School District GO	3.000%	8/1/35	950	879
[2]	Center Unified School District GO	3.000%	8/1/36	535	483
[2]	Center Unified School District GO	3.000%	8/1/38	1,310	1,141
[2]	Center Unified School District GO	3.000%	8/1/40	600	505
[1]	Centinela Valley Union High School District GO	4.000%	8/1/30	2,390	2,468
[1]	Centinela Valley Union High School District GO	4.000%	8/1/32	3,355	3,445
[1]	Centinela Valley Union High School District GO	4.000%	8/1/33	1,410	1,439
[1]	Centinela Valley Union High School District GO	4.000%	8/1/34	5,465	5,556
	Central Unified School District GO	0.000%	8/1/33	500	336
	Central Unified School District GO	0.000%	8/1/34	300	194
	Central Unified School District GO	0.000%	8/1/35	300	183
	Central Unified School District GO	0.000%	8/1/36	235	136
	Central Unified School District GO	0.000%	8/1/37	500	272
	Cerritos Community College District GO	0.000%	8/1/23	500	497
	Cerritos Community College District GO	4.000%	8/1/30	3,480	3,533
	Cerritos Community College District GO	4.000%	8/1/32	2,260	2,289
	Chabot-Las Positas Community College District GO	3.000%	8/1/33	1,000	950
	Chabot-Las Positas Community College District GO	4.000%	8/1/34	625	644
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	1,480	1,365
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	620	634
	Chabot-Las Positas Community College District GO	3.000%	8/1/38	3,000	2,612
	Chaffey Community College District GO	3.000%	6/1/39	1,975	1,711
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	4,700	4,783
	Chaffey Joint Union High School District GO	0.000%	8/1/23	600	597
	Chaffey Joint Union High School District GO	0.000%	8/1/24	500	480
	Chaffey Joint Union High School District GO	0.000%	8/1/25	655	609
	Chaffey Joint Union High School District GO	0.000%	8/1/26	1,430	1,281
	Chaffey Joint Union High School District GO	0.000%	2/1/27	370	327
	Chaffey Joint Union High School District GO	0.000%	8/1/28	2,000	1,648
	Chaffey Joint Union High School District GO	0.000%	8/1/28	530	447
	Chaffey Joint Union High School District GO	0.000%	8/1/29	515	420
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chaffey Joint Union High School District GO	0.000%	2/1/30	885	706
	Chaffey Joint Union High School District GO	0.000%	8/1/30	450	354
	Chaffey Joint Union High School District GO	0.000%	8/1/31	455	344
	Chaffey Joint Union High School District GO	0.000%	8/1/32	525	380
	Chaffey Joint Union High School District GO	0.000%	2/1/33	1,000	705
	Chaffey Joint Union High School District GO	0.000%	8/1/33	700	486
	Chaffey Joint Union High School District GO	0.000%	8/1/34	890	595
	Chaffey Joint Union High School District GO	0.000%	2/1/35	605	392
	Chaffey Joint Union High School District GO	0.000%	2/1/37	1,000	582
	Chaffey Joint Union High School District GO	0.000%	2/1/38	710	388
	Chico CA Sewer Revenue	5.000%	12/1/26	415	442
	Chico Unified School District GO	4.000%	8/1/28	300	316
	Chico Unified School District GO	4.000%	8/1/30	300	317
	Chico Unified School District GO	4.000%	8/1/32	280	295
	Chico Unified School District GO	4.000%	8/1/33	300	314
	Chico Unified School District GO	5.000%	8/1/33	750	786
	Chico Unified School District GO	4.000%	8/1/34	500	523
	Chico Unified School District GO	3.000%	8/1/38	900	778
	Chico Unified School District GO	3.000%	8/1/39	765	653
	Chico Unified School District GO	3.000%	8/1/40	1,500	1,262
	Chico Unified School District GO	4.000%	8/1/41	3,180	3,167
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/36	1,530	1,455
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/24	675	689
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,000	1,040
[2]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,195	1,223
[2]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,170	1,198
	Chino Valley Unified School District GO	0.000%	8/1/29	500	405
	Chino Valley Unified School District GO	0.000%	8/1/30	600	467
	Chino Valley Unified School District GO	0.000%	8/1/32	935	671
	Chino Valley Unified School District GO	0.000%	8/1/35	1,400	880
	Chino Valley Unified School District GO	0.000%	8/1/37	1,000	563
	Chino Valley Unified School District GO	0.000%	8/1/38	1,350	720
	Chula Vista Elementary School District GO	2.000%	8/1/26	2,030	1,922
	Chula Vista Elementary School District GO	2.000%	8/1/27	5,315	4,970
	Citrus Community College District GO, Prere.	5.000%	2/1/24	1,000	1,011
	Citrus Community College District GO, Prere.	5.000%	2/1/24	3,150	3,185
[2]	Clovis CA Sewer Revenue	5.000%	8/1/27	1,090	1,176
[2]	Clovis CA Sewer Revenue	5.000%	8/1/28	1,000	1,085
[2]	Clovis CA Sewer Revenue	5.000%	8/1/31	1,380	1,498
[2]	Clovis CA Sewer Revenue	5.000%	8/1/33	1,780	1,924
[2]	Clovis CA Sewer Revenue	5.000%	8/1/34	1,000	1,083
[2]	Clovis CA Sewer Revenue	5.000%	8/1/35	1,000	1,077
[2]	Clovis CA Sewer Revenue	5.000%	8/1/36	2,170	2,324

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,265	1,346
[5]	Clovis Unified School District GO	0.000%	8/1/26	450	405
[5]	Clovis Unified School District GO	0.000%	8/1/28	6,705	5,649
[5]	Clovis Unified School District GO	0.000%	8/1/30	12,330	9,668
	Clovis Unified School District GO	0.000%	8/1/32	4,185	2,993
	Clovis Unified School District GO	0.000%	8/1/33	2,700	1,850
	Clovis Unified School District GO	0.000%	8/1/34	2,015	1,327
	Clovis Unified School District GO	0.000%	8/1/35	2,780	1,746
	Clovis Unified School District GO	5.250%	8/1/40	650	721
[1]	Coachella Valley Unified School District GO	0.000%	8/1/34	2,245	1,486
[1]	Coachella Valley Unified School District GO	0.000%	8/1/39	3,405	1,715
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/38	1,505	1,513
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/39	1,595	1,602
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/40	1,150	1,152
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/41	1,700	1,697
	Coast Community College District GO	3.000%	8/1/38	3,995	3,520
	Coast Community College District GO, Prere.	0.000%	8/1/25	8,000	5,316
	Coast Community College District GO, Prere.	5.000%	8/15/25	3,000	3,124
[1]	Colton Joint Unified School District GO	5.000%	8/1/23	785	787
[1]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/23	605	606
[1]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,595	1,688
[2]	Compton CA Unified School District COP	4.000%	6/1/23	215	215
[2]	Compton CA Unified School District COP	4.000%	6/1/24	345	347
[2]	Compton CA Unified School District COP	5.000%	6/1/25	405	418
[2]	Compton CA Unified School District COP	5.000%	6/1/26	475	499
[2]	Compton CA Unified School District COP	5.000%	6/1/27	555	595
[2]	Compton CA Unified School District COP	5.000%	6/1/28	335	359
[2]	Compton CA Unified School District COP	5.000%	6/1/29	275	296
[2]	Compton CA Unified School District COP	5.000%	6/1/31	270	291
[2]	Compton CA Unified School District COP	5.000%	6/1/32	530	570
[2]	Compton CA Unified School District COP	4.000%	6/1/33	250	257
[2]	Compton CA Unified School District COP	4.000%	6/1/35	400	408
[2]	Compton CA Unified School District COP	4.000%	6/1/36	400	404
[2]	Compton CA Unified School District COP	4.000%	6/1/38	550	552
[2]	Compton CA Unified School District COP	4.000%	6/1/39	575	576
[2]	Compton CA Unified School District GO	5.000%	6/1/25	785	815
[2]	Compton CA Unified School District GO	5.000%	6/1/26	835	884
[2]	Compton CA Unified School District GO	5.000%	6/1/27	755	816
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Compton CA Unified School District GO	5.000%	6/1/28	1,140	1,236
[2]	Compton CA Unified School District GO	5.000%	6/1/29	1,000	1,086
[2]	Compton CA Unified School District GO	4.000%	6/1/30	2,200	2,281
[2]	Compton CA Unified School District GO	4.000%	6/1/31	2,065	2,133
[2]	Compton CA Unified School District GO	4.000%	6/1/32	1,995	2,058
[2]	Compton CA Unified School District GO	0.000%	6/1/33	1,010	668
[1]	Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,790	2,996
[1]	Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/28	2,395	2,616
[1]	Conejo Valley Unified School District GO	0.000%	8/1/23	2,500	2,485
[1]	Conejo Valley Unified School District GO	0.000%	8/1/24	3,000	2,877
[1]	Conejo Valley Unified School District GO	0.000%	8/1/25	3,380	3,129
[1]	Conejo Valley Unified School District GO	0.000%	8/1/26	3,500	3,114
[1]	Conejo Valley Unified School District GO	0.000%	8/1/27	3,000	2,555
[1]	Conejo Valley Unified School District GO	0.000%	8/1/28	2,290	1,859
	Conejo Valley Unified School District GO	3.000%	8/1/36	5,000	4,511
	Contra Costa Community College District GO	3.000%	8/1/37	1,370	1,230
	Contra Costa Community College District GO	5.000%	8/1/37	1,500	1,725
	Contra Costa Community College District GO	3.000%	8/1/38	1,100	969
	Contra Costa Community College District GO	5.000%	8/1/38	3,000	3,408
	Contra Costa Community College District GO	3.000%	8/1/39	1,000	873
	Contra Costa Community College District GO	5.000%	8/1/39	3,350	3,781
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/39	3,265	3,347
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/40	4,435	4,507
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/41	1,795	1,812
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/30	2,000	2,160
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,310	1,413
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	2,010	2,168
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/33	6,060	6,533
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	5,665	6,099
	Contra Costa Water District Water Revenue	5.000%	10/1/32	725	851
	Contra Costa Water District Water Revenue	4.000%	10/1/41	1,000	1,014
[11]	Corona-Norco Unified School District GO	0.000%	8/1/23	1,000	994

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Corona-Norco Unified School District GO	0.000%	8/1/25	1,325	1,228
[11]	Corona-Norco Unified School District GO	0.000%	8/1/26	1,530	1,372
[11]	Corona-Norco Unified School District GO	0.000%	8/1/27	1,500	1,300
[11]	Corona-Norco Unified School District GO	0.000%	8/1/28	1,290	1,082
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,525	2,592
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,000	2,053
	Corona-Norco Unified School District GO	4.000%	8/1/34	2,000	2,047
	Corona-Norco Unified School District GO	4.000%	8/1/34	3,000	3,071
	Corona-Norco Unified School District GO	4.000%	8/1/34	350	362
	Corona-Norco Unified School District GO	4.000%	8/1/35	500	515
	Corona-Norco Unified School District GO	4.000%	8/1/36	675	687
	Corona-Norco Unified School District GO	4.000%	8/1/38	800	805
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/41	1,900	1,650
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	20,715	15,848
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	5,685	4,404
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	17,830	13,458
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	10,000	7,670
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	2,200	1,735
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	5,000	3,354
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	5,000	3,283
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/24	600	612
	Cucamonga Valley Water District Financing Authority Water Revenue	4.000%	9/1/33	360	387
	Cupertino CA COP	4.000%	6/1/25	700	711
	Cupertino CA COP	4.000%	6/1/28	700	738
	Cupertino CA COP	4.000%	6/1/30	865	934
[1]	Davis Joint Unified School District COP	5.000%	8/1/25	3,600	3,738
[1]	Davis Joint Unified School District COP	4.000%	8/1/26	1,230	1,253
[2]	Davis Joint Unified School District GO	3.000%	8/1/32	4,240	4,156
[2]	Davis Joint Unified School District GO	3.000%	8/1/33	4,260	4,103
[2]	Davis Joint Unified School District GO	3.000%	8/1/35	3,660	3,377
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/24	1,585	1,588
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/26	1,475	1,476
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/42	5,500	5,741
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.500%	12/1/45	1,270	1,258
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,510	2,435
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/52	6,000	6,412
Desert Community College District GO	4.000%	8/1/33	700	739
Desert Community College District GO	4.000%	8/1/37	300	303
Desert Community College District GO	4.000%	8/1/39	500	503
Desert Community College District GO	4.000%	8/1/41	1,090	1,088
Desert Sands Unified School District GO	5.000%	8/1/35	1,000	1,081
Desert Sands Unified School District GO	4.000%	8/1/36	1,440	1,464
Dixon CA Special Tax Revenue	4.000%	9/1/25	100	100
Dixon CA Special Tax Revenue	4.000%	9/1/26	170	170
Dixon CA Special Tax Revenue	4.000%	9/1/27	175	175
Dixon CA Special Tax Revenue	4.000%	9/1/28	205	205
Dixon CA Special Tax Revenue	4.000%	9/1/29	130	130
Dixon CA Special Tax Revenue	4.000%	9/1/30	125	124
Dixon CA Special Tax Revenue	4.000%	9/1/33	425	418
Dixon CA Special Tax Revenue	4.000%	9/1/36	200	191
Dixon CA Special Tax Revenue	4.000%	9/1/40	400	364
Dublin CA Special Tax Revenue	3.000%	9/1/24	235	230
Dublin CA Special Tax Revenue	3.000%	9/1/26	300	285
Dublin CA Special Tax Revenue	4.000%	9/1/28	240	239
Dublin CA Special Tax Revenue	4.000%	9/1/30	305	301
Dublin CA Special Tax Revenue	4.000%	9/1/31	135	133
Dublin CA Special Tax Revenue	3.000%	9/1/33	595	519
Dublin CA Special Tax Revenue	2.375%	9/1/35	590	461
Dublin CA Special Tax Revenue	2.375%	9/1/36	735	559
Dublin CA Special Tax Revenue	2.375%	9/1/37	785	579
Dublin-San Ramon Services District Water Revenue	5.000%	8/1/31	1,000	1,092
Dublin-San Ramon Services District Water Revenue	5.000%	8/1/33	1,300	1,408
Dublin-San Ramon Services District Water Revenue	5.000%	8/1/34	900	976
Dublin-San Ramon Services District Water Revenue	5.000%	8/1/35	670	723
Dublin-San Ramon Services District Water Revenue	5.000%	8/1/36	1,505	1,617
Dublin-San Ramon Services District Water Revenue	5.000%	8/1/37	1,100	1,176
East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/35	8,455	8,783
East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	3,975	4,145
East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	4,015	4,185
East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	1,855	1,939
East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	8,170	8,879

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	3,215	3,340
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/36	8,075	8,735
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	5,900	6,782
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/38	4,000	4,556
[2]	East Side Union High School District GO	5.000%	8/1/25	1,150	1,198
[1]	East Side Union High School District GO	0.000%	8/1/27	300	259
[2]	East Side Union High School District GO	5.000%	8/1/27	1,150	1,251
	East Side Union High School District GO	2.000%	8/1/28	7,260	6,666
	East Side Union High School District GO	2.000%	8/1/29	7,880	7,185
[1]	East Side Union High School District GO	3.000%	8/1/29	3,300	3,299
	East Side Union High School District GO	2.000%	8/1/30	6,640	5,917
[1]	East Side Union High School District GO	3.000%	8/1/30	7,255	7,239
	East Side Union High School District GO	2.000%	8/1/31	6,970	6,111
[1]	East Side Union High School District GO	3.000%	8/1/31	7,945	7,910
	East Side Union High School District GO	2.000%	8/1/32	7,320	6,289
[1]	East Side Union High School District GO	3.000%	8/1/32	3,000	2,917
	East Side Union High School District GO	4.000%	8/1/33	1,425	1,456
	East Side Union High School District GO	3.750%	8/1/35	250	250
[1]	East Side Union High School District GO	3.000%	8/1/36	4,000	3,596
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	2,590	2,758
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	2,555	2,722
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/32	4,990	5,319
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/33	4,805	5,124
	Eastern Municipal Water District Water Revenue	5.000%	7/1/26	1,050	1,116
	Eastern Municipal Water District Water Revenue	5.000%	7/1/28	1,890	2,019
	Eastern Municipal Water District Water Revenue	5.000%	7/1/29	3,650	3,906
	Eastern Municipal Water District Water Revenue	5.000%	7/1/32	2,580	2,762
	Eastern Municipal Water District Water Revenue	5.000%	7/1/33	3,805	4,071
	Eastern Municipal Water District Water Revenue	5.000%	7/1/35	4,970	5,298
	Eastern Municipal Water District Water Revenue	5.000%	7/1/36	2,310	2,454
	El Camino Community College District Foundation GO	0.000%	8/1/32	10,000	7,361
	El Camino Community College District Foundation GO	0.000%	8/1/33	3,500	2,475
	El Camino Community College District Foundation GO	0.000%	8/1/34	2,000	1,365
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Camino Community College District Foundation GO	5.000%	8/1/34	1,100	1,182
[5]	El Camino Healthcare District GO	0.000%	8/1/30	3,740	2,904
[5]	El Camino Healthcare District GO	0.000%	8/1/31	4,410	3,284
	El Camino Healthcare District GO	4.000%	8/1/33	3,045	3,126
	El Dorado County CA Special Tax Revenue	4.000%	9/1/28	1,980	1,982
	El Dorado County CA Special Tax Revenue	4.000%	9/1/31	690	690
[1]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	8,460	8,567
[1]	El Dorado Union High School District GO	5.000%	8/1/34	2,195	2,380
[1]	El Dorado Union High School District GO	5.000%	8/1/35	2,280	2,461
	El Monte Union High School District GO	4.000%	6/1/31	100	104
	El Monte Union High School District GO	4.000%	6/1/32	185	192
	El Monte Union High School District GO	4.000%	6/1/33	285	295
	El Monte Union High School District GO	4.000%	6/1/34	345	356
	El Monte Union High School District GO	4.000%	6/1/35	400	409
	El Monte Union High School District GO	4.000%	6/1/36	705	717
	El Monte Union High School District GO	4.000%	6/1/38	725	732
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/33	770	898
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/33	2,000	2,098
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/34	3,970	4,167
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/35	3,735	3,895
[2]	Elk Grove Unified School District COP	3.000%	2/1/37	700	622
	Elk Grove Unified School District GO	5.000%	8/1/28	3,935	4,374
	Elk Grove Unified School District GO	5.000%	8/1/29	4,000	4,544
	Elk Grove Unified School District GO	5.000%	8/1/30	1,635	1,752
	Elk Grove Unified School District GO	5.000%	8/1/31	1,940	2,078
	Escondido CA GO	5.000%	9/1/25	1,000	1,039
[11]	Escondido Union High School District GO	0.000%	8/1/26	2,740	2,465
[11]	Escondido Union High School District GO	0.000%	8/1/31	4,280	3,226
[11]	Evergreen School District GO	0.000%	8/1/26	2,200	1,985
	Evergreen School District GO	4.000%	8/1/34	1,070	1,088
	Evergreen School District GO	4.000%	8/1/35	335	343
	Evergreen School District GO	4.000%	8/1/37	1,050	1,055
[11]	Fairfield CA COP	0.000%	4/1/34	940	627
	Fairfield CA Water Revenue	5.000%	4/1/42	4,845	5,089
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/36	545	522
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/41	1,145	1,041
	Fairfield-Suisun Unified School District GO	4.000%	8/1/28	1,750	1,844
	Fairfield-Suisun Unified School District GO	4.000%	8/1/33	3,015	3,095
	Fairfield-Suisun Unified School District GO	2.000%	8/1/34	5,195	4,349

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fairfield-Suisun Unified School District GO	4.000%	8/1/34	3,290	3,368
	Fairfield-Suisun Unified School District GO	2.000%	8/1/35	5,500	4,427
	Fairfield-Suisun Unified School District GO	2.000%	8/1/36	5,770	4,470
	Fairfield-Suisun Unified School District GO	2.000%	8/1/37	6,095	4,599
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	10,217	9,515
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/34	4,390	3,928
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	14,170	11,577
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	4,939	4,344
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	1.896%	11/25/37	16,505	12,742
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/25	100	99
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/27	75	74
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,022
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/28	150	149
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/29	170	169
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/30	100	99
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/31	100	99
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/32	100	99
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/32	1,820	1,885
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/34	115	112
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/40	170	154
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/41	180	162
	Fontana CA Special Tax Revenue	3.000%	9/1/23	205	204
	Fontana CA Special Tax Revenue	3.000%	9/1/24	465	457
	Fontana CA Special Tax Revenue	3.000%	9/1/25	250	240
	Fontana CA Special Tax Revenue	4.000%	9/1/25	480	478
	Fontana CA Special Tax Revenue	4.000%	9/1/26	500	499
	Fontana CA Special Tax Revenue	4.000%	9/1/26	110	109
	Fontana CA Special Tax Revenue	5.000%	9/1/26	1,725	1,740
	Fontana CA Special Tax Revenue	4.000%	9/1/27	265	265
	Fontana CA Special Tax Revenue	5.000%	9/1/27	1,810	1,828
	Fontana CA Special Tax Revenue	4.000%	9/1/28	270	271
	Fontana CA Special Tax Revenue	5.000%	9/1/28	1,900	1,921
	Fontana CA Special Tax Revenue	4.000%	9/1/29	270	269
	Fontana CA Special Tax Revenue	4.000%	9/1/30	280	278
	Fontana CA Special Tax Revenue	4.000%	9/1/30	140	139
	Fontana CA Special Tax Revenue	4.000%	9/1/31	200	198
	Fontana CA Special Tax Revenue	4.000%	9/1/32	250	248
	Fontana CA Special Tax Revenue	4.000%	9/1/33	410	403
	Fontana CA Special Tax Revenue	4.000%	9/1/40	625	572
	Fontana Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,200	1,306
[5]	Foothill-De Anza Community College District GO	0.000%	8/1/26	1,000	901
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,13]	Foothill-De Anza Community College District GO	0.000%	8/1/32	17,000	12,492
[4]	Foothill-De Anza Community College District GO	0.000%	8/1/33	3,800	2,693
	Foothill-De Anza Community College District GO	3.000%	8/1/33	600	587
[4]	Foothill-De Anza Community College District GO	0.000%	8/1/34	12,995	8,935
	Foothill-De Anza Community College District GO	3.000%	8/1/35	1,000	950
[4]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,245	2,029
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	887
	Foothill-De Anza Community College District GO	2.125%	8/1/39	1,165	869
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,875	1,649
	Foothill-De Anza Community College District GO	2.125%	8/1/40	1,000	730
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,291
	Foothill-De Anza Community College District GO	2.250%	8/1/41	1,000	732
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	1,880	1,838
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/26	345	354
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/27	600	624
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	700	739
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	390	417
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/30	445	482
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/31	745	815
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/32	1,240	1,273
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	5,950	4,053
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	1,395	1,430
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	7,981	8,181
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	5,000	4,828
[1,7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.300% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,171
[1,7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.500% coupon rate effective 1/15/24	0.000%	1/15/31	1,000	1,132
[1,7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.625% coupon rate effective 1/15/24	0.000%	1/15/32	6,500	7,380

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.700% coupon rate effective 1/15/24	0.000%	1/15/25	2,130	2,098
[7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.800% coupon rate effective 1/15/24	0.000%	1/15/26	3,000	3,073
[7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.900% coupon rate effective 1/15/24	0.000%	1/15/27	5,000	5,264
	Foster City CA GO	4.000%	8/1/32	275	287
	Foster City CA GO	3.000%	8/1/33	500	483
	Foster City CA GO	3.000%	8/1/35	635	599
	Foster City CA GO	3.000%	8/1/38	950	843
	Foster City CA GO	3.000%	8/1/40	830	714
[1]	Franklin-Mckinley School District GO	0.000%	8/1/32	3,000	2,074
[1]	Franklin-Mckinley School District GO	0.000%	8/1/35	1,840	1,110
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/37	2,040	2,064
	Fremont Union High School District GO	4.000%	8/1/32	1,000	1,014
	Fremont Union High School District GO	4.000%	8/1/34	2,085	2,110
	Fremont Union High School District GO	3.000%	8/1/36	2,000	1,837
[14]	Fremont Union High School District GO	5.000%	8/1/40	4,650	5,181
[14]	Fremont Union High School District GO	5.000%	8/1/41	2,930	3,246
[14]	Fremont Union High School District GO	5.000%	8/1/41	4,920	5,451
[14]	Fremont Union High School District GO	5.000%	8/1/42	4,915	5,437
[14]	Fremont Union High School District GO	5.000%	8/1/43	4,460	4,927
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/24	415	420
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/25	1,600	1,653
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/26	1,650	1,742
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/28	1,495	1,618
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/29	1,025	1,115
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/30	745	807
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	3,045	3,294
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/32	1,500	1,622
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/33	500	564
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/34	500	517
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/34	2,460	2,650
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/35	550	563
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/36	555	562
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/36	2,055	2,191
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/37	655	658
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/37	1,200	1,273
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/38	585	588
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/39	620	622
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/40	550	550
	Fresno Unified School District GO	4.000%	8/1/28	385	406
	Fresno Unified School District GO	4.000%	8/1/29	550	579
	Fresno Unified School District GO	4.000%	8/1/30	570	598
	Fresno Unified School District GO	4.000%	8/1/31	485	508
	Fresno Unified School District GO	4.000%	8/1/32	385	403
	Fresno Unified School District GO	3.000%	8/1/33	1,000	948
	Fresno Unified School District GO	4.000%	8/1/33	665	692
	Fresno Unified School District GO	3.000%	8/1/34	1,815	1,707
	Fresno Unified School District GO	4.000%	8/1/34	450	465
	Fresno Unified School District GO	3.000%	8/1/35	685	634
	Fresno Unified School District GO	3.000%	8/1/35	1,600	1,470
	Fresno Unified School District GO	4.000%	8/1/36	670	680
	Fresno Unified School District GO	3.000%	8/1/37	1,125	996
	Fresno Unified School District GO	3.000%	8/1/38	1,260	1,097
	Fresno Unified School District GO	4.000%	8/1/38	1,000	1,004
	Fresno Unified School District GO	4.000%	8/1/39	1,615	1,620
	Fresno Unified School District GO	5.000%	8/1/39	900	980
	Fresno Unified School District GO	3.000%	8/1/40	1,780	1,497
	Fresno Unified School District GO	4.000%	8/1/41	1,955	1,947
	Fresno Unified School District GO	5.000%	8/1/41	500	541
	Fresno Unified School District GO	5.000%	8/1/42	500	541
[2]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/25	1,500	1,523
[2]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/26	3,260	3,345
[2]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/27	3,225	3,349
	Gavilan Joint Community College District GO	5.000%	8/1/32	4,200	4,392
	Gavilan Joint Community College District GO	3.000%	8/1/37	1,000	879
	Gavilan Joint Community College District GO	3.000%	8/1/38	1,365	1,180
	Gavilan Joint Community College District GO	3.000%	8/1/39	1,480	1,263
	Gavilan Joint Community College District GO	3.000%	8/1/40	1,605	1,350
	Gilroy Unified School District GO	4.000%	8/1/38	485	487
	Gilroy Unified School District GO	4.000%	8/1/41	400	398
	Glendale CA Community College District GO	0.000%	8/1/24	235	225
	Glendale CA Community College District GO	0.000%	8/1/25	365	338

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Glendale CA Community College District GO	0.000%	8/1/26	360	322
	Glendale CA Community College District GO	0.000%	8/1/27	515	446
	Glendale CA Community College District GO	0.000%	8/1/28	780	653
	Glendale CA Community College District GO	0.000%	8/1/29	570	460
	Glendale CA Community College District GO	0.000%	8/1/30	910	707
	Glendale CA Community College District GO	0.000%	8/1/31	900	670
	Glendale CA Community College District GO	0.000%	8/1/32	1,005	716
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/35	1,210	1,277
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	6,345	6,411
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	14,310	14,459
[2]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/23	2,340	2,347
[2]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/24	1,605	1,642
[4]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/24	4,800	4,646
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	8,570	8,903
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	1,500	1,370
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	23,795	25,267
[4]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,745	9,546
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/27	24,625	26,736
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	9,760	10,160
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,260	3,394
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,695	3,846
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	7,375	7,677
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/27	5,285	5,738
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	19,835	22,050
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	6,195	6,887
[4]	Grossmont Healthcare District GO	0.000%	7/15/32	5,300	3,842
[2,4]	Grossmont Healthcare District GO	0.000%	7/15/33	4,045	2,826
[1]	Grossmont Union High School District GO	0.000%	2/1/25	1,400	1,320
[1]	Grossmont Union High School District GO	0.000%	8/1/26	2,040	1,821
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Grossmont Union High School District GO	0.000%	8/1/27	2,545	2,206
[1]	Grossmont Union High School District GO	0.000%	8/1/27	2,825	2,415
	Grossmont Union High School District GO	0.000%	8/1/28	3,210	2,690
[1]	Grossmont Union High School District GO	0.000%	8/1/28	2,905	2,369
	Grossmont Union High School District GO	0.000%	8/1/29	6,965	5,632
[5]	Grossmont Union High School District GO	0.000%	8/1/30	20,695	16,102
	Grossmont Union High School District GO	0.000%	8/1/32	5,535	3,955
	Grossmont Union High School District GO	4.000%	8/1/33	10,000	10,185
[11]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/25	14,010	12,972
[11]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/28	21,875	18,393
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/36	1,150	1,252
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/37	1,175	1,271
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/38	300	304
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/38	1,350	1,453
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/39	570	575
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/41	625	624
[1]	Hanford Joint Union High School District GO	5.000%	8/1/26	1,420	1,480
[1]	Hanford Joint Union High School District GO	5.000%	8/1/28	2,575	2,692
[1]	Hanford Joint Union High School District GO	5.000%	8/1/29	2,390	2,502
[1]	Hanford Joint Union High School District GO	5.000%	8/1/31	2,385	2,495
	Hartnell CA Community College District GO	0.000%	8/1/37	1,200	665
	Hartnell CA Community College District GO	4.000%	8/1/37	600	607
	Hartnell CA Community College District GO	3.000%	8/1/38	380	337
	Hartnell CA Community College District GO	3.000%	8/1/39	1,680	1,471
	Hartnell CA Community College District GO	3.000%	8/1/40	635	548
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	2,000	2,100
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,268
[1]	Hayward Unified School District GO	0.000%	8/1/26	640	575
[1]	Hayward Unified School District GO	5.000%	8/1/33	850	957
[1]	Hayward Unified School District GO	0.000%	8/1/34	150	100
[2]	Hayward Unified School District GO	4.000%	8/1/35	1,830	1,876
[2]	Hayward Unified School District GO	4.000%	8/1/36	1,535	1,563
[1]	Hayward Unified School District GO	4.000%	8/1/36	995	1,016
[2]	Hayward Unified School District GO	4.000%	8/1/37	1,355	1,373
[1]	Hayward Unified School District GO	4.000%	8/1/37	815	827
[2]	Hayward Unified School District GO	4.000%	8/1/38	1,640	1,654
[1]	Hayward Unified School District GO	4.000%	8/1/38	1,540	1,555
[2]	Hayward Unified School District GO	4.000%	8/1/38	1,000	1,013
[1]	Hayward Unified School District GO	4.000%	8/1/39	3,995	4,008
[2]	Hayward Unified School District GO	4.000%	8/1/39	1,125	1,130
[1]	Hayward Unified School District GO	4.000%	8/1/40	4,435	4,437

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Hayward Unified School District GO	4.000%	8/1/40	1,345	1,346
[2]	Hayward Unified School District GO	4.000%	8/1/41	1,350	1,345
[2]	Hayward Unified School District GO	4.000%	8/1/42	1,325	1,312
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,465	3,535
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,240	4,326
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,045	3,107
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,930	5,030
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	6,130	6,255
	Hayward Unified School District Lease (Abatement) Revenue COP	5.000%	8/1/35	585	621
	Hayward Unified School District Lease (Abatement) Revenue COP	5.000%	8/1/36	1,360	1,436
	Hayward Unified School District Lease (Abatement) Revenue COP	5.000%	8/1/37	1,000	1,049
	Hayward Unified School District Lease (Abatement) Revenue COP	5.000%	8/1/38	1,000	1,045
	Hayward Unified School District Lease (Abatement) Revenue COP	5.000%	8/1/39	2,035	2,120
	Hayward Unified School District Lease (Abatement) Revenue COP	5.250%	8/1/40	2,295	2,406
	Hayward Unified School District Lease (Abatement) Revenue COP	5.250%	8/1/41	2,575	2,695
	Hayward Unified School District Lease (Abatement) Revenue COP	5.250%	8/1/42	2,875	3,004
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/23	500	501
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/24	615	622
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	385	392
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	950	972
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,283
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/32	550	561
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	580	591
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/34	360	367
[1]	Hemet Unified School District GO	3.000%	8/1/32	1,205	1,172
[1]	Hemet Unified School District GO	3.000%	8/1/33	1,310	1,262
[1]	Hemet Unified School District GO	3.000%	8/1/35	1,535	1,429
[1]	Hemet Unified School District GO	3.000%	8/1/36	1,660	1,502
[1]	Hemet Unified School District GO	3.000%	8/1/38	1,925	1,664
[1]	Hemet Unified School District GO	3.000%	8/1/40	2,220	1,842
[1]	Hemet Unified School District GO	3.000%	8/1/41	2,380	1,946
[2]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/27	1,000	1,027
[2]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/29	1,480	1,523
[5]	Huntington Beach Union High School District GO	0.000%	8/1/31	11,000	8,467
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Huntington Beach Union High School District GO	0.000%	8/1/33	625	444
[1,13]	Huntington Beach Union High School District GO	0.000%	8/1/34	720	496
[5]	Huntington Beach Union High School District GO	0.000%	8/1/35	7,320	4,804
[2]	Imperial Community College District GO	0.000%	8/1/23	250	248
[2]	Imperial Community College District GO	0.000%	8/1/24	500	479
[2]	Imperial Community College District GO	0.000%	8/1/25	725	670
[2]	Imperial Community College District GO	0.000%	8/1/26	1,005	898
[2]	Imperial Community College District GO	0.000%	8/1/27	1,580	1,360
[2]	Imperial Community College District GO	0.000%	8/1/28	1,885	1,562
[2]	Imperial Community College District GO	0.000%	8/1/29	2,000	1,587
[5]	Imperial Community College District GO	0.000%	8/1/30	330	254
[11]	Imperial Community College District GO	0.000%	8/1/33	1,210	821
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/28	615	653
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/32	2,500	2,609
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/41	3,905	4,207
[1,3]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/23	180	180
[1,3]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/24	200	200
[1,3]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/25	170	171
[1,3]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/26	185	187
[1,3]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/27	185	188
[1,3]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/28	270	276
[1,3]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/29	305	312
[1,3]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/30	285	293
[1,3]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/31	220	227
[1,3]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/36	600	605
[1,3]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,045	1,041
[1]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	750	753
[1]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	715	727

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/25	1,600	1,644
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/27	500	532
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/29	1,215	1,301
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/30	1,020	1,093
[2]	Inglewood Unified School District GO	4.000%	8/1/23	450	450
[2]	Inglewood Unified School District GO	4.000%	8/1/24	250	252
[2]	Inglewood Unified School District GO	4.000%	8/1/25	300	304
[2]	Inglewood Unified School District GO	4.000%	8/1/27	250	258
[2]	Inglewood Unified School District GO	5.000%	8/1/29	350	379
[2]	Inglewood Unified School District GO	5.000%	8/1/30	400	434
[2]	Inglewood Unified School District GO	5.000%	8/1/33	500	540
[2]	Inglewood Unified School District GO	5.000%	8/1/34	600	650
[2]	Inglewood Unified School District GO	4.000%	8/1/35	500	507
[2]	Inglewood Unified School District GO	4.000%	8/1/37	260	261
[2]	Inglewood Unified School District GO	4.000%	8/1/38	505	506
[2]	Inglewood Unified School District GO	4.000%	8/1/39	750	752
	Irvine CA Special Assessment Revenue	5.000%	9/2/23	200	201
	Irvine CA Special Assessment Revenue	5.000%	9/2/23	400	401
	Irvine CA Special Assessment Revenue	5.000%	9/2/23	800	802
	Irvine CA Special Assessment Revenue	5.000%	9/2/24	200	203
	Irvine CA Special Assessment Revenue	5.000%	9/2/24	850	859
	Irvine CA Special Assessment Revenue	5.000%	9/2/25	250	258
	Irvine CA Special Assessment Revenue	5.000%	9/2/25	450	460
	Irvine CA Special Assessment Revenue	4.000%	9/2/26	500	507
	Irvine CA Special Assessment Revenue	5.000%	9/2/26	300	314
	Irvine CA Special Assessment Revenue	5.000%	9/2/26	800	820
	Irvine CA Special Assessment Revenue	5.000%	9/2/27	375	399
	Irvine CA Special Assessment Revenue	4.000%	9/2/28	1,425	1,466
	Irvine CA Special Assessment Revenue	5.000%	9/2/28	520	562
	Irvine CA Special Assessment Revenue	5.000%	9/2/29	500	547
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/30	1,300	1,355
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Irvine CA Special Assessment Revenue	5.000%	9/2/30	330	360
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/32	1,000	1,042
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/33	275	285
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/34	565	583
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/35	400	409
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/36	250	253
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/37	275	276
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/38	350	350
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/39	500	497
	Irvine Ranch Water District COP	5.000%	3/1/32	3,650	3,922
	Irvine Ranch Water District COP	5.000%	3/1/33	2,790	2,997
	Irvine Ranch Water District COP	5.000%	3/1/34	1,300	1,397
	Irvine Ranch Water District COP	5.000%	3/1/36	1,000	1,067
	Irvine Ranch Water District Special Assessment Revenue	5.000%	2/1/33	1,000	1,072
	Irvine Ranch Water District Special Assessment Revenue	5.000%	2/1/34	2,000	2,145
	Irvine Ranch Water District Special Assessment Revenue	5.000%	2/1/35	2,500	2,674
	Irvine Ranch Water District Special Assessment Revenue	5.000%	2/1/36	2,665	2,840
	Irvine Ranch Water District Special Assessment Revenue	4.000%	10/1/40	2,390	2,393
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/23	1,145	1,147
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/24	1,220	1,234
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/26	1,295	1,343
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/27	150	157
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/28	525	551
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/29	360	385
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	385	402
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	200	212
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	200	209
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	350	371
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	450	469
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	525	547
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	1,085	1,129
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	250	260
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	410	432
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	510	528
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	250	261
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	350	360
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	265	275

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/37	560	529
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/38	275	257
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/39	250	231
[2]	Jefferson Union High School District COP	4.000%	8/1/23	150	150
[2]	Jefferson Union High School District COP	4.000%	8/1/29	90	95
[2]	Jefferson Union High School District COP	4.000%	8/1/30	100	107
[2]	Jefferson Union High School District COP	4.000%	8/1/31	150	160
[2]	Jefferson Union High School District COP	4.000%	8/1/32	100	106
[2]	Jefferson Union High School District COP	4.000%	8/1/33	150	157
[2]	Jefferson Union High School District COP	4.000%	8/1/34	100	103
[2]	Jefferson Union High School District COP	4.000%	8/1/35	355	364
[2]	Jefferson Union High School District COP	4.000%	8/1/36	640	652
[2]	Jefferson Union High School District COP	4.000%	8/1/40	1,025	1,025
[2]	Jefferson Union High School District GO	5.000%	8/1/24	875	892
	Jefferson Union High School District GO	4.000%	8/1/33	200	207
	Jefferson Union High School District GO	4.000%	8/1/34	125	129
	Jefferson Union High School District GO	3.000%	8/1/35	150	139
	Jefferson Union High School District GO	3.000%	8/1/36	250	226
	Jefferson Union High School District GO	5.000%	8/1/36	170	198
	Jefferson Union High School District GO	5.000%	8/1/36	300	350
	Jefferson Union High School District GO	3.000%	8/1/37	275	244
	Jefferson Union High School District GO	5.000%	8/1/37	130	150
	Jefferson Union High School District GO	5.000%	8/1/37	310	357
	Jefferson Union High School District GO	4.000%	8/1/38	365	367
	Jefferson Union High School District GO	5.000%	8/1/38	135	154
	Jefferson Union High School District GO	4.000%	8/1/39	400	401
	Jefferson Union High School District GO	5.000%	8/1/39	500	568
	Jefferson Union High School District GO	4.000%	8/1/40	300	300
	Jefferson Union High School District GO	5.000%	8/1/40	340	383
	Jefferson Union High School District GO	5.000%	8/1/41	1,000	1,117
	Jefferson Union High School District GO	5.000%	8/1/42	750	832
	Jefferson Union High School District GO	5.000%	8/1/43	500	553
	Jefferson Union High School District GO	5.000%	8/1/44	750	827
[3]	JPMorgan Chase Putters/Drivers Trust TOB VRDO	4.100%	6/1/23	126,960	126,960
[3]	JPMorgan Chase Putters/Drivers Trust, TOB VRDO	4.100%	6/1/23	51,870	51,870
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jurupa Community Services District Special Tax Revenue	3.000%	9/1/23	150	149
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/24	150	149
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/25	200	199
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/28	100	100
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/30	100	99
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/33	100	99
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,365	1,369
[2]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	725	727
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	620	631
[2]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	790	805
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,725	1,785
[2]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	370	383
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/26	1,000	1,024
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/28	1,690	1,758
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/30	1,815	1,913
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	605	611
	Jurupa Unified School District Special Tax Revenue	4.000%	9/1/43	2,665	2,400
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	4,930	3,860
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	3,115	2,140
[2]	Kern Community College District COP	3.000%	6/1/33	500	483
[5]	Kern Community College District GO	0.000%	11/1/27	7,375	6,343
[1]	Kern Community College District GO	0.000%	11/1/29	4,160	3,343
	Kern Community College District GO	4.000%	8/1/31	520	556
	Kern Community College District GO	4.000%	8/1/32	445	474
	Kern Community College District GO	4.000%	8/1/33	635	671
	Kern Community College District GO	5.250%	8/1/39	1,400	1,592
	Kern Community College District GO	5.250%	8/1/40	1,200	1,359
	Kern Community College District GO	5.250%	8/1/41	1,000	1,128
	La Canada Unified School District GO	4.000%	8/1/33	510	537
	La Canada Unified School District GO	4.000%	8/1/38	1,030	1,045
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/29	150	156
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/30	200	207
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/31	225	233
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/32	270	278

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/33	350	361
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/35	245	250
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/36	250	253
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/37	370	371
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/38	425	426
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/39	905	907
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/40	1,035	1,035
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/41	1,220	1,215
[1]	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	5,200	5,221
[5]	Lake Tahoe Unified School District GO	0.000%	8/1/27	1,585	1,377
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	471
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/23	435	436
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/24	435	442
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/25	600	622
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/26	1,355	1,379
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/27	2,100	2,145
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/27	800	848
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/28	1,850	1,890
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	900	958
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,000	1,065
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/33	1,200	1,277
	Lee Lake Public Financing Authority Special Tax Revenue	5.000%	9/1/23	2,190	2,197
	Liberty Union High School District GO	4.000%	8/1/30	750	780
[1]	Liberty Union High School District GO	0.000%	8/1/31	4,445	3,321
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Liberty Union High School District GO	4.000%	8/1/31	565	587
	Liberty Union High School District GO	4.000%	8/1/32	250	261
	Liberty Union High School District GO	3.000%	8/1/35	670	620
	Liberty Union High School District GO	3.000%	8/1/36	750	677
	Liberty Union High School District GO	3.000%	8/1/37	825	731
	Liberty Union High School District GO	3.000%	8/1/38	900	784
	Liberty Union High School District GO	3.000%	8/1/39	1,000	859
	Liberty Union High School District GO	3.000%	8/1/40	1,000	841
	Liberty Union High School District GO	3.000%	8/1/41	1,670	1,387
	Lincoln CA Special Tax Revenue	4.000%	9/1/23	450	450
	Lincoln CA Special Tax Revenue	4.000%	9/1/24	1,145	1,150
	Lincoln CA Special Tax Revenue	5.000%	9/1/25	550	568
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/26	1,000	1,053
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/27	1,040	1,116
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/28	1,270	1,388
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/29	2,540	2,784
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/30	3,305	3,625
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/31	3,405	3,731
[1]	Lincoln CA Special Tax Revenue	3.125%	9/1/33	2,480	2,417
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/33	1,625	1,777
[1]	Lincoln CA Special Tax Revenue	3.250%	9/1/34	1,375	1,346
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/25	1,180	1,229
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	435	448
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	100	103
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/32	350	360
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	660	676
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	230	240
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/35	325	336
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/36	485	496
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/37	525	533
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/32	720	786
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/33	700	764
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/35	600	652
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/24	1,080	1,075
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/25	1,140	1,127
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/26	800	790
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/27	595	615

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/28	470	491
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/29	355	374
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/30	645	639
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/31	445	439
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/32	270	263
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/33	230	219
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/33	670	695
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	810	727
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,000	877
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,675	1,469
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,250	1,071
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/39	1,795	1,509
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	1,175	972
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/41	960	784
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	1,335	1,385
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,330	1,457
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	700	769
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	8,060	8,123
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/27	140	147
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,000	1,044
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/30	2,290	2,473
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/32	3,445	3,772
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	3,015	3,153
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	13,100	14,127
[6]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.410%	4.975%	11/15/25	16,845	16,883
[6]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	4.995%	11/15/26	10,010	9,964
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/33	500	592
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/34	500	589
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	500	584
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	575	671
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/36	1,000	1,156
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/36	350	405
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/37	750	859
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/37	500	573
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/38	1,000	1,136
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/38	515	587
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/39	635	715
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/39	500	563
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/33	1,035	1,078
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/34	2,000	2,081
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/35	2,825	2,932
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/38	1,225	1,335
	Long Beach Community College District GO	4.000%	8/1/31	1,230	1,278
	Long Beach Community College District GO	4.000%	8/1/33	760	786
	Long Beach Community College District GO	4.000%	8/1/33	400	416
	Long Beach Community College District GO	4.000%	8/1/34	600	618
	Long Beach Community College District GO	4.000%	8/1/35	705	722
	Long Beach Community College District GO	3.000%	8/1/37	2,860	2,536
	Long Beach Community College District GO	3.000%	8/1/38	3,160	2,752
	Long Beach Community College District GO	3.000%	8/1/39	3,395	2,915
	Long Beach Community College District GO	3.000%	8/1/39	1,115	957
	Long Beach Community College District GO	3.000%	8/1/40	1,500	1,262
	Long Beach Community College District GO	3.000%	8/1/41	2,460	2,043
[1]	Long Beach Community College District GO, ETM	0.000%	6/1/29	960	807
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/24	235	236
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/25	150	152
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/26	150	154
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/27	150	155
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/29	200	211

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/30	200	212
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/31	230	242
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/32	375	394
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/34	350	363
[1]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/37	400	402
[1]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/38	430	432
[11]	Long Beach Unified School District GO	0.000%	8/1/25	1,595	1,483
[11]	Long Beach Unified School District GO	0.000%	8/1/26	1,450	1,306
	Long Beach Unified School District GO	0.000%	8/1/27	2,500	2,146
[11]	Long Beach Unified School District GO	0.000%	8/1/30	4,260	3,355
[11]	Long Beach Unified School District GO	0.000%	8/1/31	2,890	2,187
	Long Beach Unified School District GO	0.000%	8/1/31	2,255	1,631
	Long Beach Unified School District GO	4.000%	8/1/32	1,000	1,055
[11]	Long Beach Unified School District GO	0.000%	8/1/33	5,250	3,654
	Long Beach Unified School District GO	3.000%	8/1/35	1,140	1,059
	Long Beach Unified School District GO	3.000%	8/1/36	2,080	1,889
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,439
	Long Beach Unified School District GO	3.000%	8/1/40	3,105	2,612
	Los Angeles CA Community College District GO	4.000%	8/1/31	8,575	8,997
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	2,010
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	3,646
	Los Angeles CA Community College District GO	4.000%	8/1/35	4,065	4,202
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,850	9,421
	Los Angeles CA Community College District GO	3.000%	8/1/39	715	625
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	14,500	14,655
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	19,225	19,431
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,075	4,119
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,320	4,366
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	5,205	5,261
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	37,345	38,169
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/23	855	858
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/24	2,015	2,052
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/25	1,475	1,507
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/26	1,185	1,214
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/27	1,965	2,017
[2]	Los Angeles CA Unified School District COP	5.000%	10/1/29	425	477
[2]	Los Angeles CA Unified School District COP	4.000%	10/1/33	520	551
	Los Angeles CA Unified School District GO	5.000%	7/1/26	25,875	27,541
	Los Angeles CA Unified School District GO	5.000%	7/1/27	3,300	3,592
	Los Angeles CA Unified School District GO	4.000%	7/1/28	3,000	3,175
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	5,548
	Los Angeles CA Unified School District GO	5.000%	7/1/29	34,060	34,677
	Los Angeles CA Unified School District GO	5.000%	7/1/29	1,500	1,698
	Los Angeles CA Unified School District GO	5.000%	7/1/30	8,925	10,084
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,073
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,150	1,229
	Los Angeles CA Unified School District GO	5.000%	7/1/30	7,165	7,290
	Los Angeles CA Unified School District GO	4.000%	7/1/31	20,000	21,690
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/31	10,000	10,999
	Los Angeles CA Unified School District GO	5.000%	7/1/31	4,435	5,098
	Los Angeles CA Unified School District GO	4.000%	7/1/32	17,700	19,099
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/32	3,000	3,298
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,130	2,174
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,080	5,571
	Los Angeles CA Unified School District GO	5.000%	7/1/33	7,890	9,246
	Los Angeles CA Unified School District GO	3.000%	1/1/34	10,000	9,411
	Los Angeles CA Unified School District GO	4.000%	7/1/34	1,500	1,524
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	10,926
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,575	5,817
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/35	10,000	10,873
	Los Angeles CA Unified School District GO	4.000%	7/1/36	3,400	3,519
	Los Angeles CA Unified School District GO	4.000%	7/1/36	2,600	2,708
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/36	5,600	6,060
	Los Angeles CA Unified School District GO	4.000%	7/1/37	6,190	6,347

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District GO	4.000%	7/1/37	7,500	7,690
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/37	5,870	6,338
	Los Angeles CA Unified School District GO	4.000%	7/1/38	3,925	3,983
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/38	5,120	5,514
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,000	4,030
	Los Angeles CA Unified School District GO	4.000%	7/1/39	14,605	14,713
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,275	2,283
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,100	4,114
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	5,000	5,186
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,525	1,582
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	4,500	4,667
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	2,385	2,578
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,840	3,057
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,985	3,213
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	3,000	3,215
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	6,250	6,698
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	7,000	7,468
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	3,675	3,921
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	4,065	4,408
[3,8]	Los Angeles County California Authority Multifamily Revenue TOB VRDO	4.200%	6/1/23	29,085	29,085
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/36	1,450	1,586
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/37	1,335	1,451
[3]	Los Angeles County Facilities Inc. Lease (Abatement) Revenue TOB VRDO	3.460%	6/7/23	1,250	1,250
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	6,308
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	5,000	5,417
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	5,000	5,539
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	5,656
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	5,700	6,557
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	7,000	8,047
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	4,495	4,885
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/33	8,465	8,568
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	5,456
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,540	6,747
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	5,000	5,394
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	7,750	8,421
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	5,453
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,578
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	5,000	5,354
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,070	10,707
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	5,430
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	26,813
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,553
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	10,583
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	3,000	3,394
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	5,397
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,145	22,823
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	6,625	6,791
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	6,350	7,132
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	6,190	6,766
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/38	1,595	1,657
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,190	1,274
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	6,275	6,825
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,755	1,878
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/39	7,205	7,421

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	2,410	2,714
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	7,555	8,069
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,000	2,237
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	1,720	1,827
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,800	4,036
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/25	1,055	1,097
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/26	2,000	2,083
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/25	970	1,018
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	2,870	3,078
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	4,485	5,024
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	1,000	1,144
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	780	892
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	5,590	6,495
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	1,490	1,704
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	820	938
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	865	991
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	6,190	6,509
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	2,000	2,287
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	910	1,041
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,281
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	955	1,089
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,050	2,323
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	1,005	1,139
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,090	2,352
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	1,055	1,187
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	3,745	4,178
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,110	1,238
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	3,925	4,359
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,165	1,294
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,800	2,035
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,345	4,799
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,225	1,353
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,500	1,687
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	1,180	1,188
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	8,770	9,633
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,290	1,417
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/23	2,105	2,107
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/33	2,465	2,556
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	750	804
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/27	1,000	1,095
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	920	1,030
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/29	1,000	1,142
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,000	1,175
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,000	2,306
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/30	1,500	1,743
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/31	1,500	1,773

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/32	1,375	1,650
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/29	1,470	1,541
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/33	8,350	8,723
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/34	7,430	7,756
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	3,790	3,948
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	1,535	1,597
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	2,020	2,105
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	1,670	1,807
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	2,000	2,087
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	1,100	1,217
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,100	1,240
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	675	735
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,010	1,153
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,025	1,178
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	945	1,104
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	3,000	3,426
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	6,595	7,524
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	930	1,089
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,000	1,186
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,800	1,958
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	8,540	9,737
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,785	2,085
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,955	2,120
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	2,075	2,410
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,000	1,179
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	5,000	5,292
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	1,000	1,072
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,850	2,002
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	7,685	8,681
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	250	298
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,275	2,444
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,000	3,325
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,750	3,025
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	14,040	15,714
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	795	916
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,500	7,782
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,500	2,663
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	3,525	3,844
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	8,425	9,340
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	1,250	1,428
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	7,500	7,739
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,185	3,460
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,800	6,419
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,140	3,523
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,300	2,614
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	615	708
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	8,000	8,202
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	4,190	4,306
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	14,255	15,735
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,565	2,773
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,500	2,794
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,090	3,498
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,810	1,844
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	4,500	4,951
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	2,055	2,116
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	7,030	7,811
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	3,000	3,382
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	2,000	2,032
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,080	8,951
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	2,640	2,957
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,000	1,051
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,500	2,790
Los Angeles Department of Water & Power Electric Power & Light Revenue	3.000%	7/1/26	5,000	4,986
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	4,000	4,132
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	4,000	4,246

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,500	1,630
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	2,000	2,222
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	7,570	8,846
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,750	2,016
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	1,755	1,996
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,000	1,129
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	8,105	8,906
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	7,500	7,610
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,600	6,222
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,500	2,807
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,000	1,117
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	21,765	23,876
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,327
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	8,450	9,467
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,160	1,293
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	25,390	27,908
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	10,545	11,767
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	1,500	1,666
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	9,265	9,758
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	6,750	7,504
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,835	2,030
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue TOB VRDO	3.440%	6/1/23	5,885	5,885
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	750	790
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	2,340	2,484
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	8,030	8,298
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	1,500	1,517
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	10,000	10,112
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	965	1,019
Los Angeles Department of Water & Power System Electric Power & Light Revenue	3.250%	7/1/31	5,000	5,010
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,500	2,550
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	2,190	2,408
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	1,300	1,326
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,075	1,180
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	31,480	32,509
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,590	1,672
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	33,050	34,160
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	1,540	1,684
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	20,755	22,892
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,000	2,038
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	6,510	7,139
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,000	2,176
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	38,460	39,640
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,500	2,577
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	3,100	3,384
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	20,535	22,241
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,050	1,099
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,555	1,628
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	25,260	27,228

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	5,015	5,388
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,460	1,596
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	7,740	8,518
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	3,725	3,780
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	7,175	7,768
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	2,150	2,367
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	1,395	1,452
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,755	1,850
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	5,580	5,693
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,525	5,816
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	5,305	5,407
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,470	1,540
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,000	4,279
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	5,620	5,979
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	7,000	7,841
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,015	7,714
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	1,145	1,266
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,000	7,825
[14]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	2,720	3,088
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	7,000	7,795
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,500	3,917
[14]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,200	3,617
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	10,000	11,096
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,315	3,696
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,960	4,415
[14]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,340	3,760
[14]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	3,335	3,745
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	8,140	8,514
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	5,000	5,230
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	1,798	1,881
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	3,095	3,307
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	7,586	8,106
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	8,175	8,765
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	12,409	13,551
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	4,050	4,518
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	1,185	1,322
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	9,736	10,860
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	9,805	10,557
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,070	3,494
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	1,000	1,138
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	2,241	2,551
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	1,000	1,159
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,145	2,485
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	815	943
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	1,350	1,560
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	10,410	10,729
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/34	2,694	3,090
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	8,255	8,449

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/35	2,130	2,417
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	9,590	10,168
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	2,417	2,715
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/37	4,468	4,973
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/38	3,581	3,966
	Los Angeles Unified School District GO	5.000%	7/1/37	1,000	1,077
	Los Angeles Unified School District GO	5.000%	7/1/37	3,000	3,445
	Los Angeles Unified School District GO	5.000%	7/1/38	4,000	4,299
	Los Angeles Unified School District GO	5.000%	7/1/38	2,480	2,828
	Los Angeles Unified School District GO	4.000%	7/1/39	10,000	10,087
	Los Angeles Unified School District GO	5.000%	7/1/39	3,750	4,261
	Los Angeles Unified School District GO	4.000%	7/1/40	4,050	4,066
	Los Angeles Unified School District GO	5.000%	7/1/40	1,500	1,693
	Los Angeles Unified School District GO	4.000%	7/1/41	5,465	5,466
	Los Angeles Unified School District GO	5.000%	7/1/41	1,335	1,500
	Los Angeles Unified School District GO	5.000%	7/1/42	2,975	3,328
	Los Rios Community College District GO	5.000%	8/1/27	1,100	1,193
	Los Rios Community College District GO	5.000%	8/1/30	1,140	1,245
	Los Rios Community College District GO	4.000%	8/1/31	3,080	3,200
	Los Rios Community College District GO	4.000%	8/1/32	3,135	3,244
	Los Rios Community College District GO	3.000%	8/1/35	1,035	965
	Los Rios Community College District GO	4.000%	8/1/35	250	257
	Los Rios Community College District GO	4.000%	8/1/36	700	714
	Los Rios Community College District GO	4.000%	8/1/37	525	532
	Los Rios Community College District GO	4.000%	8/1/38	610	614
	Lowell Joint School District GO	5.000%	8/1/37	1,000	1,107
	Lowell Joint School District GO	3.000%	8/1/40	1,365	1,148
[2,3]	Madera Unified School District GO TOB VRDO	4.000%	6/1/23	100	100
[5]	Mammoth CA Unified School District GO	0.000%	8/1/26	1,250	1,124
[5]	Manhattan Beach Unified School District GO	0.000%	9/1/26	2,160	1,941
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/27	265	275
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/28	375	393
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/29	350	369
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/30	325	343
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/32	550	572
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/39	1,110	1,114
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,034
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,034
	Marin Community College District GO, Prere.	4.000%	8/1/27	800	843
	Marin Community College District GO, Prere.	4.000%	8/1/27	7,660	8,070
	Marin Community College District GO, Prere.	4.000%	8/1/27	2,945	3,103
	Marin Community College District GO, Prere.	4.000%	8/1/27	1,900	2,002
	Marin Community College District GO, Prere.	4.000%	8/1/27	3,030	3,192
	Marin Healthcare District GO	5.000%	8/1/31	1,000	1,046
	Marin Healthcare District GO	5.000%	8/1/32	1,850	1,935
	Marin Healthcare District GO	5.000%	8/1/33	1,350	1,410
	Marin Healthcare District GO	5.000%	8/1/34	1,275	1,330
	Marin Municipal Water District Water Revenue	3.000%	6/15/23	2,325	2,325
	Marin Municipal Water District Water Revenue	4.000%	6/15/25	2,495	2,531
	Marin Municipal Water District Water Revenue	4.000%	6/15/26	2,590	2,652
	Marin Municipal Water District Water Revenue	5.000%	6/15/28	2,840	3,143
[2]	Mendocino-Lake Community College District GO	3.000%	8/1/41	1,475	1,228
	Menifee CA Special Tax Revenue	3.000%	9/1/42	550	407
	Menifee Union School District GO	4.000%	8/1/29	165	175
	Menifee Union School District GO	4.000%	8/1/30	200	214
	Menifee Union School District GO	4.000%	8/1/32	250	266
[1]	Menifee Union School District GO	4.000%	8/1/34	350	366
	Menifee Union School District Special Tax Revenue	4.000%	9/1/36	500	478
	Menifee Union School District Special Tax Revenue	4.000%	9/1/41	800	718
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/26	1,035	1,079
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/27	1,250	1,310
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/28	1,825	1,942
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	3,440	3,859
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,145	1,235
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	2,610	2,989

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/30	4,445	4,842
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/30	1,500	1,749
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/31	2,000	2,368
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/32	1,000	1,201
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	1,699
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	1,774
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/36	2,015	2,357
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/36	1,250	1,464
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/37	1,200	1,392
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/37	1,600	1,784
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	16,400	18,401
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,685	1,941
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/38	1,910	2,121
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	9,170	10,229
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	1,850	2,116
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/39	1,750	1,933
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,345	11,479
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	2,000	2,271
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/40	1,750	1,923
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	3,325	3,461
	Miracosta Community College District GO	2.000%	8/1/39	2,235	1,627
	Miracosta Community College District GO	2.000%	8/1/40	2,000	1,418
	Modesto CA Special Tax Revenue	5.000%	9/1/29	1,570	1,605
	Modesto CA Special Tax Revenue	5.000%	9/1/30	1,700	1,735
[5]	Modesto High School District GO	0.000%	8/1/26	5,010	4,503
	Modesto High School District GO	5.000%	8/1/39	850	962
	Modesto High School District GO	5.000%	8/1/40	505	566
	Modesto High School District GO	5.000%	8/1/41	710	789
	Modesto High School District GO	5.000%	8/1/42	840	930
	Modesto High School District GO	5.000%	8/1/43	1,185	1,309
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,475	1,548
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,840	1,931
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,200	1,346
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/37	2,360	2,581
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,015	2,186
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/40	2,000	2,064
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/31	660	690
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	615	637
[5]	Montebello Unified School District GO	0.000%	8/1/26	1,000	889
	Montebello Unified School District GO	5.000%	8/1/41	2,555	2,667
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,220	1,320
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/32	1,020	1,105
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/23	735	734
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/24	780	778
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	845	866
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	930	966
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,062
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,251
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,463
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35	920	964
[2]	Moreno Valley Unified School District GO	4.000%	8/1/35	250	260
[2]	Moreno Valley Unified School District GO	4.000%	8/1/36	465	474
[2]	Moreno Valley Unified School District GO	4.000%	8/1/37	365	369
[2]	Moreno Valley Unified School District GO	4.000%	8/1/38	325	327
[2]	Moreno Valley Unified School District GO	4.000%	8/1/39	1,470	1,476
[2]	Moreno Valley Unified School District GO	4.000%	8/1/40	825	827
[2]	Moreno Valley Unified School District GO	4.000%	8/1/41	1,620	1,618
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	5,430	5,452
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	4,315	4,333

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Hill Unified School District GO	4.000%	8/1/32	400	418
	Morgan Hill Unified School District GO	4.000%	8/1/33	200	209
	Morgan Hill Unified School District GO	4.000%	8/1/36	1,240	1,268
	Mount San Antonio Community College District GO	0.000%	8/1/25	2,000	1,861
[7]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,000	3,291
	Mount San Jacinto Community College District GO	4.000%	8/1/37	3,290	3,355
	Mount San Jacinto Community College District GO	4.000%	8/1/38	1,400	1,420
	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/23	320	319
	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/24	500	498
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/25	340	346
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/26	290	298
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/27	360	374
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/28	430	450
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	450	476
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	215	228
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	550	588
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	330	353
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	575	610
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	400	422
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/32	400	418
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/33	325	338
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/34	300	310
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	325	333
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	1,000	1,022
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/36	315	319
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/37	300	302
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/38	300	301
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/39	275	276
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	5,320	5,306
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	350	350
	Mountain View Los Altos CA Union High School District GO	0.000%	8/1/26	3,500	3,155
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/33	3,000	2,463
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/34	4,150	3,412
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/32	500	549
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/34	350	383
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/35	450	490
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/37	1,220	1,313
	Mountain View-Whisman School District GO	4.000%	9/1/32	260	279
	Mountain View-Whisman School District GO	4.000%	9/1/33	500	537
	Mountain View-Whisman School District GO	3.000%	9/1/39	1,200	1,047
	Mountain View-Whisman School District GO	4.000%	9/1/40	1,300	1,313
	Mountain View-Whisman School District GO	4.000%	9/1/42	1,250	1,255
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	620	661
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	185	197
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	2,070	2,206
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	12,890	15,494
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	11,350	13,643
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	17,830	21,433
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	12,935	15,016
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	15,150	17,588
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	18,100	21,012
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/40	1,985	2,173
[1]	Murrieta Valley Unified School District GO	4.000%	9/1/23	850	851
[1]	Murrieta Valley Unified School District GO	4.000%	9/1/24	350	353
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/25	700	723
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/25	1,400	1,445
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/26	1,625	1,682

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Murrieta Valley Unified School District GO	0.000%	9/1/33	475	324
	Napa Valley Community College District GO	4.000%	8/1/30	8,130	8,358
	Napa Valley Community College District GO	4.000%	8/1/31	4,650	4,775
	Napa Valley Unified School District GO	0.000%	8/1/33	5,770	4,008
[1]	Napa Valley Unified School District GO	4.000%	8/1/33	2,370	2,436
	Nevada Joint Union High School District GO	4.000%	8/1/32	1,320	1,375
	Nevada Joint Union High School District GO	4.000%	8/1/34	580	598
	New Haven Unified School District GO	5.000%	8/1/27	1,335	1,424
	New Haven Unified School District GO	4.000%	8/1/29	100	105
	New Haven Unified School District GO	4.000%	8/1/30	100	105
	New Haven Unified School District GO	4.000%	8/1/31	100	105
	New Haven Unified School District GO	4.000%	8/1/32	100	105
	New Haven Unified School District GO	4.000%	8/1/35	325	333
	New Haven Unified School District GO	4.000%	8/1/36	155	157
	New Haven Unified School District GO	4.000%	8/1/37	300	302
	New Haven Unified School District GO	4.000%	8/1/38	805	808
[1]	Newark CA Unified School District GO	0.000%	8/1/26	3,300	2,958
[2]	Newark CA Unified School District GO	4.000%	8/1/36	1,135	1,176
[2]	Newark CA Unified School District GO	4.000%	8/1/38	885	892
[2]	Newark CA Unified School District GO	4.000%	8/1/40	1,000	1,002
[2]	Newark CA Unified School District GO	4.000%	8/1/42	1,000	993
	Newport Mesa Unified School District GO	5.000%	8/1/26	1,175	1,252
	Newport Mesa Unified School District GO	0.000%	8/1/29	4,625	3,823
	Newport Mesa Unified School District GO	0.000%	8/1/30	3,000	2,394
	Newport Mesa Unified School District GO	0.000%	8/1/31	1,500	1,153
[5]	Newport Mesa Unified School District GO	0.000%	8/1/31	5,275	4,054
	Newport Mesa Unified School District GO	0.000%	8/1/32	14,000	10,334
	Norco CA Special Tax Revenue	5.000%	9/1/23	1,270	1,274
	Norco CA Special Tax Revenue	5.000%	9/1/24	1,380	1,406
	Norco CA Special Tax Revenue	5.000%	9/1/25	500	514
	Norco CA Special Tax Revenue	5.000%	9/1/26	1,620	1,694
	Norco CA Special Tax Revenue	5.000%	9/1/27	1,755	1,865
[2]	Norco CA Special Tax Revenue	5.000%	9/1/28	805	872
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	600	676
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,000	1,123
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/34	280	291
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	440	453
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	1,000	1,103
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	855	936
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/39	1,565	1,570
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	750	840
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	650	742
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	2,775	3,223
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	500	538
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	2,000	2,316
[2]	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	4.000%	3/1/34	2,145	2,267
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	500	538
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	3,020	3,218
	North Orange County CA Community College District GO	4.000%	8/1/33	375	399
	North Orange County CA Community College District GO	3.000%	8/1/38	1,805	1,590
	North Orange County CA Community College District GO	3.000%	8/1/39	2,165	1,892
	North Orange County CA Community College District GO	3.000%	8/1/40	2,200	1,898
[3]	North Orange County CA Community College District GO TOB VRDO	3.440%	6/1/23	3,700	3,700
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	109,045	109,489
	Northern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,114
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/24	695	705
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/27	1,285	1,358
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/28	1,200	1,270
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/29	1,775	1,880
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/31	1,385	1,467

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/32	2,550	2,699
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/33	4,285	4,534
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/34	3,295	3,486
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/36	5,000	5,269
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,500	3,681
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/38	1,250	1,313
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/39	1,525	1,600
[10]	Northstar Community Services District Special Tax Revenue	5.000%	9/1/21	693	277
[5]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/26	750	673
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/34	615	580
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/35	425	393
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/38	1,420	1,236
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/39	900	773
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/40	1,000	843
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/39	1,475	1,480
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/40	1,465	1,466
	Oak Grove School District GO	0.000%	8/1/27	1,700	1,476
	Oak Grove School District GO	0.000%	8/1/29	2,750	2,231
[7]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/23	0.000%	8/1/31	1,915	1,471
[7]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/23	0.000%	8/1/32	1,030	788
	Oakland CA GO	2.000%	1/15/34	5,505	4,650
	Oakland CA GO	2.000%	1/15/35	4,480	3,657
	Oakland CA GO	2.125%	1/15/36	4,735	3,798
	Oakland CA GO	3.000%	1/15/40	6,580	5,661
[2]	Oceanside CA Unified School District GO	4.000%	8/1/33	3,500	3,535
[1]	Oceanside CA Unified School District GO	4.000%	8/1/38	500	505
[1]	Oceanside CA Unified School District GO	4.000%	8/1/40	1,320	1,322
[11]	Oceanside Unified School District GO	0.000%	8/1/29	3,170	2,560
[11]	Oceanside Unified School District GO	0.000%	8/1/30	2,050	1,593
	Ohlone Community College District GO	4.000%	8/1/34	3,920	4,022
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/41	1,250	1,251
[14]	Ontario Montclair School District GO	5.000%	8/1/43	2,065	2,303
	Orange County CA Airport Port, Airport & Marina Revenue, ETM	5.000%	7/1/23	200	200
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/27	500	538
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/28	900	987
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/29	1,000	1,118
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/23	1,320	1,324
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	2,870	3,188
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	6,865	7,572
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	3,825	4,178
	Orange County Water District Water Revenue	5.000%	8/15/32	860	978
	Orange County Water District Water Revenue	4.000%	8/15/35	790	827
	Orange Unified School District GO	5.000%	8/1/40	2,975	3,336
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/32	1,045	1,099
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/34	1,130	1,172
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/36	1,170	1,186
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/37	770	774
[11]	Oxnard School District GO	0.000%	8/1/31	1,520	1,125
[11]	Oxnard School District GO	0.000%	7/1/33	3,445	2,340
	Oxnard Union High School District GO	4.000%	8/1/24	200	201
	Oxnard Union High School District GO	5.000%	8/1/26	850	903
	Oxnard Union High School District GO	5.000%	8/1/27	750	814
	Oxnard Union High School District GO	5.000%	8/1/29	850	928
	Oxnard Union High School District GO	4.000%	8/1/30	2,000	2,080
	Oxnard Union High School District GO	4.000%	8/1/31	750	779
	Oxnard Union High School District GO	4.000%	8/1/32	325	340
	Oxnard Union High School District GO	4.000%	8/1/33	375	390
	Oxnard Union High School District GO	4.000%	8/1/35	1,125	1,153
	Oxnard Union High School District GO	4.000%	8/1/36	750	764
	Oxnard Union High School District GO	4.000%	8/1/37	1,220	1,236
	Oxnard Union High School District GO	4.000%	8/1/38	1,630	1,644
	Pajaro Valley Unified School District GO	4.000%	8/1/33	225	233

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pajaro Valley Unified School District GO	4.000%	8/1/34	250	258
	Pajaro Valley Unified School District GO	4.000%	8/1/35	300	307
	Pajaro Valley Unified School District GO	4.000%	8/1/36	250	254
	Pajaro Valley Unified School District GO	5.000%	8/1/38	1,155	1,230
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/26	670	665
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/31	800	790
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/37	1,200	1,118
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/24	1,050	1,072
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,075	1,113
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	1,100	1,159
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,200	1,279
	Palm Springs Unified School District GO	4.000%	8/1/31	4,160	4,197
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	401
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	725	739
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	1,190	1,232
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	550	571
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	830	875
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	700	740
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,445
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,362
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,534
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	750	801
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,000	2,139
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palo Alto CA Lease (Abatement) COP	2.125%	11/1/43	2,000	1,385
	Palo Alto Unified School District GO	0.000%	8/1/24	15,890	15,305
	Palomar Community College District GO	5.000%	8/1/33	2,805	3,049
	Palomar Community College District GO	5.000%	8/1/35	2,485	2,683
	Palomar Health COP	5.000%	11/1/23	600	602
	Palomar Health COP	5.000%	11/1/24	665	673
	Palomar Health COP	5.000%	11/1/26	445	461
	Palomar Health COP	5.000%	11/1/27	750	786
	Palomar Health COP	5.000%	11/1/32	4,550	4,735
[11]	Palomar Health GO	0.000%	8/1/24	5,130	4,906
[11]	Palomar Health GO	0.000%	8/1/26	1,250	1,113
	Palomar Health GO	5.000%	8/1/26	310	325
[5]	Palomar Health GO	0.000%	8/1/27	16,165	13,821
[11]	Palomar Health GO	0.000%	8/1/27	8,095	6,950
[11]	Palomar Health GO	0.000%	8/1/28	500	414
	Palomar Health GO	5.000%	8/1/28	1,640	1,729
	Palomar Health GO	5.000%	8/1/28	8,570	9,038
[11]	Palomar Health GO	0.000%	8/1/29	7,210	5,750
	Palomar Health GO	5.000%	8/1/29	875	926
	Palomar Health GO	5.000%	8/1/29	4,340	4,595
	Palomar Health GO	4.000%	8/1/30	2,150	2,192
	Palomar Health GO	5.000%	8/1/30	1,130	1,199
	Palomar Health GO	4.000%	8/1/31	1,550	1,573
	Palomar Health GO	5.000%	8/1/31	800	850
	Palomar Health GO	4.000%	8/1/32	5,010	5,060
	Palomar Health GO	5.000%	8/1/33	1,320	1,401
	Palomar Health GO	0.000%	8/1/34	225	143
	Palomar Health GO	4.000%	8/1/34	1,000	1,005
	Palomar Health GO	0.000%	8/1/35	595	359
	Palomar Health GO	4.000%	8/1/35	100	100
	Palomar Health GO	0.000%	8/1/36	510	290
	Palomar Health GO	4.000%	8/1/36	5,015	4,901
	Palomar Health GO	0.000%	8/1/37	1,210	647
	Palomar Health GO	3.000%	8/1/37	250	206
	Palomar Health GO	4.000%	8/1/37	4,195	3,999
[11]	Palomar Health GO	7.000%	8/1/38	3,510	4,018
[1]	Palomar Health GO	0.000%	8/1/39	10,690	5,234
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,410	2,419
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	2,390	2,419
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,250	2,304
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,875	1,942
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	345	357
[5]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/26	320	286
[1]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/23	2,485	2,491
[5]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	6,050	5,304
[2]	Paramount Unified School District GO	4.000%	8/1/30	70	75
[2]	Paramount Unified School District GO	4.000%	8/1/31	125	133
[2]	Paramount Unified School District GO	4.000%	8/1/32	150	159
[2]	Paramount Unified School District GO	4.000%	8/1/33	145	153

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Paramount Unified School District GO	4.000%	8/1/34	150	157
[2]	Paramount Unified School District GO	4.000%	8/1/35	300	311
[2]	Paramount Unified School District GO	4.000%	8/1/37	390	393
[2]	Paramount Unified School District GO	4.000%	8/1/38	690	693
[2]	Paramount Unified School District GO	4.000%	8/1/40	450	451
	Pasadena Unified School District GO	5.000%	8/1/25	750	781
	Pasadena Unified School District GO	5.000%	8/1/25	1,000	1,041
	Pasadena Unified School District GO	5.000%	8/1/26	1,015	1,078
	Pasadena Unified School District GO	4.000%	8/1/32	1,115	1,145
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/33	595	664
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/35	750	832
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/36	1,000	1,102
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/37	1,000	1,094
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/38	600	651
	Peralta Community College District GO	5.000%	8/1/23	1,000	1,003
	Peralta Community College District GO	4.000%	8/1/26	1,500	1,530
	Peralta Community College District GO	5.000%	8/1/26	650	690
	Peralta Community College District GO	5.000%	8/1/27	1,490	1,555
	Peralta Community College District GO	5.000%	8/1/27	1,000	1,085
	Peralta Community College District GO	5.000%	8/1/28	2,455	2,566
	Peralta Community College District GO	5.000%	8/1/29	3,115	3,261
	Peralta Community College District GO	5.000%	8/1/29	1,085	1,230
	Peralta Community College District GO	5.000%	8/1/30	2,260	2,364
	Peralta Community College District GO	5.000%	8/1/31	1,650	1,726
	Peralta Community College District GO	5.000%	8/1/32	4,340	4,539
	Peralta Community College District GO	5.000%	8/1/34	3,025	3,170
	Peralta Community College District GO	4.000%	8/1/39	3,570	3,504
	Peralta Community College District GO	5.250%	8/1/42	2,000	2,271
[5]	Perris Union High School District GO	0.000%	9/1/25	1,130	1,045
	Perris Union High School District GO	4.000%	9/1/30	215	228
	Perris Union High School District GO	4.000%	9/1/31	350	370
	Perris Union High School District GO	4.000%	9/1/33	600	629
	Perris Union High School District GO	3.000%	9/1/36	1,000	910
	Perris Union High School District GO	3.000%	9/1/38	800	701
	Perris Union High School District GO	3.000%	9/1/39	850	735
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Perris Union High School District GO	3.000%	9/1/40	1,000	852
	Perris Union High School District GO	2.125%	9/1/41	2,500	1,740
	Piedmont Unified School District GO	3.000%	8/1/39	180	158
[1]	Pittsburg Successor Agency Redevelopment Agency	5.000%	9/1/28	3,000	3,165
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/25	855	871
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/26	900	916
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27	1,220	1,240
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/28	1,285	1,308
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,350	1,375
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	2,965	2,729
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/26	150	133
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	355	282
[1,14]	Pittsburg Unified School District GO	5.000%	8/1/39	1,100	1,224
[1,14]	Pittsburg Unified School District GO	5.000%	8/1/40	2,010	2,220
[1,14]	Pittsburg Unified School District GO	5.000%	8/1/41	3,325	3,652
[1,14]	Pittsburg Unified School District GO	5.000%	8/1/42	3,820	4,177
[1,14]	Pittsburg Unified School District GO	5.000%	8/1/43	2,000	2,177
[1,14]	Pittsburg Unified School District GO	4.125%	8/1/45	2,000	1,995
[3]	Pittsburg Unified School District GO TOB VRDO	3.530%	6/7/23	7,575	7,575
[1]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/23	500	502
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/24	1,410	1,420
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/25	1,500	1,525
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/26	2,345	2,409
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/27	2,555	2,653
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/28	2,905	3,035
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/25	1,785	1,858
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/31	150	113
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,500	1,348
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,500	1,319
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	866
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	1,250	1,067

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Placer Union High School District GO	0.000%	8/1/29	4,425	3,574
[1]	Placer Union High School District GO	0.000%	8/1/30	2,400	1,865
[1]	Placer Union High School District GO	0.000%	8/1/31	8,800	6,559
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/36	425	432
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/37	925	934
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/38	515	517
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/39	865	868
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/40	880	880
	Pleasanton Unified School District GO	5.000%	8/1/33	1,000	1,153
	Pleasanton Unified School District GO	4.000%	8/1/34	1,050	1,085
	Pleasanton Unified School District GO	4.000%	8/1/35	1,000	1,027
	Pleasanton Unified School District GO	5.000%	8/1/35	1,000	1,147
[2]	Pomona Unified School District GO	5.000%	8/1/26	450	458
[1]	Pomona Unified School District GO	4.000%	8/1/32	1,175	1,200
	Pomona Unified School District GO	4.000%	8/1/37	920	927
	Pomona Unified School District GO	5.250%	8/1/38	1,000	1,151
	Pomona Unified School District GO	5.250%	8/1/40	1,000	1,140
[1]	Pomona Unified School District GO	2.125%	8/1/41	3,250	2,268
	Pomona Unified School District GO	5.250%	8/1/43	1,500	1,695
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/30	4,045	4,340
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/31	2,560	2,745
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/32	4,340	4,649
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	3,615	3,869
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/34	3,000	3,058
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/36	1,985	2,021
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/27	1,250	1,351
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/28	1,610	1,743
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	950	1,030
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/24	100	102
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/25	150	156
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/26	125	132
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/27	115	124
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/28	125	138
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/29	150	168
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/30	170	193
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/31	125	134
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/32	150	159
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/33	155	163
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/34	150	157
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/35	235	243
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/36	200	204
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/37	175	177
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/38	220	221
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/39	270	271
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/40	225	225
	Portola Valley School District GO	3.000%	8/1/35	875	826
	Portola Valley School District GO	3.000%	8/1/36	640	588
	Portola Valley School District GO	3.000%	8/1/37	700	628
	Portola Valley School District GO	3.000%	8/1/38	675	595
	Portola Valley School District GO	3.000%	8/1/39	725	633
	Portola Valley School District GO	3.000%	8/1/40	530	456
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/26	1,370	1,430
	Poway Unified School District GO	5.000%	8/1/27	1,625	1,654
	Poway Unified School District GO	0.000%	8/1/28	9,070	7,679
	Poway Unified School District GO	0.000%	8/1/29	10,310	8,442
	Poway Unified School District GO	0.000%	8/1/30	100	79
	Poway Unified School District GO	0.000%	8/1/31	2,375	1,802
	Poway Unified School District GO	0.000%	8/1/34	3,500	2,350
	Poway Unified School District GO	0.000%	8/1/36	7,500	4,527
	Poway Unified School District GO	0.000%	8/1/39	3,445	1,763
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,180	1,185
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,004
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,020
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,525	1,554
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	775	807
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,765	1,831
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	1,000	1,044
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	2,505	2,650
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/26	890	905
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27	950	967
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/29	955	972
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30	1,180	1,198
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/31	1,235	1,254

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32	1,345	1,366
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/33	1,440	1,462
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/34	1,515	1,538
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/35	1,610	1,632
	Poway Unified School District Special Tax Revenue	3.000%	9/1/23	180	180
	Poway Unified School District Special Tax Revenue	4.000%	9/1/23	130	130
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/24	150	151
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/25	145	146
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/26	190	192
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/27	315	320
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	265	273
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	390	401
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	345	383
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	325	361
[1]	Poway Unified School District Special Tax Revenue	2.875%	9/1/33	180	161
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/34	405	367
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/34	500	513
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/35	235	209
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/36	715	723
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/37	500	426
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/38	835	831
[1]	Poway Unified School District Special Tax Revenue	3.125%	9/1/39	565	474
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/40	970	952
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/23	135	135
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/24	150	147
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/25	165	160
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/26	180	180
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/27	200	201
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/29	240	243
[2]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/32	800	910
[2]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/33	1,000	1,132
[2]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/34	1,000	1,130
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/37	500	470
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/38	4,900	5,335
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/41	390	351
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/27	1,700	1,741
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/28	2,800	2,871
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/30	1,500	1,539
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/31	1,400	1,438
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/32	1,710	1,757
[1]	Rancho Santiago Community College District GO	0.000%	9/1/30	11,000	8,640
	Rancho Water District Financing Authority Water Revenue	3.000%	8/1/40	4,105	3,494
	Ravenswood CA City School District GO	4.000%	8/1/32	130	137
	Ravenswood CA City School District GO	4.000%	8/1/33	150	157
	Ravenswood CA City School District GO	4.000%	8/1/34	150	156
	Ravenswood CA City School District GO	4.000%	8/1/36	270	274
	Ravenswood CA City School District GO	4.000%	8/1/38	975	979
	Ravenswood CA City School District GO	4.000%	8/1/40	590	590
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/24	750	764
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	830	858
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	730	755
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/26	1,000	1,054
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,452
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/30	800	881
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/24	300	305
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/25	375	387
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/26	675	704
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/27	1,000	1,046
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/28	1,000	1,049

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/30	775	814
[5]	Redding Joint Powers Financing Authority Electric Power & Light Revenue	3.750%	6/1/35	500	501
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/38	1,845	1,610
[4]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/25	3,350	3,095
	Redwood City School District GO	3.000%	8/1/33	1,430	1,361
	Redwood City School District GO	3.000%	8/1/40	1,490	1,253
[3]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	3.430%	6/1/23	1,875	1,875
[3]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	3.430%	6/1/23	2,685	2,685
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/28	1,000	1,096
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/30	1,285	1,406
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/32	470	513
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/33	760	826
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/37	8,225	8,763
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/32	1,370	1,541
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/33	1,060	1,189
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/35	3,285	3,382
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/37	2,000	2,019
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/39	760	826
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/24	1,000	1,014
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.500%	11/1/29	80	84
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/24	600	613
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/25	1,000	1,035
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/26	750	790
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/27	1,065	1,141
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/28	1,225	1,337
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/29	1,600	1,775
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/31	1,000	1,110
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/34	3,025	3,332
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/35	1,210	1,324
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/36	1,670	1,815
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/37	1,600	1,728
	Rio Hondo CA Community College District GO	0.000%	8/1/31	2,045	1,544
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/36	365	411
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/37	300	336
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/41	1,000	857
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/42	1,000	1,014
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/42	4,000	4,416
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/46	1,290	1,067
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,000	1,101
	Riverside CA Sewer Revenue	5.000%	8/1/26	600	638
	Riverside CA Sewer Revenue	5.000%	8/1/27	1,055	1,147
	Riverside CA Sewer Revenue	5.000%	8/1/30	2,680	2,987
	Riverside CA Sewer Revenue	5.000%	8/1/32	6,675	6,980
	Riverside CA Water Revenue	5.000%	10/1/40	1,250	1,409
	Riverside CA Water Revenue	5.000%	10/1/42	1,250	1,399
	Riverside Community College District GO	3.000%	8/1/33	770	744
	Riverside Community College District GO	4.000%	8/1/34	3,630	3,824
	Riverside Community College District GO	3.000%	8/1/36	1,000	924
	Riverside Community College District GO	3.000%	8/1/36	2,000	1,847
	Riverside Community College District GO	3.000%	8/1/37	2,125	1,913
	Riverside Community College District GO	3.000%	8/1/38	1,890	1,665
	Riverside Community College District GO	3.000%	8/1/38	3,665	3,229
	Riverside Community College District GO	3.000%	8/1/39	2,110	1,828
	Riverside Community College District GO	3.000%	8/1/39	3,500	3,032
	Riverside Community College District GO, Prere.	0.000%	2/1/25	2,755	2,362
	Riverside Community College District GO, Prere.	0.000%	2/1/25	1,650	1,349
	Riverside Community College District GO, Prere.	5.000%	8/1/25	3,080	3,208
[5]	Riverside County Asset Leasing Corp. Lease (Abatement) Revenue (Riverside County Hospital Project)	0.000%	6/1/25	8,735	8,112
[2,3]	Riverside County California Transportation Commission Highway Revenue TOB VRDO	4.200%	6/1/23	7,545	7,545
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/28	500	519

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/30	1,070	1,113
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/32	1,150	1,192
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/35	1,930	1,973
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/36	2,010	2,037
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/37	1,000	1,006
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	9,885	10,351
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	6,095	6,382
[1]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/23	2,445	2,454
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/33	3,535	3,833
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/35	1,220	1,315
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,905	1,915
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,440	1,500
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,160	1,208
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	520	553
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/30	750	798
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/31	2,930	3,002
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	3,075	3,146
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	590	627
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/33	1,230	1,256
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/34	1,975	2,015
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/37	1,015	1,068
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	5.000%	10/1/29	875	912
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	5.000%	10/1/29	1,900	2,031
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	3.000%	10/1/35	340	312
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/31	5,000	3,564
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/32	4,000	2,722
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/33	5,500	3,575
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/34	3,500	2,185
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	4,150	4,061
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	1,595	1,543
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	3,750	3,561
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/41	3,500	3,295
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/23	3,630	3,630
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/24	6,985	6,751
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/24	300	307
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/25	300	313
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/26	375	399
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/30	630	699
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/31	600	666
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/32	550	608
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/33	635	701
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/34	650	718
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,207
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/36	935	1,020
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	1,750	1,812
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,385	1,420
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,299
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,075
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,085
	Riverside Unified School District GO	4.000%	8/1/29	850	884

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside Unified School District GO	4.000%	8/1/30	850	884
	Riverside Unified School District GO	4.000%	8/1/31	1,250	1,299
	Riverside Unified School District GO	4.000%	8/1/34	1,135	1,170
	Riverside Unified School District GO	3.000%	8/1/36	2,000	1,822
	Riverside Unified School District GO	3.000%	8/1/37	2,000	1,781
	Riverside Unified School District GO	3.000%	8/1/38	2,310	2,011
	Riverside Unified School District GO	3.000%	8/1/39	5,000	4,293
	Riverside Unified School District GO	3.000%	8/1/40	7,500	6,309
[2]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/27	1,550	1,599
[2]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/28	1,650	1,718
[2]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/29	1,820	1,909
[5]	Rocklin Unified School District GO	0.000%	8/1/23	7,030	6,989
[5]	Rocklin Unified School District GO	0.000%	8/1/24	2,965	2,844
	Romoland School District Special Tax Revenue	4.000%	9/1/26	100	99
	Romoland School District Special Tax Revenue	4.000%	9/1/28	100	100
	Romoland School District Special Tax Revenue	4.000%	9/1/29	100	100
	Romoland School District Special Tax Revenue	4.000%	9/1/31	100	99
	Romoland School District Special Tax Revenue	4.000%	9/1/32	100	99
	Romoland School District Special Tax Revenue	4.000%	9/1/33	100	98
	Romoland School District Special Tax Revenue	4.000%	9/1/34	100	97
	Romoland School District Special Tax Revenue	4.000%	9/1/35	115	111
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/32	250	268
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/33	350	375
	Roseville CA Electric System Intergovernmental Agreement Revenue, Prere.	5.000%	8/1/24	3,425	3,497
	Roseville CA Special Tax Revenue	3.000%	9/1/23	30	30
	Roseville CA Special Tax Revenue	4.000%	9/1/24	55	55
	Roseville CA Special Tax Revenue	4.000%	9/1/25	50	50
	Roseville CA Special Tax Revenue	4.000%	9/1/26	110	110
	Roseville CA Special Tax Revenue	4.000%	9/1/26	100	100
	Roseville CA Special Tax Revenue	4.000%	9/1/27	220	219
	Roseville CA Special Tax Revenue	4.000%	9/1/27	120	120
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	205
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	205
	Roseville CA Special Tax Revenue	4.000%	9/1/29	200	199
	Roseville CA Special Tax Revenue	4.000%	9/1/29	240	241
	Roseville CA Special Tax Revenue	5.000%	9/1/29	700	701
	Roseville CA Special Tax Revenue	5.000%	9/1/29	500	506
	Roseville CA Special Tax Revenue	4.000%	9/1/30	125	123
	Roseville CA Special Tax Revenue	4.000%	9/1/30	85	85
	Roseville CA Special Tax Revenue	4.000%	9/1/31	165	165
	Roseville CA Special Tax Revenue	4.000%	9/1/32	265	264
	Roseville CA Special Tax Revenue	4.000%	9/1/33	250	245
	Roseville CA Special Tax Revenue	4.000%	9/1/33	570	568
	Roseville CA Special Tax Revenue	4.000%	9/1/34	500	496
	Roseville CA Special Tax Revenue	4.000%	9/1/36	750	718
	Roseville CA Special Tax Revenue	4.000%	9/1/36	485	464
	Roseville CA Special Tax Revenue	2.500%	9/1/37	1,540	1,155
	Roseville CA Special Tax Revenue	4.000%	9/1/40	750	677
	Roseville CA Special Tax Revenue	4.000%	9/1/41	305	277
	Roseville CA Special Tax Revenue	4.000%	9/1/41	2,290	2,080
	Roseville CA Special Tax Revenue	4.000%	9/1/41	500	454
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/23	550	552
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/24	1,100	1,122
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/27	1,100	1,189
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/29	750	817
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/30	2,000	2,176
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/31	2,665	2,898
[2]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/26	300	272
[2]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/27	370	329
[2]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/28	615	538
[2]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/35	2,000	1,645
	Roseville Joint Union High School District GO	0.000%	8/1/23	275	273
	Roseville Joint Union High School District GO	0.000%	8/1/24	580	557
	Roseville Joint Union High School District GO	0.000%	8/1/25	555	515
	Roseville Joint Union High School District GO	0.000%	8/1/26	500	449
	Roseville Joint Union High School District GO	0.000%	8/1/28	500	421
[1]	Roseville Joint Union High School District GO	0.000%	8/1/29	3,215	2,632
	Roseville Joint Union High School District GO	0.000%	8/1/29	1,085	879
	Roseville Joint Union High School District GO	0.000%	8/1/30	1,000	775
[1]	Roseville Joint Union High School District GO	0.000%	8/1/31	6,815	5,170
	Roseville Joint Union High School District GO	0.000%	8/1/31	1,585	1,173
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/24	1,115	1,118
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	3,100	3,121
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/27	455	464
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	670	688
[2]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/24	300	306
[2]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/26	280	285
[2]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/27	650	662
[2]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/28	250	254
[2]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/29	500	508
[2]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/33	1,280	1,295

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/34	1,340	1,356
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/23	1,575	1,579
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/24	500	503
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/25	605	613
	Sacramento CA City Unified School District GO	5.000%	8/1/27	205	220
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/28	625	651
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,000	1,109
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/29	230	242
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,885	2,134
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/29	200	211
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/30	2,300	2,653
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/30	200	212
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/31	220	231
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/33	200	208
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/34	605	626
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/35	450	462
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/36	700	779
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/37	1,000	1,012
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/37	680	751
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/38	1,000	1,100
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/39	2,000	2,008
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/39	2,000	2,194
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/40	2,885	3,154
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/41	1,700	1,693
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/41	2,000	2,181
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/42	4,350	4,309
	Sacramento CA Special Tax Revenue	3.000%	9/1/23	220	219
	Sacramento CA Special Tax Revenue	3.000%	9/1/24	395	385
	Sacramento CA Special Tax Revenue	4.000%	9/1/26	505	503
	Sacramento CA Special Tax Revenue	4.000%	9/1/28	635	635
	Sacramento CA Special Tax Revenue	4.000%	9/1/30	260	259
	Sacramento CA Special Tax Revenue	4.000%	9/1/31	220	219
	Sacramento CA Special Tax Revenue	4.000%	9/1/32	315	313
	Sacramento CA Special Tax Revenue	4.000%	9/1/34	560	551
	Sacramento CA Special Tax Revenue	4.000%	9/1/36	660	629
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/26	2,075	2,169
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	1,535	1,629
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	3,735	3,969
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,605	1,730
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,500	1,620
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/29	1,240	1,340
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/30	930	1,005
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,000	2,165
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	1,600	1,729
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/32	1,395	1,509
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/33	985	1,065
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,250	1,351
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,520	1,640
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/35	2,000	2,149
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/37	2,405	2,549
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,290	1,361
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,375	1,450
	Sacramento CA Water Revenue, Prere.	5.000%	9/1/23	3,210	3,223
[2]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	1,300	1,361
[2]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,725	1,806
[5]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	5,000	4,564
[5]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/27	15,815	13,463
[5]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/31	5,000	3,633
[5]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/34	3,990	2,540
	Sacramento City Unified School District GO	4.000%	8/1/42	3,125	3,014
[3,8]	Sacramento City Unified School District GO TOB VRDO	3.440%	6/1/23	1,200	1,200

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	965	966
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	345	345
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	245	249
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,220
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	805	836
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,220
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	2,185	2,269
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,440	1,527
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,325	1,405
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,410	1,495
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,080	1,145
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,083
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,815	1,966
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	1,410	1,561
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	2,310	2,542
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,280	1,417
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,250	1,384
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	3,410	3,739
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	1,845	2,019
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,175	1,296
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	665	734
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,510	1,647
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	750	825
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,049
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,091
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	1,250	1,356
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,530	2,719
[2]	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	960	972
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	3,954
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	16,010	16,583
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,000	2,069
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/27	2,360	2,444
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/28	3,000	3,133
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/29	1,105	1,159
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/30	5,030	5,298
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/32	3,050	3,229
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/34	3,400	3,571
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/35	1,635	1,700
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/36	1,000	1,029
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/37	1,200	1,221
	Sacramento County CA Airport System Special Tax Revenue	5.000%	9/1/42	5,000	4,963
[1]	Sacramento County CA COP	5.000%	10/1/25	1,490	1,551
[1]	Sacramento County CA COP	5.000%	10/1/26	1,045	1,110
	Sacramento County CA COP	5.000%	10/1/27	1,100	1,190
[1]	Sacramento County CA COP	5.000%	10/1/27	660	715
[1]	Sacramento County CA COP	5.000%	10/1/28	695	769
[1]	Sacramento County CA COP	5.000%	10/1/29	1,700	1,916
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/25	1,325	1,391
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/26	1,155	1,240
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/27	2,725	2,991
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/28	2,725	3,060
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/28	4,000	4,492
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/29	3,610	4,141

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/30	3,400	3,973
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	11,500	10,956
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/30	2,055	2,094
	Sacramento Municipal Utility District CP	2.850%	6/7/23	7,000	7,000
[4]	Sacramento Municipal Utility District Electric Power & Light Revenue	5.250%	7/1/24	2,745	2,780
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	2,555	2,664
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	1,500	1,564
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,540	2,708
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,000	2,132
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	4,715	4,845
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/35	850	868
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/36	680	688
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/37	950	953
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/38	2,820	2,801
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/39	2,930	2,903
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/40	2,045	2,000
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/41	1,075	1,048
	Salinas Union High School District GO	5.000%	8/1/35	1,030	1,215
	Salinas Union High School District GO	4.000%	8/1/36	1,000	1,023
	Salinas Union High School District GO	4.000%	8/1/38	1,200	1,212
	Salinas Union High School District GO	4.000%	8/1/39	1,000	1,004
	Salinas Union High School District GO	4.000%	8/1/40	1,000	1,001
	Salinas Union High School District GO	5.000%	8/1/41	1,380	1,576
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/23	350	352
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/24	470	479
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/25	560	581
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/26	890	941
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/27	1,245	1,343
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/28	2,315	2,546
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/29	1,415	1,560
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/30	1,115	1,230
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/33	2,735	3,017
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/35	2,500	2,740
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/38	3,250	3,498
[1]	San Bernardino City Unified School District GO	5.000%	8/1/23	1,100	1,103
	San Bernardino City Unified School District GO	0.000%	8/1/26	1,300	1,159
[5]	San Bernardino City Unified School District GO	0.000%	8/1/27	310	267
[2,5]	San Bernardino City Unified School District GO	0.000%	8/1/27	455	393
[1]	San Bernardino City Unified School District GO	1.250%	8/1/29	450	387
[1]	San Bernardino City Unified School District GO	4.000%	8/1/29	1,100	1,165
[1]	San Bernardino City Unified School District GO	0.000%	8/1/30	11,700	9,065
[1]	San Bernardino City Unified School District GO	5.000%	8/1/30	630	685
[1]	San Bernardino City Unified School District GO	1.625%	8/1/31	2,000	1,693
[1]	San Bernardino City Unified School District GO	4.000%	8/1/31	900	948
[1]	San Bernardino Community College District GO	0.000%	8/1/23	2,655	2,640
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	12,010	12,023
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	793
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	829
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	717
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	750
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,165	756
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	8,370	8,718
	San Bernardino Community College District GO, Prere.	5.000%	8/15/25	5,000	5,212
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	665	697
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	15,420	16,108
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	13,400	14,302
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	9,670	10,549
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	4,370	4,572
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	4,395	4,035

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/23	200	200
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/27	815	876
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/29	1,315	1,422
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/30	215	233
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/31	2,365	2,557
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/32	2,735	2,953
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/33	815	879
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/34	3,055	3,290
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/35	1,635	1,752
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/36	1,525	1,625
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/37	1,070	1,134
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,255	1,325
San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,544
San Diego CA Unified School District GO	5.000%	7/1/25	1,695	1,766
San Diego CA Unified School District GO	5.000%	7/1/26	5,590	5,821
San Diego CA Unified School District GO	0.000%	7/1/28	5,925	5,049
San Diego CA Unified School District GO	5.000%	7/1/28	6,555	6,841
San Diego CA Unified School District GO	5.000%	7/1/28	725	757
San Diego CA Unified School District GO	0.000%	7/1/29	1,250	1,018
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,673
San Diego CA Unified School District GO	5.000%	7/1/29	750	784
San Diego CA Unified School District GO	5.000%	7/1/29	3,330	3,564
San Diego CA Unified School District GO	0.000%	7/1/30	2,010	1,577
San Diego CA Unified School District GO	0.000%	7/1/30	2,570	2,046
San Diego CA Unified School District GO	0.000%	7/1/30	2,330	1,848
San Diego CA Unified School District GO	0.000%	7/1/30	10,135	8,068
San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,733
San Diego CA Unified School District GO	5.000%	7/1/31	3,000	3,274
San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,443
San Diego CA Unified School District GO	0.000%	7/1/32	2,750	2,013
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego CA Unified School District GO	5.000%	7/1/33	4,565	4,972
San Diego CA Unified School District GO	0.000%	7/1/34	2,600	1,781
San Diego CA Unified School District GO	4.000%	7/1/34	2,025	2,103
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,192
San Diego CA Unified School District GO	0.000%	7/1/35	1,275	835
San Diego CA Unified School District GO	4.000%	7/1/35	3,390	3,499
San Diego CA Unified School District GO	4.000%	7/1/35	2,000	2,106
San Diego CA Unified School District GO	4.000%	7/1/36	1,640	1,695
San Diego CA Unified School District GO	4.000%	7/1/36	2,145	2,217
San Diego CA Unified School District GO	4.000%	7/1/36	3,000	3,115
San Diego CA Unified School District GO	0.000%	7/1/37	2,000	1,166
San Diego CA Unified School District GO	3.000%	7/1/37	4,000	3,548
San Diego CA Unified School District GO	4.000%	7/1/37	1,735	1,776
San Diego CA Unified School District GO	4.000%	7/1/37	1,585	1,623
San Diego CA Unified School District GO	3.000%	7/1/38	6,095	5,310
San Diego CA Unified School District GO	4.000%	7/1/38	1,805	1,832
San Diego CA Unified School District GO	0.000%	7/1/39	4,160	2,162
San Diego CA Unified School District GO	4.000%	7/1/39	1,570	1,579
San Diego CA Unified School District GO	4.000%	7/1/39	2,030	2,042
San Diego CA Unified School District GO	0.000%	7/1/42	2,800	1,248
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	4,925	4,460
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	3,500	3,170
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	5,470	4,810
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,370	1,205
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,690	1,486
San Diego CA Unified School District GO, ETM	0.000%	7/1/28	1,115	955
San Diego CA Unified School District GO, ETM	0.000%	7/1/28	960	822
San Diego CA Unified School District GO, ETM	0.000%	7/1/30	625	506
San Diego County CA COP	5.000%	10/15/26	2,590	2,658
San Diego County CA COP	5.000%	10/15/28	1,400	1,436
San Diego County CA Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,710	1,714
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	805	823
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,395	1,460
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,650	2,785
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,690	2,828
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	7,115	7,243

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,038
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,935	2,052
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	5,310	5,631
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	2,035	2,205
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	5,465	5,920
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	1,140	1,262
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,755	3,106
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	780	878
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,600	1,801
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	5,035
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,000	1,082
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,670	2,985
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,315	1,422
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	455	521
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	800	931
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,870	2,088
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,010	1,089
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,925	3,231
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,072
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	2,765	2,951
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	410	461
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	5,800	6,402
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	8,000	8,134
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,600	1,634
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,690	1,793
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	560	624
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,917
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,850	3,152
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	585	645
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,625	1,813
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	3,035	3,317
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	615	672
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	6,025	6,514
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	650	706
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	4,115	4,468
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/41	1,430	1,405
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	3,000	3,134
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/33	1,030	1,199
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/34	1,000	1,164
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	1,000	1,143
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	3,665	4,097
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/39	4,590	5,109
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/40	4,265	4,717
San Diego County Water Authority Water Revenue	5.000%	5/1/26	2,090	2,217
San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,000	3,330
San Diego County Water Authority Water Revenue	5.000%	5/1/29	3,100	3,517
San Diego County Water Authority Water Revenue	5.000%	5/1/30	2,200	2,544
San Diego County Water Authority Water Revenue	5.000%	5/1/31	1,585	1,866
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/35	1,110	1,275

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/37	3,360	3,658
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/38	2,350	2,399
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/39	1,490	1,514
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/40	3,365	3,383
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	1,500	1,696
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/42	2,500	2,816
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/33	500	577
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/37	1,000	1,114
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	1,000	1,103
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/39	2,565	2,821
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/40	800	898
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/41	1,630	1,781
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/42	1,000	1,115
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34	5,000	5,354
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35	5,205	5,556
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36	5,000	5,323
[1]	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	9/1/26	3,665	3,276
	San Diego Unified School District GO	5.000%	7/1/38	250	286
	San Diego Unified School District GO	5.000%	7/1/39	360	409
	San Diego Unified School District GO	5.000%	7/1/40	485	547
	San Diego Unified School District GO	5.000%	7/1/41	620	695
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego Unified School District GO	5.000%	7/1/42	430	481
San Dieguito School Facilities Financing Authority Special Tax Revenue	5.000%	3/1/32	1,000	1,094
San Dieguito Union High School District GO	4.000%	8/1/32	1,065	1,102
San Dieguito Union High School District GO	3.000%	8/1/37	1,000	898
San Dieguito Union High School District GO	3.000%	8/1/38	4,160	3,665
San Dieguito Union High School District GO	3.000%	8/1/39	1,220	1,065
San Dieguito Union High School District GO	3.000%	8/1/40	1,235	1,063
San Dieguito Union High School District GO	3.000%	8/1/41	1,250	1,062
San Dieguito Union High School District GO	4.000%	8/1/42	6,000	5,960
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/28	1,685	1,761
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	6,595	6,742
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,005	4,245
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	1,625	1,704
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	2,985	3,039
San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/39	2,500	1,826
San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/40	2,000	1,430
San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/41	3,585	2,515
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27	5,765	6,011
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28	2,510	2,619
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/30	675	704
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/34	1,615	1,675
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	3,170	3,251
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/37	2,510	2,554
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38	3,045	3,084
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39	2,240	2,258
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/29	3,035	3,230
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	8,085	8,095
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/30	6,225	6,630
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	8,405	8,394
San Francisco CA City & County COP	5.000%	4/1/27	13,095	13,704
San Francisco CA City & County COP	4.000%	4/1/28	2,015	2,125
San Francisco CA City & County COP	4.000%	4/1/29	2,095	2,216
San Francisco CA City & County COP	4.000%	4/1/30	2,180	2,309

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA City & County COP	4.000%	4/1/31	2,265	2,393
	San Francisco CA City & County COP	4.000%	4/1/31	1,915	2,002
	San Francisco CA City & County COP	3.000%	10/1/31	6,075	6,065
	San Francisco CA City & County COP	4.000%	4/1/32	2,355	2,476
	San Francisco CA City & County COP	4.000%	4/1/33	2,450	2,564
	San Francisco CA City & County COP	4.000%	4/1/35	8,660	8,732
	San Francisco CA City & County COP	4.000%	4/1/37	8,590	8,714
	San Francisco CA City & County COP	4.000%	4/1/38	4,935	4,965
[3]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/26	400	395
[3]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/31	375	367
[3]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/36	2,100	1,944
	San Francisco CA City & County GO	5.000%	6/15/26	3,570	3,795
	San Francisco CA City & County GO	5.000%	6/15/27	1,680	1,826
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,111
	San Francisco CA City & County GO	4.000%	6/15/29	7,130	7,219
	San Francisco CA City & County GO	5.000%	6/15/30	4,360	5,037
	San Francisco CA City & County GO	2.000%	6/15/31	1,815	1,607
	San Francisco CA City & County GO	4.000%	6/15/31	1,310	1,410
	San Francisco CA City & County GO	5.000%	6/15/31	2,715	3,194
	San Francisco CA City & County GO	2.000%	6/15/32	4,110	3,569
	San Francisco CA City & County GO	4.000%	6/15/32	5,460	5,791
	San Francisco CA City & County GO	5.000%	6/15/32	3,250	3,885
	San Francisco CA City & County GO	2.000%	6/15/33	4,775	4,079
	San Francisco CA City & County GO	4.000%	6/15/33	8,160	8,250
	San Francisco CA City & County GO	4.000%	6/15/35	200	208
	San Francisco CA City & County GO	4.000%	6/15/37	1,145	1,175
	San Francisco CA City & County GO	3.500%	6/15/38	1,000	954
	San Francisco CA City & County GO	4.000%	6/15/40	2,000	2,016
	San Francisco CA City & County GO	4.000%	6/15/41	2,000	2,005
	San Francisco CA City & County GO	4.000%	6/15/42	4,500	4,507
	San Francisco CA City & County GO	4.000%	6/15/42	3,270	3,275
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	6,035	6,263
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	7,755	8,062
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	5,410	5,622
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	2,640	2,703
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	1,830	1,874
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	1,925	1,971
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	3,660	3,808
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	7,655	8,214
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	2,015	2,202
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	8,145	8,692
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	1,100	1,135
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,470	3,560
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,650	3,744
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,835	3,934
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,230	4,341
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,450	4,566
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,680	4,802
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,500	2,565
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	5,000	5,131
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,000	4,105
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	5,090	5,223
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	3,245	3,295
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/25	3,625	3,677
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	2,110	2,182
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	6,180	6,390
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	2,040	2,159
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	2,220	2,353
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	1,885	2,002
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	7,240	8,158
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	5,000	5,641
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	635	675
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	4,150	4,671

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	2,750	3,201
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	10,125	11,365
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	5,510	6,415
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	1,675	1,943
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,770
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	9,090	10,073
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	2,000	2,281
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/37	7,750	7,912
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,800	11,825
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	8,705	8,837
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	10,000	10,929
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	5,875	5,929
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,720	1,730
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	3,250	3,621
	San Francisco City & County CA Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/42	1,000	1,067
[3]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/32	500	526
[3]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/32	500	521
[3]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/37	500	504
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	San Francisco City & County CA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.200%	6/1/23	73,550	73,550
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/27	1,000	1,040
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/31	1,000	1,039
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/39	1,235	1,260
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	25,000	23,139
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	5,865	6,140
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	1,795	1,879
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	1,885	1,975
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	4,815	5,595
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	7,000	7,327
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	4,000	4,734
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	3,000	3,139
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	9,495	9,912
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,550	3,925
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	9,980	10,392
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	3,135	3,399
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	4,790	5,171
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	1,000	1,151
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	1,375	1,583
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/39	1,400	1,432
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,000	1,145
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,000	1,145
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/40	1,500	1,704
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,595	1,800

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,490	1,682
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/42	1,190	1,338
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	20,450	21,866
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	860	875
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	400	415
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	1,585	1,676
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/32	1,000	1,058
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/33	660	696
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/34	660	697
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	900	949
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/36	625	657
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/24	305	310
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/25	400	414
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/26	510	538
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/27	500	529
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/28	885	938
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/29	755	801
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/30	605	642
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/31	935	992
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/32	860	910
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/33	750	791
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/34	555	586
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/35	620	654
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/36	780	820
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/23	120	120
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	135	137
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	440	448
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	240	245
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	140	143
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	500	529
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/29	460	471

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/31	400	410
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	450	476
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	670	707
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	700	739
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	400	422
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	350	368
	San Francisco Community College District GO	5.000%	6/15/25	3,045	3,155
	San Francisco Community College District GO	5.000%	6/15/29	760	849
	San Francisco Community College District GO	5.000%	6/15/31	500	569
	San Francisco Community College District GO	5.000%	6/15/32	805	913
	San Francisco Community College District GO	4.000%	6/15/33	850	882
	San Francisco Community College District GO	4.000%	6/15/34	595	614
	San Francisco Unified School District GO	5.000%	6/15/24	1,100	1,122
	San Francisco Unified School District GO	5.000%	6/15/28	10,170	10,351
	San Francisco Unified School District GO	4.000%	6/15/33	3,140	3,282
	San Francisco Unified School District GO	4.000%	6/15/35	2,010	2,093
	San Francisco Unified School District GO	4.000%	6/15/36	2,540	2,619
	San Francisco Unified School District GO	3.000%	6/15/38	11,120	9,826
	San Francisco Unified School District GO	5.000%	6/15/38	4,000	4,459
	San Francisco Unified School District GO	3.000%	6/15/39	9,000	7,851
	San Francisco Unified School District GO	5.000%	6/15/39	2,065	2,290
	San Francisco Unified School District GO	3.000%	6/15/40	7,025	6,033
[1]	San Jacinto Unified School District COP	5.000%	9/1/23	470	472
[1]	San Jacinto Unified School District COP	5.000%	9/1/24	985	1,005
[1]	San Jacinto Unified School District COP	5.000%	9/1/29	1,255	1,411
[1]	San Jacinto Unified School District COP	5.000%	9/1/31	1,385	1,578
[1]	San Jacinto Unified School District COP	5.000%	9/1/33	1,525	1,725
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	San Jacinto Unified School District COP	5.000%	9/1/35	1,685	1,880
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/33	7,115	7,704
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/36	4,725	5,178
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/38	3,385	3,644
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	4.000%	3/1/41	4,000	3,984
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	2,645	2,833
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	6,000	6,292
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	1,485	1,605
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	5,750	6,172
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	7,140	6,985
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/27	100	87
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/31	50	37
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	1,160	817
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	3,085	3,422
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	625	404
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	5,455	5,626
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	8,945	9,226
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	120	74
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/35	1,730	1,769
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/36	1,415	1,433
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/37	435	436
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/38	610	605
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/39	315	310
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/40	485	474
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	3,000	3,055

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	14,750	14,029
San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	12,510	12,897
San Joaquin Regional Rail Commission COP	5.000%	5/1/24	230	233
San Joaquin Regional Rail Commission COP	5.000%	5/1/25	200	206
San Joaquin Regional Rail Commission COP	5.000%	5/1/26	200	210
San Joaquin Regional Rail Commission COP	5.000%	5/1/27	170	182
San Joaquin Regional Rail Commission COP	5.000%	5/1/28	225	245
San Joaquin Regional Rail Commission COP	5.000%	5/1/29	275	304
San Joaquin Regional Rail Commission COP	5.000%	5/1/30	375	421
San Joaquin Regional Rail Commission COP	5.000%	5/1/31	700	794
San Joaquin Regional Rail Commission COP	5.000%	5/1/32	725	821
San Joaquin Regional Rail Commission COP	5.000%	5/1/33	760	860
San Joaquin Regional Rail Commission COP	5.000%	5/1/34	765	869
San Joaquin Regional Rail Commission COP	4.000%	5/1/35	370	378
San Joaquin Regional Rail Commission COP	4.000%	5/1/36	375	379
San Joaquin Regional Rail Commission COP	4.000%	5/1/37	510	510
San Joaquin Regional Rail Commission COP	4.000%	5/1/38	620	613
San Joaquin Regional Rail Commission COP	4.000%	5/1/39	755	743
San Joaquin Regional Rail Commission COP	4.000%	5/1/40	1,275	1,238
San Jose Evergreen Community College District GO	4.000%	9/1/29	600	639
San Jose Evergreen Community College District GO	4.000%	9/1/30	700	745
San Jose Evergreen Community College District GO	4.000%	9/1/31	700	745
San Jose Evergreen Community College District GO	4.000%	9/1/32	985	1,047
San Jose Evergreen Community College District GO	4.000%	9/1/33	850	900
San Jose Evergreen Community College District GO	3.000%	9/1/37	2,250	2,009
San Jose Evergreen Community College District GO	3.000%	9/1/38	4,150	3,644
San Jose Evergreen Community College District GO	3.000%	9/1/39	3,500	3,044
San Jose Evergreen Community College District GO	4.000%	9/1/41	2,600	2,649
San Jose Evergreen Community College District GO	4.000%	9/1/42	2,345	2,370
San Jose Evergreen Community College District GO	4.000%	9/1/43	1,500	1,508
San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/39	1,325	1,516
San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/40	2,000	2,272
San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/41	1,750	1,980
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/42	1,250	1,408
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	5,000	5,098
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	3,650	3,872
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,455	2,659
	San Jose Unified School District GO	5.000%	8/1/26	775	826
[1]	San Juan Unified School District GO	0.000%	8/1/25	10,000	9,265
[1]	San Juan Unified School District GO	0.000%	8/1/26	12,215	10,945
	San Juan Unified School District GO	3.000%	8/1/27	3,375	3,368
	San Juan Unified School District GO	3.000%	8/1/27	6,670	6,656
	San Juan Unified School District GO	4.000%	8/1/28	1,765	1,855
	San Juan Unified School District GO	4.000%	8/1/29	1,030	1,084
	San Juan Unified School District GO	4.000%	8/1/30	700	737
	San Juan Unified School District GO	4.000%	8/1/31	3,250	3,352
	San Juan Unified School District GO	4.000%	8/1/31	1,000	1,049
	San Juan Unified School District GO	4.000%	8/1/32	1,270	1,327
	San Juan Unified School District GO	3.000%	8/1/36	2,630	2,366
	San Juan Unified School District GO	2.375%	8/1/40	2,000	1,509
[2]	San Leandro Unified School District GO	4.000%	8/1/28	200	210
[2]	San Leandro Unified School District GO	4.000%	8/1/30	355	372
[2]	San Leandro Unified School District GO	4.000%	8/1/31	415	434
[2]	San Leandro Unified School District GO	4.000%	8/1/32	525	547
[2]	San Leandro Unified School District GO	4.000%	8/1/33	400	416
[2]	San Leandro Unified School District GO	4.000%	8/1/34	670	694
[2]	San Leandro Unified School District GO	4.000%	8/1/34	1,200	1,259
[2]	San Leandro Unified School District GO	4.000%	8/1/35	275	283
[2]	San Leandro Unified School District GO	4.000%	8/1/35	1,325	1,375
[2]	San Leandro Unified School District GO	4.000%	8/1/36	1,230	1,251
[2]	San Leandro Unified School District GO	4.000%	8/1/38	810	813
[2]	San Leandro Unified School District GO	4.000%	8/1/39	400	401
	San Lorenzo Unified School District GO	4.000%	8/1/34	375	390
	San Lorenzo Unified School District GO	4.000%	8/1/36	300	307
	San Lorenzo Unified School District GO	4.000%	8/1/38	550	555
	San Lorenzo Unified School District GO	4.000%	8/1/39	1,000	1,003
	San Lorenzo Unified School District GO	4.000%	8/1/40	565	565
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	3.000%	9/1/23	130	129
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/28	155	155
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/30	120	120
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/32	100	99

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/33	100	99
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/36	325	311
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/39	660	611
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/41	150	136
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/40	2,540	2,808
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/41	1,665	1,839
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/42	1,615	1,789
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/25	800	829
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/26	635	671
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/27	600	647
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/28	890	962
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/30	750	810
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/31	1,060	1,143
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/32	850	916
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/33	1,135	1,222
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/35	1,000	1,073
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/36	1,325	1,415
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/37	1,750	1,860
	San Marcos Unified School District GO	0.000%	8/1/25	2,300	2,139
	San Marcos Unified School District GO	0.000%	8/1/30	2,000	1,575
	San Marcos Unified School District GO	5.000%	8/1/30	4,050	4,419
	San Marcos Unified School District GO	0.000%	8/1/31	2,000	1,514
	San Marcos Unified School District GO	5.000%	8/1/31	3,625	3,953
	San Marcos Unified School District GO	0.000%	8/1/32	1,165	845
	San Marcos Unified School District GO	0.000%	8/1/32	2,500	1,814
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Marcos Unified School District GO	4.000%	8/1/32	300	311
	San Marcos Unified School District GO	5.000%	8/1/34	3,565	3,867
	San Marcos Unified School District GO	5.000%	8/1/35	4,040	4,361
	San Marcos Unified School District GO	5.000%	8/1/36	3,375	3,626
[5]	San Mateo County Community College District GO	0.000%	9/1/24	2,825	2,713
	San Mateo County Community College District GO	4.000%	9/1/34	2,670	2,812
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/31	1,365	1,423
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/38	600	606
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/39	600	605
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/40	550	553
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/34	920	1,042
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/35	1,535	1,604
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/36	1,505	1,672
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/37	2,750	2,799
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/39	1,275	1,283
	San Mateo Foster City School District GO	4.000%	8/1/43	1,200	1,208
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/25	110	114
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/29	2,280	2,548
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/32	4,500	4,642
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/33	5,000	5,143
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/37	4,755	4,211
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/38	4,900	4,245
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/39	5,045	4,327
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/23	1,210	1,211
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/27	2,000	2,035

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/35	4,875	5,319
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/36	6,075	6,591
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/37	6,435	6,946
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/27	3,500	3,764
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/28	2,195	2,407
	San Mateo Union High School District GO	4.000%	9/1/33	3,540	3,652
	San Mateo Union High School District GO	4.000%	9/1/33	1,950	2,012
	San Mateo Union High School District GO, Prere.	0.000%	9/1/23	2,725	2,600
	San Mateo Union High School District GO, Prere.	4.000%	9/1/25	3,155	3,231
[1]	San Pablo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	11/1/42	3,815	3,788
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/23	1,250	1,251
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/27	1,770	1,807
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	1,860	1,900
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/30	2,275	2,328
[5]	San Rafael CA City High School District GO	0.000%	8/1/25	410	379
[5]	San Rafael CA City High School District GO	0.000%	8/1/26	3,315	2,959
[5]	San Rafael CA City High School District GO	0.000%	8/1/29	6,505	5,244
	San Rafael CA City High School District GO	4.000%	8/1/35	1,075	1,102
	San Rafael CA City High School District GO	4.000%	8/1/36	1,200	1,221
	San Rafael CA City High School District GO	3.000%	8/1/38	1,200	1,045
	San Rafael CA City High School District GO	3.000%	8/1/39	1,000	859
	San Rafael CA City High School District GO	3.000%	8/1/40	1,450	1,227
[5]	San Rafael City Elementary School District GO	0.000%	8/1/25	1,765	1,632
[5]	San Rafael City Elementary School District GO	0.000%	8/1/28	3,175	2,652
[5]	San Rafael City Elementary School District GO	0.000%	8/1/29	3,025	2,443
	San Rafael City Elementary School District GO	3.000%	8/1/37	825	731
	San Ramon CA COP	4.000%	6/1/37	1,225	1,242
[4]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/25	1,020	953
[4]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/27	1,700	1,471
[4]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/28	1,800	1,502
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/25	1,520	1,555
[2]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/26	1,595	1,638
[2]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/27	1,670	1,717
	San Ramon Valley Fire Protection District COP	4.000%	8/1/23	100	100
	San Ramon Valley Fire Protection District COP	4.000%	8/1/24	115	116
	San Ramon Valley Fire Protection District COP	4.000%	8/1/26	100	103
	San Ramon Valley Fire Protection District COP	4.000%	8/1/27	100	104
	San Ramon Valley Fire Protection District COP	4.000%	8/1/28	115	121
	San Ramon Valley Fire Protection District COP	4.000%	8/1/29	100	106
	San Ramon Valley Fire Protection District COP	4.000%	8/1/30	105	112
	San Ramon Valley Fire Protection District COP	4.000%	8/1/31	200	214
	San Ramon Valley Fire Protection District COP	4.000%	8/1/32	125	133
	San Ramon Valley Fire Protection District COP	4.000%	8/1/33	150	158
	San Ramon Valley Fire Protection District COP	4.000%	8/1/34	260	273
	San Ramon Valley Fire Protection District COP	4.000%	8/1/36	530	539
	San Ramon Valley Fire Protection District COP	4.000%	8/1/37	300	302
	San Ramon Valley Fire Protection District COP	2.250%	8/1/38	290	224
	San Ramon Valley Fire Protection District COP	2.375%	8/1/39	870	675
	San Ramon Valley Fire Protection District COP	4.000%	8/1/40	300	301
[5]	San Ysidro School District GO	0.000%	8/1/26	4,770	4,235
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/33	435	495
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/38	2,000	2,183
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	6,780	7,364
[2]	Sanger Unified School District GO	3.000%	8/1/35	680	629
[2]	Sanger Unified School District GO	3.000%	8/1/36	750	677
[2]	Sanger Unified School District GO	3.000%	8/1/37	820	726
[2]	Sanger Unified School District GO	4.000%	8/1/37	330	332
[2]	Sanger Unified School District GO	3.000%	8/1/39	375	322
[2]	Sanger Unified School District GO	4.000%	8/1/39	330	331
[2]	Sanger Unified School District GO	4.000%	8/1/40	250	250
[2]	Sanger Unified School District GO	4.000%	8/1/41	325	324
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/29	350	364
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/30	500	520
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/31	510	530
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/32	500	519
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/33	880	910

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/32	1,750	1,222
[5]	Santa Ana Unified School District GO	0.000%	8/1/31	4,020	2,956
	Santa Barbara Unified School District GO	4.000%	8/1/30	875	921
	Santa Clara County CA GO	3.500%	8/1/38	160	154
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/25	6,510	6,755
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/26	6,800	7,063
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/33	7,500	7,638
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,000	1,798
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	2,000	1,758
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,000	1,729
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,500	2,161
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	2,000	1,710
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	2,000	1,687
	Santa Clara Unified School District GO	4.000%	7/1/29	6,650	6,908
	Santa Clara Unified School District GO	4.000%	7/1/29	8,235	8,554
	Santa Clara Unified School District GO	4.000%	7/1/30	8,800	9,146
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,352
	Santa Clara Unified School District GO	3.000%	7/1/32	2,975	2,878
	Santa Clara Unified School District GO	3.000%	7/1/33	1,610	1,545
	Santa Clara Valley Water District Safe Clean Water Lease (Non-Terminable) Revenue COP	5.000%	12/1/26	3,750	4,021
[5]	Santa Clarita Community College District GO	0.000%	8/1/28	400	339
[1]	Santa Clarita Community College District GO	0.000%	8/1/29	3,030	2,488
[1]	Santa Clarita Community College District GO	0.000%	8/1/30	2,160	1,711
	Santa Clarita Community College District GO	3.000%	8/1/33	350	333
	Santa Clarita Community College District GO	3.000%	8/1/37	800	708
	Santa Clarita Community College District GO	3.000%	8/1/38	750	653
	Santa Clarita Community College District GO	3.000%	8/1/39	900	773
	Santa Clarita Community College District GO	3.000%	8/1/40	800	673
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/31	375	375
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/32	340	336
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/34	435	367
Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/35	445	367
Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/36	250	203
Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/38	400	317
Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/41	555	426
Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	4.000%	6/1/33	365	389
Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/36	800	738
Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/39	900	776
Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	700	596
Santa Monica CA Water Revenue	3.000%	8/1/38	1,535	1,346
Santa Monica CA Water Revenue	3.000%	8/1/39	2,565	2,225
Santa Monica CA Water Revenue	3.000%	8/1/40	2,575	2,191
Santa Monica CA Water Revenue	3.000%	8/1/41	1,775	1,492
Santa Monica Community College District GO	0.000%	8/1/24	4,510	4,323
Santa Monica Community College District GO	0.000%	8/1/26	11,025	9,922
Santa Monica Community College District GO	5.000%	8/1/31	600	666
Santa Monica Community College District GO	4.000%	8/1/33	500	527
Santa Monica Community College District GO	4.000%	8/1/34	655	685
Santa Monica Community College District GO, Prere.	4.000%	8/1/24	2,565	2,592
Santa Monica Community College District GO, Prere.	4.000%	8/1/24	3,510	3,547
Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	5.000%	7/1/33	1,925	2,204
Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/38	1,000	1,034
Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/41	665	671
Santa Monica-Malibu Unified School District COP	4.000%	5/1/28	100	105
Santa Monica-Malibu Unified School District COP	4.000%	5/1/29	150	157
Santa Monica-Malibu Unified School District COP	4.000%	5/1/30	220	230
Santa Monica-Malibu Unified School District COP	4.000%	5/1/32	350	366
Santa Monica-Malibu Unified School District COP	4.000%	5/1/34	500	517
Santa Monica-Malibu Unified School District COP	4.000%	5/1/36	345	350
Santa Monica-Malibu Unified School District COP	4.000%	5/1/37	620	624
Santa Monica-Malibu Unified School District COP	4.000%	5/1/38	520	522

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/39	750	752
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/41	400	399
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/37	465	473
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/42	1,600	1,335
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/25	815	849
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/26	920	978
[1,4]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/28	11,095	9,375
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/36	750	764
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/38	915	921
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/42	1,000	990
[1]	Santa Rosa High School District GO	5.000%	8/1/30	800	858
[1]	Santa Rosa High School District GO	5.000%	8/1/32	1,095	1,172
[1]	Santa Rosa High School District GO	5.000%	8/1/34	990	1,060
[2]	Santa Rosa High School District GO	4.000%	8/1/35	1,520	1,566
[1]	Santa Rosa High School District GO	5.000%	8/1/35	750	801
[2]	Santa Rosa High School District GO	4.000%	8/1/37	425	430
[2]	Santa Rosa High School District GO	4.000%	8/1/40	1,105	1,105
[2]	Santa Rosa High School District GO	4.000%	8/1/41	1,000	996
[2]	Santa Rosa High School District GO	4.000%	8/1/42	2,275	2,253
	Santa Rosa High School District GO	4.000%	8/1/42	3,315	3,292
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/24	180	181
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/26	690	708
[2]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/30	500	529
[2]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	600	626
[2]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/40	700	700
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/36	2,375	2,182
	Shasta-Tehama-Trinity Joint Community College District GO	4.000%	8/1/37	1,000	1,007
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	260	260
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	480	480
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	290	290
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	300	302
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	660	703
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	630	678
[1]	Simi Valley Unified School District GO	0.000%	8/1/26	3,030	2,713
	Simi Valley Unified School District GO	5.000%	8/1/26	2,025	2,151
[1]	Simi Valley Unified School District GO	0.000%	8/1/27	2,950	2,554
[1]	Simi Valley Unified School District GO	0.000%	8/1/28	4,785	4,005
	Simi Valley Unified School District GO	4.000%	8/1/32	200	208
	Simi Valley Unified School District GO	3.000%	8/1/35	525	486
	Simi Valley Unified School District GO	3.000%	8/1/36	750	677
	Simi Valley Unified School District GO	4.000%	8/1/36	1,240	1,258
	Simi Valley Unified School District GO	3.000%	8/1/37	500	443
	Simi Valley Unified School District GO	4.000%	8/1/37	1,320	1,332
	Simi Valley Unified School District GO	4.000%	8/1/38	350	353
	Simi Valley Unified School District GO	4.000%	8/1/39	365	367
	Solana Beach School District Special Tax Revenue	5.000%	9/1/29	2,115	2,120
	Solano Irrigation District COP	4.000%	8/1/41	3,935	3,802
	Sonoma County Junior College District GO	3.000%	8/1/39	2,055	1,773
	Sonoma County Junior College District GO	5.000%	8/1/41	10,000	10,464
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	310	344
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	485	537
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	905	1,001
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	1,300	1,436
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	2,165	2,344
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	2,540	2,736
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/31	10	11
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/32	15	17
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/33	30	34
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/34	45	50
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/37	75	84
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/38	90	101

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,003
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,254
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/26	2,055	2,176
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/27	1,400	1,513
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/28	950	1,048
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/29	2,050	2,305
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects at Orange)	5.000%	6/1/29	870	977
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects at Orange)	5.000%	6/1/33	500	562
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/33	355	378
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/37	550	568
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/40	700	704
	South San Francisco Unified School District GO	4.000%	9/1/33	6,340	6,480
	South San Francisco Unified School District GO	4.000%	9/1/41	1,685	1,700
	South San Francisco Unified School District GO	4.000%	9/1/42	1,855	1,856
[1]	South Tahoe Joint Powers Financing Authority Tax Allocation Revenue (South Tahoe Redevelopment Project)	4.000%	10/1/34	1,000	1,004
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/41	11,285	12,775
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/42	5,000	5,628
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/43	5,000	5,610
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/43	10,000	11,219
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/37	1,800	1,831
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,245	4,929
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/33	840	973
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/39	1,305	1,310
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	626
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/26	700	743
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/27	1,135	1,232
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/28	3,875	4,304
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/29	2,000	2,271
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/33	1,230	1,424
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	2,600	2,952
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/23	5,540	5,561
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/24	5,000	5,067
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	7,025	7,199
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/26	4,255	4,412
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	2,425	2,545
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/29	395	417
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	8,055	8,641
Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/26	750	782
Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/27	1,460	1,525
Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/29	1,500	1,570
Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/31	1,470	1,538
Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/32	2,410	2,520
Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/33	2,325	2,435

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/34	4,825	5,058
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/35	2,840	2,958
	Southwestern Community College District GO	5.000%	8/1/29	1,000	1,071
	Southwestern Community College District GO	4.000%	8/1/31	300	312
	Southwestern Community College District GO	4.000%	8/1/32	1,000	1,029
	Southwestern Community College District GO	4.000%	8/1/32	250	259
	Southwestern Community College District GO	4.000%	8/1/33	300	310
	Southwestern Community College District GO	4.000%	8/1/33	250	267
	Southwestern Community College District GO	4.000%	8/1/34	1,760	1,805
	Southwestern Community College District GO	4.000%	8/1/36	1,200	1,221
	Southwestern Community College District GO	4.000%	8/1/36	1,360	1,389
	Southwestern Community College District GO	4.000%	8/1/37	730	743
	Southwestern Community College District GO	4.000%	8/1/37	400	411
	Southwestern Community College District GO	3.000%	8/1/38	900	784
	Southwestern Community College District GO	4.000%	8/1/38	1,110	1,122
	Southwestern Community College District GO	4.000%	8/1/39	1,745	1,754
	Southwestern Community College District GO	3.000%	8/1/40	2,425	2,040
	Southwestern Community College District GO	4.000%	8/1/40	1,890	1,891
	Southwestern Community College District GO, ETM	0.000%	8/1/24	750	721
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	1,090	1,013
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,788
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,713
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,535	2,067
[7]	St. Helena Unified School District GO, 4.000% coupon rate effective 8/1/23	0.000%	8/1/27	4,550	4,632
	State Center Community College District GO	5.000%	8/1/27	675	735
	State Center Community College District GO	4.000%	8/1/34	1,000	1,037
	State Center Community College District GO	4.000%	8/1/36	1,045	1,069
	State Center Community College District GO	4.000%	8/1/37	1,025	1,043
	State Center Community College District GO	3.000%	8/1/40	5,000	4,302
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/23	725	729
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	900	919
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	1,000	1,040
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,061
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,200	2,381
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,815	2,005
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	1,560	1,726
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,765	1,952
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,635	1,806
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,290	1,424
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,590	1,750
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,550	1,697
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,730	1,738
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/23	1,015	1,019
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/24	1,000	1,020
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/26	1,375	1,401
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/27	1,250	1,273
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,055	1,072
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/23	660	661
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/24	1,090	1,096
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/25	1,100	1,115
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/26	1,170	1,195
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,965	2,078
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,589
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,890	3,061
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,070	2,192
[1]	Stockton Unified School District GO	5.000%	7/1/23	1,110	1,111
[1]	Stockton Unified School District GO	5.000%	7/1/24	1,570	1,572
[2]	Stockton Unified School District GO	5.000%	8/1/24	100	102
[1]	Stockton Unified School District GO	0.000%	8/1/27	740	645
[2]	Stockton Unified School District GO	5.000%	8/1/28	1,000	1,017
[2]	Stockton Unified School District GO	5.000%	8/1/29	600	609
[2]	Stockton Unified School District GO	5.000%	8/1/29	805	897
[1]	Stockton Unified School District GO	4.000%	8/1/30	1,960	1,984

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Stockton Unified School District GO	5.000%	8/1/30	1,555	1,578
[2]	Stockton Unified School District GO	5.000%	8/1/31	1,875	1,902
[2]	Stockton Unified School District GO	5.000%	8/1/32	2,060	2,088
[1]	Stockton Unified School District GO	0.000%	8/1/33	635	441
[2]	Stockton Unified School District GO	5.000%	8/1/33	2,250	2,280
[2]	Stockton Unified School District GO	3.250%	8/1/34	630	617
[1]	Stockton Unified School District GO	4.000%	8/1/34	2,550	2,735
[2]	Stockton Unified School District GO	5.000%	8/1/34	2,105	2,132
[1]	Stockton Unified School District GO	4.000%	8/1/35	1,000	1,067
[1]	Stockton Unified School District GO	4.000%	8/1/36	2,000	2,094
[1]	Stockton Unified School District GO	4.000%	8/1/37	2,250	2,321
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,145	1,169
[1]	Stockton Unified School District GO	4.000%	8/1/40	2,600	2,616
[1]	Stockton Unified School District GO	3.000%	8/1/41	1,000	831
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/23	1,110	1,115
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/25	1,000	1,024
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/26	1,275	1,308
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/27	1,360	1,397
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/28	1,280	1,316
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/29	2,255	2,321
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/30	1,000	1,030
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/37	1,925	1,978
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/38	3,015	3,044
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/39	2,000	2,011
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/40	1,325	1,329
[2]	Sutter Butte Flood Control Agency Special Assessment Revenue	5.000%	10/1/40	5,000	5,159
[1]	Sweetwater Union High School District GO	0.000%	8/1/23	1,575	1,565
	Sweetwater Union High School District GO	3.000%	8/1/23	815	814
	Sweetwater Union High School District GO	3.000%	8/1/24	425	419
	Sweetwater Union High School District GO	3.000%	8/1/25	455	444
	Sweetwater Union High School District GO	4.000%	8/1/27	250	255
[2]	Sweetwater Union High School District GO	5.000%	8/1/27	7,000	7,120
	Sweetwater Union High School District GO	5.000%	8/1/31	625	657
	Sweetwater Union High School District GO	5.000%	8/1/33	2,770	2,892
[1]	Sweetwater Union High School District GO	0.000%	8/1/35	2,230	1,336
	Sweetwater Union High School District GO	5.000%	8/1/35	5,000	5,198
[1]	Sweetwater Union High School District GO	0.000%	8/1/36	2,640	1,487
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Sweetwater Union High School District GO	0.000%	8/1/37	1,250	661
[1]	Sweetwater Union High School District GO	0.000%	8/1/38	720	357
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/25	330	341
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/23	1,395	1,405
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24	1,720	1,753
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25	1,795	1,855
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26	1,450	1,522
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/27	1,000	1,068
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	555	598
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	500	540
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/30	535	578
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/31	1,000	1,080
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/32	785	847
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/33	1,650	1,779
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/34	1,705	1,834
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/35	2,620	2,806
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/36	2,765	2,946
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/37	2,350	2,494
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,250	1,270
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,291
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,000	1,087
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	360	396
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,080	2,314
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,840	4,289
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,320	4,768

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,200	1,230
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/35	3,020	3,067
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,300	1,308
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,620	2,614
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,700	1,683
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,955	2,900
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/39	1,000	1,059
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,765	1,714
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,000	2,000
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,000	2,030
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,190	3,348
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,000	2,129
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,920	2,076
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,643
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,000	1,102
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,655	4,025
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,205	2,423
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,195	4,596
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,000	3,274
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,075
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/37	3,000	3,204
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/38	4,475	4,758
Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/23	145	144
Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/24	165	162
Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/25	185	184
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/26	210	210
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/27	235	235
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/28	265	265
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/29	295	296
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/30	325	324
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/35	2,155	2,096
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/40	3,215	2,956
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	400	401
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	400	407
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	960	992
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/25	600	616
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/26	600	623
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	615	645
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	1,245	1,300
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/28	720	765
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/29	665	715
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/30	500	540
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/31	600	647
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/32	500	538
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/33	500	536
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/34	600	640
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/35	1,745	1,848
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/37	1,000	1,043
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/38	1,000	1,040
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/38	600	615
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/39	1,000	1,037
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/40	1,165	1,204
	Transbay Joint Powers Authority Tax Allocation Revenue	2.400%	10/1/49	1,005	962
[1]	Tulare CA Sewer Revenue	4.000%	11/15/36	1,500	1,531
[1]	Tulare CA Sewer Revenue	4.000%	11/15/37	1,000	1,017
[1]	Tulare CA Sewer Revenue	4.000%	11/15/39	1,390	1,405
[1]	Tulare CA Sewer Revenue	4.000%	11/15/41	1,000	997
[2]	Tulare Local Health Care District GO	4.000%	8/1/23	720	720
[2]	Tulare Local Health Care District GO	4.000%	8/1/24	405	407
[2]	Tulare Local Health Care District GO	4.000%	8/1/25	455	460
[2]	Tulare Local Health Care District GO	4.000%	8/1/26	515	525
[2]	Tulare Local Health Care District GO	4.000%	8/1/27	580	599
[2]	Tulare Local Health Care District GO	4.000%	8/1/28	435	454
[2]	Tulare Local Health Care District GO	4.000%	8/1/29	735	774

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Tulare Local Health Care District GO	4.000%	8/1/30	1,320	1,397
[2]	Tulare Local Health Care District GO	4.000%	8/1/32	1,380	1,438
[2]	Tulare Local Health Care District GO	4.000%	8/1/33	2,050	2,125
[2]	Tulare Local Health Care District GO	4.000%	8/1/34	2,325	2,392
[2]	Tulare Local Health Care District GO	4.000%	8/1/39	4,945	4,964
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	2,270	2,428
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/37	5,615	5,963
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	1,950	2,052
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/23	750	752
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/24	1,000	1,016
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/25	2,820	2,898
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/26	2,300	2,370
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/27	3,915	4,042
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/29	3,640	3,774
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/30	3,500	3,618
[2]	Tustin Unified School District Special Tax Revenue	5.000%	9/1/33	2,470	2,570
[1]	Twin Rivers Unified School District GO	0.000%	8/1/32	2,320	1,615
[5]	Ukiah CA Unified School District GO	0.000%	8/1/25	3,175	2,937
[1]	Ukiah CA Unified School District GO	5.000%	8/1/38	1,330	1,425
	Ukiah Unified School District GO	0.000%	8/1/26	1,205	1,077
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/31	1,820	1,892
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/32	1,360	1,413
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/33	3,000	3,119
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/35	1,250	1,301
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/36	1,000	1,041
[5]	Union Elementary School District GO	0.000%	9/1/29	1,335	1,088
	Union Elementary School District GO	0.000%	9/1/29	110	90
[5]	Union Elementary School District GO	0.000%	9/1/29	8,280	6,749
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/32	800	856
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	1,030	1,099
	United Water Conservation District COP	5.000%	10/1/27	700	758
	United Water Conservation District COP	5.000%	10/1/28	740	818
	United Water Conservation District COP	5.000%	10/1/29	785	879
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Water Conservation District COP	5.000%	10/1/30	835	951
United Water Conservation District COP	5.000%	10/1/31	855	973
United Water Conservation District COP	5.000%	10/1/32	875	995
United Water Conservation District COP	4.000%	10/1/33	1,070	1,128
United Water Conservation District COP	4.000%	10/1/34	1,110	1,164
United Water Conservation District COP	4.000%	10/1/35	1,160	1,203
United Water Conservation District COP	4.000%	10/1/36	935	951
United Water Conservation District COP	4.000%	10/1/37	980	987
United Water Conservation District COP	4.000%	10/1/38	1,010	1,015
United Water Conservation District COP	4.000%	10/1/39	1,055	1,059
United Water Conservation District COP	4.000%	10/1/40	625	626
University of California College & University Revenue	5.000%	5/15/27	7,075	7,357
University of California College & University Revenue	5.000%	5/15/27	6,985	7,587
University of California College & University Revenue	5.000%	5/15/28	9,265	9,636
University of California College & University Revenue	5.000%	5/15/28	3,000	3,329
University of California College & University Revenue	5.000%	5/15/28	6,570	7,296
University of California College & University Revenue	5.000%	5/15/29	8,250	9,342
University of California College & University Revenue	5.000%	5/15/29	5,000	5,674
University of California College & University Revenue	5.000%	5/15/29	5,000	5,674
University of California College & University Revenue	4.000%	5/15/30	7,535	7,980
University of California College & University Revenue	5.000%	5/15/30	6,385	7,388
University of California College & University Revenue	5.000%	5/15/31	15,095	16,437
University of California College & University Revenue	5.000%	5/15/32	10,000	11,966
University of California College & University Revenue	5.250%	5/15/32	3,140	3,204
University of California College & University Revenue	5.000%	5/15/33	6,760	7,525
University of California College & University Revenue	5.000%	5/15/33	5,025	5,356
University of California College & University Revenue	5.000%	5/15/33	6,995	7,273
University of California College & University Revenue	5.000%	5/15/33	3,500	4,248
University of California College & University Revenue	4.000%	5/15/34	10,620	10,980
University of California College & University Revenue	5.000%	5/15/34	3,955	4,215
University of California College & University Revenue	5.000%	5/15/34	6,395	6,923
University of California College & University Revenue	5.000%	5/15/34	1,525	1,696
University of California College & University Revenue	4.000%	5/15/35	5,790	5,953
University of California College & University Revenue	5.000%	5/15/35	2,060	2,188
University of California College & University Revenue	5.000%	5/15/35	4,210	4,654

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue	5.000%	5/15/35	625	703
University of California College & University Revenue	5.000%	5/15/35	1,775	2,098
University of California College & University Revenue	5.000%	5/15/35	4,670	5,619
University of California College & University Revenue	5.000%	5/15/36	5,425	5,744
University of California College & University Revenue	5.000%	5/15/36	4,295	4,715
University of California College & University Revenue	5.000%	5/15/36	1,250	1,395
University of California College & University Revenue	5.000%	5/15/36	3,050	3,445
University of California College & University Revenue	5.000%	5/15/36	4,205	4,953
University of California College & University Revenue	5.000%	5/15/36	5,000	5,889
University of California College & University Revenue	5.000%	5/15/37	9,530	10,210
University of California College & University Revenue	5.000%	5/15/37	11,710	12,546
University of California College & University Revenue	5.000%	5/15/37	14,620	15,929
University of California College & University Revenue	5.000%	5/15/37	9,665	11,100
University of California College & University Revenue	5.000%	5/15/37	2,000	2,333
University of California College & University Revenue	5.000%	5/15/37	8,825	10,294
University of California College & University Revenue	5.000%	5/15/38	19,090	20,689
University of California College & University Revenue	5.000%	5/15/38	4,355	4,787
University of California College & University Revenue	5.000%	5/15/38	10,065	11,213
University of California College & University Revenue	5.000%	5/15/38	5,230	6,047
University of California College & University Revenue	5.000%	5/15/38	5,000	5,781
University of California College & University Revenue	5.000%	5/15/39	2,345	2,566
University of California College & University Revenue	5.000%	5/15/39	10,000	11,084
University of California College & University Revenue	5.000%	5/15/39	4,945	5,678
University of California College & University Revenue	4.000%	5/15/40	3,000	3,015
University of California College & University Revenue	5.000%	5/15/40	3,000	3,367
University of California College & University Revenue	5.000%	5/15/41	4,000	4,474
University of California College & University Revenue	5.000%	5/15/41	5,000	5,667
University of California College & University Revenue	5.000%	5/15/42	5,000	5,635
University of California College & University Revenue	5.000%	5/15/43	11,155	11,972
University of California College & University Revenue	5.000%	5/15/43	5,010	5,632
University of California College & University Revenue (Limited Project)	5.000%	5/15/24	690	703
University of California College & University Revenue (Limited Project)	4.000%	5/15/28	7,110	7,512
University of California College & University Revenue (Limited Project)	5.000%	5/15/28	7,110	7,389
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue (Limited Project)	4.000%	5/15/30	7,705	8,160
University of California College & University Revenue (Limited Project)	4.000%	5/15/31	5,270	5,576
University of California College & University Revenue (Limited Project)	5.000%	5/15/31	2,315	2,406
University of California College & University Revenue (Limited Project)	5.000%	5/15/33	12,095	13,096
University of California College & University Revenue (Limited Project)	5.000%	5/15/34	12,800	13,838
University of California College & University Revenue (Limited Project)	5.000%	5/15/35	11,290	12,173
University of California College & University Revenue (Limited Project)	5.000%	5/15/36	15,040	16,161
University of California College & University Revenue (Limited Project)	5.000%	5/15/37	5,240	5,699
University of California College & University Revenue (Limited Project)	5.000%	5/15/38	5,065	5,480
University of California College & University Revenue VRDO	2.920%	6/1/23	10,000	10,000
University of California CP	3.300%	8/8/23	3,700	3,699
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	6,010	6,111
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	10,000	10,203
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	9,635	9,936
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	5,015	5,331
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,440	8,974
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	12,105	12,867
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	1,000	1,174
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	14,000	14,876
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	1,250	1,462
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	5,800	6,145
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,000	2,313
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.500%	5/15/36	10,000	10,178
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,000	3,431
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	3,000	3,400

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	3,000	3,383
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	4,500	5,053
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	7,735	8,649
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	1,000	1,043
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	12,105	13,491
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	8,170	9,072
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	13,250	13,070
	Upland CA COP	5.000%	1/1/25	1,645	1,668
	Upland CA COP	5.000%	1/1/26	1,610	1,648
	Upland CA COP	5.000%	1/1/27	2,215	2,293
	Upland CA COP	5.000%	1/1/28	2,560	2,677
	Upland CA COP	5.000%	1/1/29	835	875
	Upland CA COP	5.000%	1/1/30	1,455	1,528
	Upland CA COP	5.000%	1/1/31	1,465	1,539
	Upland CA COP	5.000%	1/1/33	1,710	1,794
	Upland CA COP	5.000%	1/1/34	1,500	1,574
	Upland CA COP	4.000%	1/1/35	2,025	1,928
	Upland CA COP	4.000%	1/1/36	1,000	945
[1]	Upland Unified School District GO	0.000%	4/1/33	7,340	5,179
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/38	800	861
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/39	1,000	1,075
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	1,000	1,073
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	1,235	1,315
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/23	865	868
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/24	1,325	1,347
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/25	1,390	1,421
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/26	1,460	1,495
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/27	1,200	1,230
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/28	1,200	1,232
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vacaville Unified School District GO	4.000%	8/1/34	100	103
	Vacaville Unified School District GO	4.000%	8/1/36	300	305
	Vacaville Unified School District GO	4.000%	8/1/37	300	303
	Vacaville Unified School District GO	4.000%	8/1/39	500	501
	Vacaville Unified School District GO	4.000%	8/1/40	500	500
[1]	Val Verde Unified School District COP	5.000%	3/1/25	250	257
[1]	Val Verde Unified School District COP	5.000%	3/1/26	260	272
[1]	Val Verde Unified School District COP	5.000%	3/1/27	275	294
[1]	Val Verde Unified School District COP	5.000%	3/1/28	280	305
[1]	Val Verde Unified School District COP	5.000%	3/1/29	450	492
[1]	Val Verde Unified School District COP	5.000%	3/1/30	850	931
[1]	Val Verde Unified School District COP	5.000%	3/1/31	1,015	1,111
[2]	Val Verde Unified School District GO	3.000%	8/1/30	220	220
[2]	Val Verde Unified School District GO	4.000%	8/1/31	100	105
[2]	Val Verde Unified School District GO	4.000%	8/1/33	300	311
[2]	Val Verde Unified School District GO	4.000%	8/1/33	140	145
[2]	Val Verde Unified School District GO	4.000%	8/1/35	250	256
[2]	Val Verde Unified School District GO	4.000%	8/1/36	150	152
[2]	Val Verde Unified School District GO	4.000%	8/1/37	200	201
[2]	Val Verde Unified School District GO	4.000%	8/1/37	250	251
[2]	Val Verde Unified School District GO	4.000%	8/1/39	300	301
[1]	Val Verde Unified School District GO	4.000%	8/1/39	1,000	1,004
[2]	Val Verde Unified School District GO	4.000%	8/1/40	225	225
[2]	Val Verde Unified School District GO	4.000%	8/1/40	250	250
[2]	Vallejo CA Water Revenue	4.000%	5/1/28	250	260
[2]	Vallejo CA Water Revenue	4.000%	5/1/29	150	158
[2]	Vallejo CA Water Revenue	4.000%	5/1/30	150	159
[2]	Vallejo CA Water Revenue	4.000%	5/1/31	200	214
[2]	Vallejo CA Water Revenue	4.000%	5/1/32	175	186
[2]	Vallejo CA Water Revenue	4.000%	5/1/33	150	158
[2]	Vallejo CA Water Revenue	4.000%	5/1/34	250	261
[2]	Vallejo CA Water Revenue	4.000%	5/1/35	250	259
[2]	Vallejo CA Water Revenue	4.000%	5/1/36	240	246
[2]	Vallejo CA Water Revenue	4.000%	5/1/37	400	405
[2]	Vallejo CA Water Revenue	4.000%	5/1/38	500	503
[2]	Vallejo CA Water Revenue	4.000%	5/1/40	350	350
[2]	Vallejo CA Water Revenue	4.000%	5/1/41	500	498
[2]	Vallejo City Unified School District GO	3.000%	8/1/34	1,215	1,147
[2]	Vallejo City Unified School District GO	3.000%	8/1/35	1,315	1,213
[2]	Vallejo City Unified School District GO	3.000%	8/1/36	1,420	1,272
	Ventura Unified School District GO	4.000%	8/1/40	880	882
	Ventura Unified School District GO	4.000%	8/1/42	2,740	2,721
	Ventura Unified School District GO	4.000%	8/1/43	3,645	3,599
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/23	410	411
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/23	520	521
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/24	650	655
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	235	237
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/24	570	576
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	740	750
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/25	630	640
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	825	839

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	2,055	2,100
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/26	600	615
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	2,690	2,764
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	2,415	2,495
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	3,700	3,844
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	2,120	2,215
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	1,525	1,599
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	524
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/29	1,605	1,702
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,685	1,796
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/31	1,000	1,066
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	1,220	1,321
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,000	1,064
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,285	1,388
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/34	1,000	1,064
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/35	725	765
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/37	1,600	1,661
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/40	740	764
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/29	425	474
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/31	475	546
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/32	435	501
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/35	1,475	1,669
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/37	2,015	2,233
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/35	5,990	6,209
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	401
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	585	595
	Vista Unified School District GO	4.000%	8/1/35	1,210	1,245
	Vista Unified School District GO	3.000%	8/1/38	1,645	1,423
	Vista Unified School District GO	3.000%	8/1/39	1,300	1,112
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/33	2,755	3,136
[5]	Walnut Valley Unified School District GO	0.000%	8/1/28	1,880	1,584
[5]	Washington CA Unified School District/Yolo County GO	0.000%	8/1/27	3,440	2,964
	Washington Township Health Care District GO	5.000%	8/1/23	170	170
	Washington Township Health Care District GO	4.000%	8/1/24	625	628
	Washington Township Health Care District GO	5.000%	8/1/25	1,425	1,472
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington Township Health Care District GO	5.000%	8/1/26	1,395	1,462
Washington Township Health Care District GO	4.000%	8/1/27	1,055	1,078
Washington Township Health Care District GO	3.000%	8/1/35	2,025	1,811
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	400
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	570	570
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	875	876
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	385	385
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	750	758
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	610	616
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	670	677
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	650	646
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	786
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	786
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	450	459
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	900	916
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	785	804
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,270	1,301
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	765	784
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	430	444
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	930	961
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	755	780
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	417
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	750	782
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,005	1,036
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,165	1,201

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	755	794
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	425
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,589
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	765	801
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,310	1,407
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/31	815	746
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.750%	7/1/31	100	95
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	375	400
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,665	1,459
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	1,000	981
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,340	2,399
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	500	521
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	1,870	1,602
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,975	3,049
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/34	2,425	2,093
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,995	2,879
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	650	630
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/35	100	85
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	625	609
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,430	1,130
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,060	1,901
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	507
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	750	575
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,250	935
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.250%	7/1/38	25	20
[1]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	302
[1]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	302
[1]	West Contra Costa Unified School District GO	4.000%	8/1/25	265	269
[1]	West Contra Costa Unified School District GO	4.000%	8/1/25	250	254
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	415	427
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	400	411
	West Contra Costa Unified School District GO	6.000%	8/1/26	5,000	5,431
[11]	West Contra Costa Unified School District GO	0.000%	8/1/27	850	736
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	350	364
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	445	463
[5]	West Contra Costa Unified School District GO	0.000%	8/1/28	6,400	5,341
[11]	West Contra Costa Unified School District GO	0.000%	8/1/28	900	753
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	440	464
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	500	527
[1]	West Contra Costa Unified School District GO	0.000%	8/1/29	2,000	1,614
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	620	659
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	605	643
[5]	West Contra Costa Unified School District GO	0.000%	8/1/30	6,235	4,824
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	630	671
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	670	714
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	1,000	1,053
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	850	895
[2,5]	West Contra Costa Unified School District GO	0.000%	8/1/32	1,850	1,322
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,350	1,304
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,695	1,638
	West Contra Costa Unified School District GO	5.000%	8/1/32	1,825	1,908
[11]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,650	1,832
[5]	West Contra Costa Unified School District GO	0.000%	8/1/33	1,000	681
[1,13]	West Contra Costa Unified School District GO	0.000%	8/1/33	8,010	5,482
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,000	952
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,265	1,204
	West Contra Costa Unified School District GO	5.000%	8/1/33	915	956
	West Contra Costa Unified School District GO	5.000%	8/1/33	1,020	1,066
[5]	West Contra Costa Unified School District GO	0.000%	8/1/34	2,245	1,471

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,800	1,684
	West Contra Costa Unified School District GO	5.000%	8/1/34	2,010	2,100
	West Contra Costa Unified School District GO	5.000%	8/1/34	1,070	1,118
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,400	1,459
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,000	1,042
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,910	1,709
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	750	658
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	660	571
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	700	605
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	665	568
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	700	597
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	589
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	589
[3]	West Contra Costa Unified School District GO TOB VRDO	3.530%	6/7/23	4,040	4,040
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	3,425	3,493
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	5,690	5,802
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	3,265	3,329
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/33	390	415
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/35	760	793
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/37	660	675
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/38	1,095	1,101
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/40	1,495	1,497
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,550	1,548
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/37	475	428
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/38	930	817
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/39	2,020	1,756
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/40	1,060	904
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/42	3,640	3,017
	West Sonoma County Union High School District GO	5.000%	8/1/37	500	539
	West Sonoma County Union High School District GO	5.000%	8/1/40	1,020	1,089
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,320	2,639
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,750	3,088
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	6,000	6,702
[1]	Western Placer Unified School District COP	3.000%	8/1/23	600	599
[2]	Western Placer Unified School District GO	4.000%	8/1/31	885	920
[2]	Western Placer Unified School District GO	4.000%	8/1/31	755	784
[2]	Western Placer Unified School District GO	4.000%	8/1/32	920	955
[2]	Western Placer Unified School District GO	4.000%	8/1/34	990	1,020
[2]	Western Placer Unified School District GO	4.000%	8/1/34	545	562
[2]	Western Placer Unified School District GO	4.000%	8/1/35	1,025	1,049
[2]	Western Placer Unified School District GO	4.000%	8/1/35	630	645
[2]	Western Placer Unified School District GO	4.000%	8/1/36	1,070	1,085
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/33	800	949
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/35	1,100	1,294
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/38	1,125	1,283
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/39	1,195	1,358
	Western Placer Waste Management Authority Resource Recovery Revenue	4.000%	6/1/42	5,250	5,212
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/23	125	125
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/24	385	387
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/25	300	304
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/26	450	461
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/27	450	466
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/28	235	245
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/29	400	422
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/30	410	437
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/31	225	239

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/32	300	318
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/33	415	434
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/34	500	518
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/35	300	308
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/36	550	558
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/37	500	504
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/38	530	532
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/40	1,160	1,161
	Whittier Union High School District GO	4.000%	8/1/41	1,000	1,004
[1]	William S Hart Union High School District GO	0.000%	9/1/29	10	8
	William S Hart Union High School District GO	0.000%	8/1/33	3,070	2,126
[1]	Wiseburn School District GO	0.000%	8/1/34	2,000	1,315
	Yuba Community College District GO	3.000%	8/1/28	1,000	994
	Yuba Community College District GO	3.000%	8/1/29	2,000	1,991
					14,720,426
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	2,115	2,116
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	5,035	5,078
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	4,450	4,482
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,450	1,477
	Guam Government Waterworks Authority Water Revenue, Prere.	5.250%	7/1/23	4,000	4,005
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	395
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	1,675	1,583
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,500	1,315
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,810	1,835
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,470	1,494
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,495	1,606
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,960	2,119
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	1,600	1,736
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	1,750	1,781
					31,022
Puerto Rico (1.2%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	3,249	3,253
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	9,273	8,838
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	23,973	24,479
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	17,819	18,626
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	25,022	26,504
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	25,028	26,951
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	4,067	2,384
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	6,190	5,681
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,385	1,403
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	2,315	2,360
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	1,810	1,840
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	495	503
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	7,050	7,155
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,520	1,530
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,580	2,598
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,000	990
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	1,775	1,129
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	2,135	2,040
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	9,554	8,032
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	4,162	3,185
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	8,681	6,011
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	31,749	29,413
					184,905
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/25	180	182
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/26	455	458

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/27	680	686
				1,326
Total Tax-Exempt Municipal Bonds (Cost $15,544,200)				14,937,679
Total Investments (99.6%) (Cost $15,544,200)				14,937,679
Other Assets and Liabilities—Net (0.4%)				62,462
Net Assets (100%)				15,000,141
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, the aggregate value was $726,465,000, representing 4.8% of net assets.
4	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Step bond.
8	Scheduled principal and interest payments are guaranteed by bank letter of credit.
9	Securities with a value of $2,592,000 have been segregated as initial margin for open futures contracts.
10	Non-income-producing security—security in default.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
14	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2023.
3M—3-month.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	1,272	261,813	(540)
See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $15,544,200)	14,937,679
Investment in Vanguard	529
Receivables for Investment Securities Sold	6,280
Receivables for Accrued Income	152,734
Receivables for Capital Shares Issued	10,600
Variation Margin Receivable—Futures Contracts	407
Other Assets	174
Total Assets	15,108,403
Liabilities
Due to Custodian	43
Payables for Investment Securities Purchased	85,420
Payables for Capital Shares Redeemed	14,096
Payables for Distributions	8,066
Payables to Vanguard	637
Total Liabilities	108,262
Net Assets	15,000,141
At May 31, 2023, net assets consisted of:

Paid-in Capital	15,704,274
Total Distributable Earnings (Loss)	(704,133)
Net Assets	15,000,141

Investor Shares—Net Assets
Applicable to 115,748,734 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,292,035
Net Asset Value Per Share—Investor Shares	$11.16

Admiral Shares—Net Assets
Applicable to 1,228,059,575 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,708,106
Net Asset Value Per Share—Admiral Shares	$11.16
See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2023
($000)
Investment Income
Income
Interest	195,005
Total Income	195,005
Expenses
The Vanguard Group—Note B
Investment Advisory Services	383
Management and Administrative— Investor Shares	1,021
Management and Administrative— Admiral Shares	5,220
Marketing and Distribution— Investor Shares	56
Marketing and Distribution— Admiral Shares	432
Custodian Fees	51
Shareholders’ Reports—Investor Shares	11
Shareholders’ Reports—Admiral Shares	32
Trustees’ Fees and Expenses	3
Other Expenses	64
Total Expenses	7,273
Expenses Paid Indirectly	(49)
Net Expenses	7,224
Net Investment Income	187,781
Realized Net Gain (Loss)
Investment Securities Sold	(17,551)
Futures Contracts	2,647
Realized Net Gain (Loss)	(14,904)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	57,520
Futures Contracts	(524)
Change in Unrealized Appreciation (Depreciation)	56,996
Net Increase (Decrease) in Net Assets Resulting from Operations	229,873
Statement of Changes in Net Assets

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	187,781	374,062
Realized Net Gain (Loss)	(14,904)	(80,258)
Change in Unrealized Appreciation (Depreciation)	56,996	(1,595,511)
Net Increase (Decrease) in Net Assets Resulting from Operations	229,873	(1,301,707)
Distributions
Investor Shares	(16,184)	(34,713)
Admiral Shares	(170,903)	(347,169)
Total Distributions	(187,087)	(381,882)
Capital Share Transactions
Investor Shares	(73,937)	(315,651)
Admiral Shares	240,842	(2,491,162)
Net Increase (Decrease) from Capital Share Transactions	166,905	(2,806,813)
Total Increase (Decrease)	209,691	(4,490,402)
Net Assets
Beginning of Period	14,790,450	19,280,852
End of Period	15,000,141	14,790,450

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.12	$12.22	$12.35	$12.08	$11.51	$11.70
Investment Operations
Net Investment Income[1]	.138	.251	.246	.274	.298	.305
Net Realized and Unrealized Gain (Loss) on Investments	.039	(1.095)	(.108)	.268	.570	(.189)
Total from Investment Operations	.177	(.844)	.138	.542	.868	.116
Distributions
Dividends from Net Investment Income	(.137)	(.250)	(.246)	(.272)	(.298)	(.306)
Distributions from Realized Capital Gains	—	(.006)	(.022)	—	—	—
Total Distributions	(.137)	(.256)	(.268)	(.272)	(.298)	(.306)
Net Asset Value, End of Period	$11.16	$11.12	$12.22	$12.35	$12.08	$11.51
Total Return[2]	1.59%	-6.92%	1.13%	4.54%	7.61%	1.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,292	$1,361	$1,837	$1,786	$1,791	$1,514
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.45%	2.20%	2.00%	2.25%	2.50%	2.63%
Portfolio Turnover Rate	21%	32%	19%	20%	9%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.12	$12.22	$12.35	$12.08	$11.51	$11.70
Investment Operations
Net Investment Income[1]	.142	.260	.255	.283	.307	.314
Net Realized and Unrealized Gain (Loss) on Investments	.040	(1.094)	(.107)	.269	.571	(.189)
Total from Investment Operations	.182	(.834)	.148	.552	.878	.125
Distributions
Dividends from Net Investment Income	(.142)	(.260)	(.256)	(.282)	(.308)	(.315)
Distributions from Realized Capital Gains	—	(.006)	(.022)	—	—	—
Total Distributions	(.142)	(.266)	(.278)	(.282)	(.308)	(.315)
Net Asset Value, End of Period	$11.16	$11.12	$12.22	$12.35	$12.08	$11.51
Total Return[2]	1.63%	-6.85%	1.21%	4.62%	7.69%	1.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,708	$13,429	$17,444	$16,169	$14,620	$11,894
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.53%	2.28%	2.08%	2.32%	2.58%	2.71%
Portfolio Turnover Rate	21%	32%	19%	20%	9%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2023, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the

California Intermediate-Term Tax-Exempt Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2023, the fund had contributed to Vanguard capital in the amount of $529,000, representing less than 0.01% of the fund’s net assets and 0.21% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $49,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

California Intermediate-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	14,937,679	—	14,937,679
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	540	—	—	540
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of May 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,546,562
Gross Unrealized Appreciation	61,349
Gross Unrealized Depreciation	(670,772)
Net Unrealized Appreciation (Depreciation)	(609,423)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2022, the fund had available capital losses totaling $80,623,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2023, the fund purchased $3,372,373,000 of investment securities and sold $3,157,021,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2023, such purchases were $476,489,000 and sales were $334,835,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2023		Year Ended November 30, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	169,112	15,030	337,434	29,608
Issued in Lieu of Cash Distributions	14,470	1,288	31,158	2,744
Redeemed	(257,519)	(22,947)	(684,243)	(60,290)
Net Increase (Decrease)—Investor Shares	(73,937)	(6,629)	(315,651)	(27,938)
Admiral Shares
Issued	2,198,857	195,320	6,163,629	548,138
Issued in Lieu of Cash Distributions	124,659	11,095	253,874	22,362
Redeemed	(2,082,674)	(185,488)	(8,908,665)	(791,128)
Net Increase (Decrease)—Admiral Shares	240,842	20,927	(2,491,162)	(220,628)

California Intermediate-Term Tax-Exempt Fund
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2023, one shareholder was a record or beneficial owner of 30% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to May 31, 2023, that would require recognition or disclosure in these financial statements.

California Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of May 31, 2023
Under 1 Year	6.4%
1 - 3 Years	3.5
3 - 5 Years	3.7
5 - 10 Years	11.7
10 - 20 Years	38.4
20 - 30 Years	32.0
Over 30 Years	4.3
The table reflects the fund’s investments, except for short-term investments and derivatives.

California Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.5%)
California (98.0%)
[1]	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32	1,000	1,085
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	3,300	3,545
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue TOB VRDO	3.560%	6/1/23	2,732	2,732
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	5,000	2,520
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	5,000	2,513
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	1,000	501
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/50	1,000	500
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	25,375	19,512
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	1,060	1,087
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,210	1,237
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	6,845	6,971
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	1,525	1,556
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/27	300	324
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/28	300	331
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/32	300	356
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/34	1,000	1,186
	Alameda County Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	850	728
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/34	1,000	1,036
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/35	1,000	1,033
	Alameda Oakland Unified School District GO	5.000%	8/1/37	2,520	2,679
[1]	Alameda Oakland Unified School District GO	3.000%	8/1/40	7,000	5,865
[5]	Alameda Oakland Unified School District GO	4.000%	8/1/40	1,205	1,211
[5]	Alameda Oakland Unified School District GO	4.000%	8/1/41	1,325	1,326
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,725	1,788
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	1,400	1,448
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	1,500	1,549
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/50	1,000	1,024
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	2,260	2,461
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/33	1,850	2,029
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	1,500	1,588
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	4,500	4,740
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	1,245	1,265
	Antelope Valley Community College District GO	3.000%	8/1/50	3,000	2,269
[2,6]	Antioch CA Unified School District GO TOB VRDO	3.470%	6/1/23	10,230	10,230
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	20,000	13,406
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	3,500	3,440
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	18,260	17,699
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/34	2,925	3,516
	Berkeley CA GO	2.000%	9/1/41	140	98
	Berkeley Unified School District GO	2.000%	8/1/39	400	290
[7]	Beverly Hills Unified School District CA GO	3.000%	8/1/38	6,560	5,922
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	2,660	2,354
	Beverly Hills Unified School District CA GO	3.000%	8/1/41	2,000	1,751
	Brentwood Union School District GO	5.250%	8/1/52	3,000	3,323
[4]	Cabrillo Community College District GO	0.000%	5/1/26	3,080	2,732
	California Community Choice Financing Authority Electric Power & Light Revenue (Green Bond Clean Energy Projects) PUT	4.000%	8/1/28	23,655	23,590

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Green Bond Clean Energy Projects) PUT	5.000%	8/1/29	4,045	4,251
	California Community Choice Financing Authority Electric Power & Light Revenue (Green Bond Clean Energy Projects) PUT	5.000%	8/1/29	12,505	13,113
[2,6]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	4.100%	6/1/23	6,665	6,665
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	24,050	24,054
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue PUT	4.000%	8/1/31	26,155	25,927
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	3,045	2,493
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	4,750	3,910
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	500	548
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,710	1,716
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	917
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,031
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	400	402
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,344
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	25	26
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/33	250	260
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	800	856
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/38	2,250	2,290
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	6,490	7,649
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	6,645	8,006
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	300	309
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/42	225	234
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	9,315	10,928
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/44	3,000	3,015
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	4,000	4,678
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	14,630	17,122
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/46	300	310
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/48	1,290	1,291
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	13,865	16,238
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	250	161
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	6,835	7,986
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/53	8,000	8,245
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/55	4,500	5,089
[2]	California Educational Facilities Authority College & University Revenue TOB VRDO	3.450%	6/1/23	14,880	14,880
[2]	California Educational Facilities Authority College & University Revenue TOB VRDO	3.460%	6/1/23	3,625	3,625
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/45	1,190	1,205
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/55	2,110	2,112
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/57	400	398
	California GO	5.000%	4/1/26	2,555	2,698
	California GO	5.000%	8/1/26	4,750	5,040
	California GO	4.000%	9/1/26	4,060	4,176
	California GO	5.000%	9/1/26	3,500	3,720
	California GO	5.000%	9/1/26	10,220	10,862
	California GO	5.000%	10/1/26	1,270	1,352
	California GO	4.000%	9/1/27	1,255	1,305
	California GO	4.000%	10/1/27	1,000	1,041
	California GO	5.000%	10/1/27	1,625	1,768
	California GO	5.000%	10/1/27	9,700	10,552
	California GO	5.000%	10/1/27	1,000	1,088
	California GO	5.000%	11/1/27	4,025	4,387
	California GO	5.000%	11/1/27	2,090	2,278
	California GO	5.000%	4/1/28	1,375	1,513
	California GO	5.000%	11/1/28	15,000	16,716
	California GO	5.000%	4/1/29	1,665	1,869
	California GO	4.000%	9/1/29	1,000	1,062
	California GO	5.000%	10/1/29	2,000	2,118
	California GO	5.000%	10/1/29	3,860	4,374
	California GO	5.000%	11/1/29	1,990	2,259
	California GO	5.000%	3/1/30	2,000	2,067
	California GO	5.000%	4/1/30	3,340	3,815
	California GO	5.000%	8/1/30	4,750	5,054
	California GO	5.000%	8/1/30	10,000	10,415
	California GO	5.000%	8/1/30	2,415	2,621

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	8/1/30	5,040	5,587
	California GO	5.000%	10/1/30	4,200	4,670
	California GO	5.000%	11/1/30	820	825
	California GO	5.000%	11/1/30	9,965	11,495
	California GO	5.000%	8/1/31	14,040	15,223
	California GO	4.000%	9/1/31	5,000	5,134
	California GO	5.000%	9/1/31	8,675	9,238
	California GO	5.000%	11/1/31	5,050	5,499
	California GO	5.000%	11/1/31	2,255	2,510
	California GO	5.000%	12/1/31	2,000	2,014
	California GO	5.000%	12/1/31	2,085	2,446
	California GO	5.000%	12/1/31	1,000	1,060
	California GO	5.000%	3/1/32	2,300	2,620
	California GO	5.000%	8/1/32	2,000	2,166
[1]	California GO	5.250%	8/1/32	7,550	9,019
	California GO	4.000%	9/1/32	1,045	1,072
	California GO	5.000%	9/1/32	2,305	2,452
	California GO	5.000%	9/1/32	2,810	2,989
	California GO	5.000%	10/1/32	7,510	8,473
	California GO	5.000%	10/1/32	5,475	6,343
	California GO	5.000%	11/1/32	2,800	3,046
	California GO	5.000%	11/1/32	2,940	3,383
	California GO	5.000%	12/1/32	500	530
	California GO	5.000%	4/1/33	10,500	11,739
	California GO	5.000%	4/1/33	1,145	1,344
	California GO	5.000%	8/1/33	10,640	11,303
	California GO	3.000%	10/1/33	1,000	957
	California GO	5.000%	8/1/34	840	873
	California GO	5.000%	8/1/34	1,000	1,059
	California GO	5.000%	9/1/34	250	265
	California GO	5.000%	9/1/34	2,940	3,060
	California GO	5.000%	9/1/34	3,505	3,716
	California GO	4.000%	10/1/34	3,845	4,037
	California GO	3.000%	11/1/34	1,000	942
	California GO	4.000%	11/1/34	4,620	4,882
	California GO	5.000%	12/1/34	1,345	1,419
	California GO	5.000%	12/1/34	16,855	19,282
	California GO	5.000%	3/1/35	8,690	9,843
	California GO	5.000%	4/1/35	3,300	3,854
	California GO	5.000%	4/1/35	8,425	9,290
	California GO	5.000%	8/1/35	2,750	2,901
	California GO	5.000%	9/1/35	3,265	3,448
	California GO	5.000%	9/1/35	2,005	2,348
	California GO	5.000%	9/1/35	1,025	1,200
	California GO	5.000%	10/1/35	6,180	6,482
	California GO	5.000%	11/1/35	3,750	4,055
	California GO	5.000%	12/1/35	570	650
	California GO	4.000%	3/1/36	15,985	16,618
	California GO	4.000%	8/1/36	400	407
	California GO	5.000%	8/1/36	9,350	9,843
	California GO	3.000%	9/1/36	935	853
	California GO	5.000%	9/1/36	1,115	1,291
	California GO	5.000%	9/1/36	2,180	2,523
	California GO	5.000%	9/1/36	500	527
	California GO	5.000%	10/1/36	2,000	2,330
	California GO	5.000%	11/1/36	10,000	10,938
	California GO	5.000%	12/1/36	8,130	9,178
	California GO	5.000%	4/1/37	4,260	4,314
	California GO	5.000%	4/1/37	3,890	4,446
	California GO	5.000%	8/1/37	7,500	7,869
	California GO	5.000%	8/1/37	6,000	6,515
	California GO	5.000%	9/1/37	2,000	2,101
	California GO	4.000%	10/1/37	1,000	1,031
	California GO	5.000%	10/1/37	8,300	9,400
	California GO	5.000%	11/1/37	15,340	16,701
	California GO	4.000%	11/1/38	1,100	1,129
	California GO	5.000%	10/1/39	1,750	2,000
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	11/1/39	10,000	10,843
	California GO	4.000%	3/1/40	2,400	2,431
	California GO	5.000%	9/1/41	16,585	18,493
	California GO	4.000%	10/1/41	10,205	10,307
	California GO	5.000%	10/1/41	3,000	3,330
	California GO	3.000%	11/1/41	4,125	3,447
	California GO	2.250%	12/1/41	480	345
	California GO	4.000%	4/1/42	1,500	1,509
	California GO	5.000%	4/1/42	2,800	2,979
	California GO	5.000%	4/1/42	5,000	5,586
	California GO	4.000%	9/1/42	1,700	1,711
	California GO	5.000%	9/1/42	4,185	4,695
	California GO	5.000%	10/1/42	9,000	9,731
	California GO	5.000%	10/1/42	3,500	3,949
	California GO	4.750%	12/1/42	1,000	1,064
	California GO	5.000%	11/1/43	4,970	4,997
	California GO	5.000%	12/1/43	4,550	4,580
	California GO	5.000%	4/1/45	2,835	3,051
	California GO	5.000%	10/1/45	2,000	2,241
	California GO	2.375%	10/1/46	2,000	1,365
	California GO	4.850%	12/1/46	2,000	2,125
	California GO	5.000%	4/1/47	2,000	2,206
	California GO	5.250%	9/1/47	8,425	9,546
	California GO	5.000%	10/1/48	22,050	23,622
	California GO	4.000%	4/1/49	6,985	6,890
	California GO	2.500%	12/1/49	100	68
	California GO	2.500%	3/1/50	500	336
	California GO	4.000%	3/1/50	5,000	4,922
	California GO	4.000%	10/1/50	1,500	1,476
	California GO	5.250%	10/1/50	5,000	5,671
	California GO	4.250%	9/1/52	2,515	2,538
	California GO	5.000%	9/1/52	2,380	2,617
	California GO	5.500%	12/1/52	4,980	5,567
[2]	California GO TOB VRDO	3.440%	6/1/23	2,220	2,220
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	26,910	26,935
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,033
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,000	3,150
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,435	1,549
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,305
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,100	1,137
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	750	815
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,295	1,394
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	645	673
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,000	3,252
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,100	5,386
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,000	1,000

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,000	989
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	3,000	2,651
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,000	981
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,635
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	6,310	5,471
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	4,500	4,397
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,990	3,403
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,810	1,912
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	4,475	4,727
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	2,500	2,582
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	8/15/39	1,000	895
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	8,135	6,860
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	8,700	8,845
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,784
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	10,000	11,017
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,485	1,161
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	11,405	11,194
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,500	1,540
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	6,545	6,402
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	6,210	5,856
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	11,000	11,261
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	4,750	4,854
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	5,000	3,559
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	22,580	25,033
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	26,810	25,977
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	9,155	8,460
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/50	1,400	1,416
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/51	1,000	744
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	12,840	13,933
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/55	2,300	2,319
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue (Standford Health Care Project)	4.000%	8/15/50	10,500	10,167
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	4,375	4,378
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	4,000	4,102
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	2,250	2,372
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	3,500	3,686
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	3,000	3,349
[2,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.610%	6/1/23	12,008	12,008
[2,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.610%	6/1/23	12,212	12,212
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	14,141	13,652
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	2,717	2,695
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	18,308	17,688
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	14,606	13,561
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	7,836	7,001
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	3,500	3,458
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	1,672	1,419
[2]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	9/1/23	4,715	4,713
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/45	1,315	1,190

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/46	1,700	1,527
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/50	1,730	1,519
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/51	1,750	1,529
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/55	1,860	1,590
[2]	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	1/1/56	4,530	3,433
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/56	3,350	2,852
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/47	3,325	3,527
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/52	5,000	5,283
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/36	100	101
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/47	16,280	17,952
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	5,000	4,954
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	3,240	3,001
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	1,810	1,892
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/28	1,220	1,297
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/29	1,290	1,374
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	9,525	6,925
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	17,400	15,024
[2,6]	California Infrastructure & Economic Development Bank Recreational Revenue TOB VRDO	3.460%	6/1/23	9,495	9,495
[2]	California Municipal Finance Authority Charter School Aid Revenue	4.000%	7/1/26	1,000	968
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	225	235
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	625	647
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,125	1,163
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	750	778
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	250	257
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,800	1,835
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/42	1,625	1,578
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	3,000	3,087
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/44	1,500	1,442
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/53	2,500	2,660
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,800	1,872
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	390	443
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	2,465	2,574
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	775	808
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,450	1,511
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	1,848
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,074
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,800	1,846
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	1,000	946
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,500	2,543
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	3,720	2,606
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	14,560	12,621
[2]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,250	2,131
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Projects)	5.000%	5/15/42	5,000	5,437
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/40	6,500	6,504
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/37	1,405	1,498
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.250%	11/1/52	5,000	5,314
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	40	41
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	8,146	6,721
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	1,000	968
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	1,480	1,516

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	12,340	9,296
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/52	3,725	3,824
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	2,815	2,068
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/42	1,000	914
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,040	1,812
[2,5]	California Municipal Finance Authority Student Local or Guaranteed Housing Revenue TOB VRDO	3.520%	6/1/23	1,825	1,825
[2]	California Municipal Finance Authority Transit Revenue TOB VRDO	3.490%	6/1/23	4,000	4,000
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/33	200	206
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,500	1,522
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	4,510	4,893
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	5,585	5,773
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	8,870	2,273
[2]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	250	253
[2]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	1,000	1,011
[2]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	275	279
[2]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/48	675	557
[2]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	150	151
[2]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/50	2,120	1,947
[2]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/50	1,200	1,142
[2]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	1,550	1,171
[2]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	5,000	3,739
[2]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/51	800	634
[2]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/52	3,175	2,804
[2]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/59	8,330	7,766
[2]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	1,300	933
[2]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	5,000	3,549
[2]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/61	5,550	4,192
[2]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/48	3,025	2,948
[2]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/51	1,500	1,046
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/61	3,675	2,419
[2]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/55	5,375	4,462
[2]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	50	52
[2]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	25	26
[2]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	120	125
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/34	475	493
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/35	975	1,005
[2]	California School Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/36	1,480	1,292
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	10,210	10,560
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	1,000	1,080
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	2,500	2,700
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	4,000	4,625
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	5,000	5,740
	California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	4,000	4,047
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	4,000	4,553
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/36	1,000	1,154
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/40	8,095	8,107
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	5,000	4,990
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/45	5,975	5,843
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	1,000	1,066
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	6,000	6,187
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/37	655	666
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/37	1,115	1,135
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	720	724
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/40	1,000	1,001
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/41	4,120	4,112
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/45	4,145	3,048
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/46	4,000	3,894

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	575	665
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	1,115	1,269
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	1,330	1,352
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	1,000	1,012
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/39	6,720	6,762
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	5,750	6,385
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/46	2,000	1,946
California State University College & University Revenue	5.000%	11/1/32	6,610	7,034
California State University College & University Revenue	5.000%	11/1/33	5,000	5,225
California State University College & University Revenue	5.000%	11/1/35	1,110	1,226
California State University College & University Revenue	4.000%	11/1/36	300	309
California State University College & University Revenue	3.000%	11/1/37	2,215	1,993
California State University College & University Revenue	5.000%	11/1/37	5,025	5,567
California State University College & University Revenue	3.000%	11/1/38	2,280	2,009
California State University College & University Revenue	5.000%	11/1/38	4,015	4,424
California State University College & University Revenue	5.000%	11/1/38	660	703
California State University College & University Revenue	5.000%	11/1/41	14,645	15,298
California State University College & University Revenue	5.000%	11/1/43	3,000	3,112
California State University College & University Revenue	5.000%	11/1/47	6,430	6,761
California State University College & University Revenue	5.000%	11/1/48	6,945	7,419
California State University College & University Revenue	5.000%	11/1/50	6,000	6,393
California State University College & University Revenue PUT	1.600%	11/1/26	3,500	3,253
California State University Local or Guaranteed Housing Revenue	4.000%	11/1/51	7,085	6,812
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,000	1,049
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	4,745	4,913
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	190	199
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,350	1,419
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	1,270	1,248
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	880	920
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	2,000	2,060
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,480	1,530
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	3,500	3,704
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	2,335	2,305
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,020	1,048
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,045	962
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,420	1,453
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/42	1,445	1,314
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	7,085	6,578
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/45	1,150	1,041
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	6,750	6,500
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.375%	1/1/48	200	186
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,300	5,373
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/48	3,020	3,057
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	18,820	12,978
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/52	4,500	4,770
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/57	3,500	3,729
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	807
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	1,820
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/43	2,640	2,789
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/48	7,000	7,328
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	4,925	4,938
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	3,005	3,112

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	3,185	3,555
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,074
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,500	3,626
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,500	2,584
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	4,055	4,153
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	4,220	4,126
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	4,385	4,260
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/46	2,000	1,887
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	9,000	6,552
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	4,000	2,836
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	4.200%	6/1/23	24,900	24,900
	California Statewide Communities Development Authority Special Assessment Revenue	5.375%	9/2/52	2,000	1,951
	Campbell CA GO	5.000%	9/1/47	1,000	1,086
	Campbell Union School District GO	4.000%	8/1/48	4,630	4,536
	Carlsbad Unified School District GO	4.000%	5/1/32	575	597
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,500	1,528
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/30	300	314
	Centinela Valley Union High School District GO, Prere.	6.000%	8/1/23	3,000	3,013
	Central School District GO	5.000%	8/1/47	3,350	3,492
	Central Unified School District GO	4.000%	8/1/50	1,250	1,207
	Central Unified School District GO	5.250%	8/1/52	5,000	5,550
[5]	Ceres Unified School District GO	5.000%	8/1/51	5,000	5,217
	Cerritos Community College District GO	0.000%	8/1/34	4,000	2,691
	Cerritos Community College District GO	0.000%	8/1/35	1,730	1,111
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,435	1,392
	Chaffey Community College District GO	3.000%	6/1/39	1,000	866
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,722
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/46	1,000	864
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/51	1,250	1,048
	Chino Valley Unified School District GO	4.000%	8/1/55	9,300	8,916
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chino Valley Unified School District GO	5.000%	8/1/55	22,745	24,311
[1]	Chula Vista Elementary School COP	2.000%	9/1/46	5,710	3,552
[1]	Chula Vista Elementary School COP	2.000%	9/1/51	3,400	1,969
	Chula Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,164
	Cloverdale Unified School District GO	4.000%	8/1/49	4,950	4,777
[1]	Cloverdale Unified School District GO	4.000%	8/1/50	3,575	3,434
[5]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,000	1,064
[5]	Clovis CA Sewer Revenue	5.000%	8/1/38	2,250	2,381
	Clovis Unified School District GO	5.250%	8/1/40	650	721
[2]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	4,975	3,403
	College of the Sequoias Tulare Area Improvement District No. 3 GO	4.000%	8/1/46	2,245	2,186
	Corona-Norco Unified School District GO	4.000%	8/1/49	3,000	2,923
	Covina-Valley Unified School District GO	5.000%	8/1/46	4,500	4,804
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	2,000	1,530
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	4,000	2,714
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	9/1/56	6,120	4,007
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/57	4,475	3,092
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/57	3,000	1,974
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.600%	12/1/37	2,110	2,209
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/42	4,500	4,698
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.950%	12/1/46	1,250	1,303
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/52	5,000	5,343
	Desert Community College District GO	4.000%	8/1/51	1,680	1,614
[1]	Downey Unified School District GO	2.000%	8/1/42	450	301
[1]	Downey Unified School District GO	2.125%	8/1/44	135	89
	Downey Unified School District GO	3.000%	8/1/48	1,805	1,393
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/42	700	787
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/45	1,250	1,395
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	300	317
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/47	3,280	3,644
	East Bay Municipal Utility District Water System Water Revenue	5.250%	6/1/52	2,500	2,803
[1]	East Side Union High School District GO	3.000%	8/1/30	2,000	1,996

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	East Side Union High School District GO	3.000%	8/1/31	2,000	1,991
[1]	East Side Union High School District GO	3.000%	8/1/32	1,500	1,458
[1]	East Side Union High School District GO	3.000%	8/1/35	5,995	5,503
	Eastern Municipal Water District Water Revenue	5.000%	7/1/39	2,030	2,138
	El Camino Community College District Foundation GO	5.000%	8/1/48	6,550	6,997
[8]	El Camino Healthcare District GO	0.000%	8/1/28	3,495	2,924
	El Camino Healthcare District GO	4.000%	8/1/34	5,000	5,113
	El Dorado Irrigation District COP	4.000%	3/1/45	5,000	4,886
	El Monte Union High School District GO	0.000%	6/1/44	2,340	909
	El Monte Union High School District GO	0.000%	6/1/45	2,250	830
	El Monte Union High School District GO	0.000%	6/1/46	2,000	700
	El Segundo Unified School District GO	2.000%	8/1/46	845	530
	El Segundo Unified School District GO	2.000%	8/1/47	2,530	1,564
	El Segundo Unified School District GO	2.000%	8/1/48	130	79
	El Segundo Unified School District GO	3.125%	8/1/48	4,530	3,610
[5]	El Segundo Unified School District GO	2.125%	8/1/50	100	61
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/34	500	585
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/35	325	376
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/36	435	498
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/41	1,030	1,150
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/42	580	649
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,000	1,756
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/52	4,355	3,668
	Fairfield-Suisun Unified School District GO	2.000%	8/1/33	4,890	4,138
[9]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	4,720	3,856
[5]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/41	2,830	2,825
[5]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/46	4,330	4,219
[5]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/51	4,935	4,745
	Foothill-De Anza Community College District GO	4.000%	8/1/33	1,500	1,555
	Foothill-De Anza Community College District GO	4.000%	8/1/34	1,500	1,550
[4]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,000	1,875
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,040
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	887
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,000	860
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	200	211
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	1,000	681
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	3,309	3,195
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	12,045	11,384
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	6,425	5,316
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	6,000	6,965
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	1,250	1,185
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	5.750%	1/15/24	100	102
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	6,675	6,790
	Franklin-Mckinley School District GO	4.000%	8/1/35	100	102
	Franklin-Mckinley School District GO	4.000%	8/1/36	100	101
	Franklin-Mckinley School District GO	4.000%	8/1/37	205	206
	Franklin-Mckinley School District GO	4.000%	8/1/39	245	246
[10]	Fremont Union High School District GO	4.000%	8/1/48	7,500	7,428
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/35	1,150	1,232
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/46	1,540	1,500
	Fresno Unified School District GO	2.000%	8/1/29	2,305	2,102
	Fresno Unified School District GO	2.000%	8/1/30	2,435	2,170
	Fresno Unified School District GO	4.000%	8/1/30	150	159
	Fresno Unified School District GO	2.000%	8/1/31	1,565	1,372
	Fresno Unified School District GO	4.000%	8/1/31	150	158
	Fresno Unified School District GO	2.000%	8/1/32	2,705	2,324
	Fresno Unified School District GO	4.000%	8/1/32	175	184
	Fresno Unified School District GO	4.000%	8/1/33	750	770
	Fresno Unified School District GO	4.000%	8/1/35	25	25
	Fresno Unified School District GO	4.000%	8/1/36	1,000	1,011
	Fresno Unified School District GO	4.000%	8/1/45	2,500	2,442
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	5,170	3,935
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/56	9,275	6,907
	Gilroy Unified School District GO	4.000%	8/1/33	1,155	1,186
	Gilroy Unified School District GO	4.000%	8/1/36	1,000	1,011
	Gilroy Unified School District GO	4.000%	8/1/36	400	405
	Gilroy Unified School District GO	4.000%	8/1/37	450	452
	Glendale Community College District GO	4.000%	8/1/50	3,000	2,882
[4,5]	Grossmont Healthcare District GO	0.000%	7/15/33	4,000	2,795
	Grossmont Union High School District GO	0.000%	8/1/30	5,000	3,890
[1]	Hacienda La Puente County CA Unified School District COP	4.000%	6/1/45	6,000	5,865
	Hacienda La Puente County CA Unified School District GO	5.250%	8/1/42	1,030	1,101
	Hartnell CA Community College District GO	4.000%	8/1/34	225	233

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hartnell CA Community College District GO	4.000%	8/1/35	300	307
[5]	Hayward Unified School District GO	5.000%	8/1/33	1,335	1,478
[5]	Hayward Unified School District GO	5.000%	8/1/34	1,000	1,106
[5]	Hayward Unified School District GO	5.000%	8/1/44	1,045	1,116
[5]	Hayward Unified School District GO	4.000%	8/1/46	2,250	2,191
[5]	Hayward Unified School District GO	4.000%	8/1/48	4,050	3,921
[1]	Hayward Unified School District GO	4.000%	8/1/50	1,000	961
[5]	Hayward Unified School District GO	4.000%	8/1/50	3,870	3,718
	Hayward Unified School District Lease (Abatement) Revenue COP	5.250%	8/1/52	4,000	4,144
[1]	Hemet Unified School District GO	3.000%	8/1/37	1,790	1,583
[1]	Hemet Unified School District GO	3.000%	8/1/39	2,070	1,753
[1,2]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/46	1,000	975
[1,2]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/51	1,465	1,406
[5]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/32	1,000	1,071
[5]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/34	1,125	1,205
[5]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/38	500	529
[5]	Inglewood Unified School District GO	4.000%	8/1/26	250	256
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/51	4,420	4,651
[11]	Irvine Ranch Water District Special Assessment Revenue, SIFMA Municipal Swap Index Yield + 0.050%	3.460%	10/1/37	11,000	10,999
	Irvine Unified School District GO	2.250%	9/1/50	3,000	1,910
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/40	350	320
[5]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/54	2,735	2,610
[5]	Jefferson Union High School District COP	4.000%	8/1/45	1,455	1,421
[5]	Jefferson Union High School District COP	4.000%	8/1/50	6,950	6,676
	Jefferson Union High School District GO	5.000%	8/1/25	1,560	1,626
	Jefferson Union High School District GO	5.000%	8/1/25	600	625
	Jefferson Union High School District GO	5.000%	8/1/26	565	602
	Jefferson Union High School District GO	5.000%	8/1/26	1,000	1,066
	Jefferson Union High School District GO	4.000%	8/1/45	1,250	1,221
[2]	JPMorgan Chase Putters/Drivers Trust, TOB VRDO	4.100%	6/1/23	8,500	8,500
[5]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	610	617
	Jurupa Unified School District GO	4.000%	8/1/43	8,000	7,878
	La Canada Unified School District GO	5.750%	8/1/50	3,250	3,854
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/46	1,650	1,607
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	471
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	500	448
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	1,400	1,179
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Lammersville Schools Finance Authority Lease (Abatement) Revenue	3.000%	10/1/49	7,200	5,483
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	1,010	1,074
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,255	1,335
	Las Lomitas Elementary School District GO	3.000%	7/1/34	570	549
	Las Lomitas Elementary School District GO	3.000%	7/1/35	450	426
	Las Lomitas Elementary School District GO	3.000%	7/1/36	500	460
	Las Lomitas Elementary School District GO	3.000%	7/1/37	800	718
[8]	Las Virgenes Unified School District GO	0.000%	9/1/26	6,160	5,517
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/32	3,210	3,514
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/34	2,000	2,194
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/31	330	340
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/33	300	308
	Livermore Valley CA Joint Unified School District GO	3.000%	8/1/39	1,345	1,143
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/47	10,500	10,182
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	1,000	939
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	375	352
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	1,000	920
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	520	479
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	2,100	1,884
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,730	1,482
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	925	765
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/42	1,980	1,592
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/32	1,640	1,798
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/46	3,000	3,273
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	4.000%	8/1/53	4,500	4,305
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/55	2,005	2,156
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,560	1,629
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,575	1,647
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	3,520	3,796

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	4.995%	11/15/26	1,800	1,792
[4]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/26	7,570	7,759
[4]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/31	4,715	5,259
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/28	250	276
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/29	250	281
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/30	305	350
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/31	430	502
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/32	220	261
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/33	240	284
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/34	375	442
	Long Beach Community College District GO	0.000%	8/1/34	2,830	1,916
	Long Beach Community College District GO	4.000%	8/1/45	2,000	1,954
	Long Beach Unified School District GO	0.000%	8/1/26	1,870	1,664
	Long Beach Unified School District GO	5.000%	8/1/36	8,175	8,684
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,439
	Long Beach Unified School District GO	3.000%	8/1/50	3,000	2,264
	Long Beach Unified School District GO	4.000%	8/1/53	5,000	4,858
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,122
	Los Angeles CA General Fund Revenue	4.000%	6/29/23	5,000	5,003
[5]	Los Angeles CA Unified School District COP	5.000%	10/1/30	450	513
[5]	Los Angeles CA Unified School District COP	4.000%	10/1/32	735	781
[5]	Los Angeles CA Unified School District COP	2.250%	10/1/34	560	479
	Los Angeles CA Unified School District GO	4.000%	7/1/36	4,000	4,143
	Los Angeles CA Unified School District GO	4.000%	7/1/36	6,000	6,249
	Los Angeles CA Unified School District GO	4.000%	7/1/39	2,505	2,524
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,725	2,734
	Los Angeles CA Unified School District GO	4.000%	7/1/40	3,000	3,010
	Los Angeles CA Unified School District GO	5.250%	7/1/42	20,000	21,619
	Los Angeles CA Unified School District GO	2.625%	7/1/46	1,950	1,422
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	4,160	4,315
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,010	1,092
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	3,250	3,514
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	5,000	5,189
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,500	2,691
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	1,660	1,779
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	2,100	2,240
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/39	150	159
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/44	6,290	6,461
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10,000	10,616
	Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/52	10,830	10,409
[2,6]	Los Angeles County California Authority Multifamily Revenue TOB VRDO	4.200%	6/1/23	2,685	2,685
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	6,735	7,205
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	4,805	4,707
[2]	Los Angeles County Facilities Inc. Lease (Abatement) Revenue TOB VRDO	3.460%	6/7/23	1,250	1,250
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,494
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	1,700	1,848
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	3,605
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	10,000	10,012
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,525	1,604
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,553
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	3,750	4,128
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	3,843
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,950	6,472
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,000	1,126
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,000	3,192
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	1,125	1,203
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/39	2,500	2,531
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	3,180	3,204
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/41	2,500	2,511
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	3,250	3,252
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	5,500	5,693

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	5,035	5,419
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue (Bunker Hill Project)	5.000%	12/1/24	2,000	2,050
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	1,250	1,458
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,250	2,563
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	4.000%	12/1/37	1,800	1,869
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	4,000	4,167
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	2,750	2,976
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	5,815	6,078
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,000	1,082
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	250	294
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	800	881
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	500	579
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,150	2,357
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	1,700	1,881
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	785	861
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	3,000	3,076
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	2,000	2,055
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	5,905	6,518
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,310	1,334
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,000	2,102
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,500	2,689
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	10,000	9,706
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	6,500	7,123
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	7,025	7,440
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/24	1,500	1,529
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,370	1,548
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,000	1,182
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,430	1,671
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	1,000	1,162
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	2,110	2,431
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	12,210	13,394
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	21,575	22,722
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,000	1,112
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,750	1,763
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	1,500	1,649
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	2,650	2,799
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	8,670	9,418
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	4,250	4,617
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	5,185	5,665
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	4,560	4,646
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	2,000	2,093
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	1,700	1,832
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	4,345	4,668
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,835	1,912
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,980	2,099
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	2,500	2,751
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/39	1,110	1,186
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	2,045	2,125
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	2,350	2,491
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	200	207
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	7,170	7,663
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/46	160	165
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	1,105	1,189

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	3,790	3,971
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,765	5,097
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,000	5,787
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	4,675	4,974
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,640	1,771
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,500	2,654
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,000	1,076
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	5,000	5,659
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,935	2,131
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	6,000	6,707
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	4,580	4,754
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	6,000	6,658
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	6,750	7,227
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	5,000	5,536
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	6,465	6,690
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	3,000	3,192
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	3,940	3,890
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	2,725	2,934
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	5,200	5,359
	Los Angeles Unified School District GO	4.000%	7/1/38	4,370	4,447
	Los Angeles Unified School District GO	4.000%	7/1/40	2,765	2,776
	Los Angeles Unified School District GO	4.000%	7/1/41	2,500	2,501
	Los Angeles Unified School District GO	5.000%	7/1/41	1,000	1,124
	Los Angeles Unified School District GO	5.000%	7/1/42	1,000	1,119
	Los Rios Community College District GO	3.000%	8/1/31	2,000	1,964
	Los Rios Community College District GO	4.000%	8/1/34	4,555	4,701
	Los Rios Community College District GO	3.000%	8/1/35	1,450	1,352
[8]	Madera Unified School District GO	0.000%	8/1/28	2,680	2,240
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,5]	Madera Unified School District GO TOB VRDO	4.000%	6/1/23	400	400
[5]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	500	514
	Marin Healthcare District GO	4.000%	8/1/47	1,890	1,833
	Marin Municipal Water District Financing Authority Water Revenue	5.000%	7/1/47	6,035	6,377
	Marina Coast Water District Water Revenue	5.000%	6/1/37	4,085	4,223
	Menifee Union School District Special Tax Revenue	4.000%	9/1/45	875	767
	Menifee Union School District Special Tax Revenue	4.000%	9/1/51	1,825	1,540
[12]	Merced Union High School District GO	0.000%	8/1/30	1,120	873
	Mesa Water District COP	4.000%	3/15/40	325	328
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,020	11,118
	Milpitas Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/30	4,125	4,289
	Modesto Elementary School District GO	3.000%	8/1/39	280	240
	Modesto High School District GO	4.000%	8/1/52	8,595	8,313
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/40	2,000	2,064
[2]	Montebello CA Unified School District GO TOB VRDO	3.440%	6/1/23	4,800	4,800
[1]	Montebello Unified School District GO	5.500%	8/1/47	3,500	3,868
[1]	Montebello Unified School District GO	5.000%	8/1/50	2,000	2,128
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/31	1,675	1,814
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	1,605	1,689
[5]	Moreno Valley Unified School District GO	3.000%	8/1/50	2,000	1,535
[1]	Moreno Valley Unified School District GO	4.125%	8/1/50	3,000	2,951
[1]	Moreno Valley Unified School District GO	5.250%	8/1/52	5,500	6,069
[5]	Moulton-Niguel Water District Intergovernmental Agreement Revenue COP	3.000%	9/1/44	2,000	1,629
	Mount San Antonio Community College District GO	5.000%	8/1/39	1,000	1,090
	Mount San Antonio Community College District GO	0.000%	8/1/46	6,870	2,357
	Mount San Antonio Community College District GO	2.375%	8/1/51	6,115	3,969
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	2,000	1,953
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/45	4,000	3,907
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.125%	12/1/48	2,125	2,071
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/50	6,670	6,411
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.250%	12/1/52	2,500	2,487

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/34	710	748
Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/35	740	771
Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/36	500	510
Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/37	525	529
Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/38	810	814
Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/39	1,725	1,732
Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/40	1,795	1,798
Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/41	1,710	1,706
Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,730	1,400
Mountain View-Whisman School District GO	4.000%	9/1/41	1,100	1,108
M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	7,000	8,414
M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	500	601
M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	5,700	6,852
M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	5,195	6,031
M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	7,260	8,428
M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	1,170	1,358
Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/31	1,353	1,565
Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/32	1,331	1,539
Napa Valley Unified School District GO	5.000%	8/1/44	100	105
New Haven Unified School District GO	4.000%	8/1/36	500	507
New Haven Unified School District GO	4.000%	8/1/37	70	70
New Haven Unified School District GO	4.000%	8/1/39	420	421
Newport Mesa Unified School District GO	0.000%	8/1/35	4,000	2,588
Newport Mesa Unified School District GO	0.000%	8/1/36	1,000	612
Newport Mesa Unified School District GO	0.000%	8/1/37	2,000	1,158
Newport Mesa Unified School District GO	0.000%	8/1/38	1,000	549
Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/49	1,300	1,255
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.250%	12/1/42	3,250	3,640
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.500%	12/1/47	4,425	4,989
	North Orange County CA Community College District GO	3.000%	8/1/38	1,000	881
	North Orange County CA Community College District GO	3.000%	8/1/39	1,000	874
	North Orange County CA Community College District GO	3.000%	8/1/40	1,000	863
[2]	North Orange County CA Community College District GO TOB VRDO	3.440%	6/1/23	2,965	2,965
	Northeastern School District/York County GO	3.250%	8/1/35	100	97
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	44,580	44,762
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,610	3,797
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/43	7,365	6,031
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/44	4,320	4,573
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	6,750	5,133
[2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	3.440%	6/1/23	10,000	10,000
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	780	829
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/33	3,450	3,576
[5]	Oakland Unified School District/Alameda County GO	5.000%	8/1/35	5,375	6,124
[12]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	115	107
[12]	Oceanside Unified School District GO	0.000%	8/1/25	4,555	4,218
[12]	Oceanside Unified School District GO, ETM	0.000%	8/1/25	625	583
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/46	2,500	2,709
[10]	Ontario Montclair School District GO	4.000%	8/1/48	3,050	2,990
[10]	Ontario Montclair School District GO	5.250%	8/1/52	2,360	2,638
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/32	1,000	1,165
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/33	1,000	1,164
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/34	1,000	1,160
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/35	10,000	10,178
	Orange County Water District Water Revenue	4.000%	8/15/34	650	688
	Orinda Union School District GO	4.000%	8/1/47	1,270	1,249
	Orinda Union School District GO	4.000%	8/1/51	1,270	1,242
[5]	Oxnard School District GO	5.000%	8/1/41	1,110	1,176
	Oxnard Union High School District GO	5.000%	8/1/45	1,000	1,066
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/31	800	790
	Palo Alto CA Lease (Abatement) COP	2.125%	11/1/43	1,730	1,198
	Palo Alto CA Lease (Abatement) Revenue COP	2.250%	11/1/47	5,000	3,355
	Palomar Community College District GO	5.000%	8/1/34	1,000	1,085
	Palomar Health GO	4.000%	8/1/32	4,140	4,181
[12]	Palomar Health GO	0.000%	8/1/33	4,100	2,767

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palomar Health GO	4.000%	8/1/33	4,560	4,584
	Palomar Health GO	5.000%	8/1/34	1,100	1,169
	Palomar Health GO	4.000%	8/1/35	4,270	4,269
	Palomar Health GO	0.000%	8/1/36	5,025	2,859
[1]	Palomar Health GO	0.000%	8/1/38	390	202
[12]	Palomar Health GO	7.000%	8/1/38	205	235
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	3,000	3,020
[8]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	3,000	2,630
	Peninsula Corridor Joint Powers Board Sales Tax Revenue	5.000%	6/1/39	5,070	5,662
	Peninsula Corridor Joint Powers Board Sales Tax Revenue	5.000%	6/1/40	5,325	5,908
	Peninsula Corridor Joint Powers Board Sales Tax Revenue	5.000%	6/1/51	4,335	4,696
	Peralta Community College District GO	5.000%	8/1/24	2,775	2,832
	Peralta Community College District GO	5.000%	8/1/24	1,190	1,215
	Peralta Community College District GO	5.500%	8/1/52	4,000	4,530
	Perris Union High School District GO	3.000%	9/1/45	2,000	1,585
[1,10]	Pittsburg Unified School District GO	5.000%	8/1/47	2,320	2,496
[1,10]	Pittsburg Unified School District GO	4.250%	8/1/49	2,500	2,505
[1]	Pittsburg Unified School District GO	4.000%	8/1/51	3,000	2,877
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	2,345	2,107
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,250	1,099
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	4,100	3,549
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/39	2,040	1,049
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	4,000	3,414
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.000%	6/1/34	200	208
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/35	265	277
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/36	100	104
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/37	100	104
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/38	200	207
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/39	100	103
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/40	110	114
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/41	250	258
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/42	200	206
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.375%	6/1/47	700	722
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.500%	6/1/52	1,100	1,135
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pleasanton Unified School District GO	4.000%	8/1/48	5,000	4,910
	Pleasanton Unified School District GO	4.000%	8/1/52	8,315	8,069
[1]	Pomona Unified School District GO	2.500%	8/1/48	5,050	3,432
[5]	Pomona Unified School District GO	3.000%	8/1/48	2,155	1,676
[5]	Pomona Unified School District GO	4.000%	8/1/48	2,285	2,212
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/45	625	611
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/50	1,000	960
	Poway Unified School District GO	0.000%	8/1/33	990	691
	Poway Unified School District GO	0.000%	8/1/33	5,010	3,496
	Poway Unified School District GO	0.000%	8/1/34	8,130	5,458
	Poway Unified School District GO	0.000%	8/1/46	8,000	2,719
	Poway Unified School District GO	0.000%	8/1/51	7,500	1,986
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28	2,325	2,463
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	3,405	3,605
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,735	1,839
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33	1,720	1,801
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/50	2,250	2,150
	Ravenswood CA City School District GO	4.000%	8/1/46	3,740	3,642
	Ravenswood City School District GO	5.000%	8/1/43	2,680	2,801
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/29	1,000	1,050
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/31	600	631
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/46	4,000	3,113
[4]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/26	3,445	3,075
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/36	1,295	1,321
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/30	1,000	1,110
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/32	1,000	1,109
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/33	2,105	2,326
[1]	River Islands Public Financing Authority Special Tax Revenue	4.500%	9/1/47	1,600	1,636
	Riverside CA Sewer Revenue	5.000%	8/1/33	3,660	4,074
	Riverside Community College District GO	3.000%	8/1/35	530	500
	Riverside Community College District GO	3.000%	8/1/37	1,100	990
	Riverside Community College District GO	3.000%	8/1/40	3,750	3,177
[5]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/41	2,000	2,090
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,320	2,203
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	6,710	2,764

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	2,975	1,177
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	7,500	2,810
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/47	5,455	4,939
[5]	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,000	4,501
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	3,500	3,721
	Riverside Unified School District GO	4.000%	8/1/32	2,250	2,335
	Riverside Unified School District GO	4.000%	8/1/33	1,350	1,396
	Riverside Unified School District GO	3.000%	8/1/36	800	729
	Riverside Unified School District GO	3.000%	8/1/37	1,800	1,603
[5]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/30	1,940	2,045
[1]	Robla CA School District GO	5.000%	8/1/44	2,170	2,299
	Roseville CA Special Tax Revenue	4.000%	9/1/46	2,000	1,746
	Roseville CA Special Tax Revenue	4.000%	9/1/46	1,000	873
	Roseville CA Special Tax Revenue	4.000%	9/1/51	2,750	2,335
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	2,500	2,566
	Ross Valley Public Financing Authority Sewer Revenue	5.000%	1/1/39	500	513
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/44	3,250	3,190
[5]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,820	2,017
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/49	1,345	1,298
[5]	Sacramento CA City Unified School District GO	5.500%	8/1/52	9,020	9,970
[2]	Sacramento CA Municipal Utility District Electric Power & Light Revenue TOB VRDO	3.470%	6/1/23	7,500	7,500
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/36	2,245	2,396
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	9,160	9,495
[8]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	3,000	2,278
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,810
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,275	1,408
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	2,000	2,173
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,520	2,756
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,000	2,163
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	1,330	1,425
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	4,000	4,143
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/35	4,920	4,994
	Sacramento Municipal Utility District CP	2.850%	6/7/23	7,000	7,000
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	2,000	2,167
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Sacramento Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/1/33	1,475	1,537
	Salinas Union High School District GO	4.000%	8/1/45	4,000	3,930
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/31	1,000	1,104
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/32	1,365	1,507
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/34	2,360	2,600
[1]	San Bernardino City Unified School District GO	0.000%	8/1/35	5,900	3,740
[1]	San Bernardino City Unified School District GO	0.000%	8/1/36	5,000	2,995
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	1,875	1,498
	San Bernardino Community College District GO	0.000%	8/1/44	15,000	5,788
	San Bernardino Community College District GO	0.000%	8/1/48	12,770	4,122
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	9,250	9,677
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	475	436
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	5,130	5,343
	San Diego CA Unified School District GO	0.000%	7/1/32	1,110	820
	San Diego CA Unified School District GO	0.000%	7/1/34	3,550	2,353
	San Diego CA Unified School District GO	0.000%	7/1/38	4,890	2,691
	San Diego CA Unified School District GO	0.000%	7/1/39	1,495	777
	San Diego CA Unified School District GO	5.000%	7/1/41	50	53
	San Diego CA Unified School District GO	2.000%	7/1/45	5,080	3,248
	San Diego CA Unified School District GO	3.250%	7/1/48	1,000	826
	San Diego CA Unified School District GO	0.000%	7/1/49	2,000	631
	San Diego CA Unified School District GO	4.000%	7/1/50	1,850	1,810
	San Diego CA Unified School District Revenue	4.000%	6/30/23	7,970	7,975
	San Diego Community College District GO	0.000%	8/1/36	8,000	4,911
	San Diego Community College District GO	0.000%	8/1/38	3,510	1,929
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,100	1,230
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,020	1,139
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,520	1,678
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,530	1,704
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,548

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,503
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	2,325	2,525
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	7,015	7,328
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	2,000	2,132
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	2,200	2,048
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	5,500	5,838
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,540	1,635
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	210	222
San Diego County Water Authority CP	0.000%	8/7/23	10,000	9,996
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/41	2,250	2,537
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/43	2,270	2,553
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	5,000	5,512
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	2,000	2,188
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/31	1,010	1,053
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	600	679
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/39	700	790
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/41	1,000	1,119
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/43	650	723
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	5,050	5,374
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/39	150	159
San Diego Unified School District GO	4.450%	7/1/47	1,000	1,026
San Diego Unified School District GO	4.550%	7/1/52	3,000	3,091
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	3,000	3,054
San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/46	1,460	932
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/47	5,000	4,910
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/47	10,615	11,257
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	6,300	4,883
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	8,475	6,434
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	3,800	3,920
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	5,000	4,077
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	2,500	2,503
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	2,500	2,497
	San Francisco CA City & County COP	4.000%	4/1/33	5,040	5,106
	San Francisco CA City & County COP	4.000%	4/1/41	2,705	2,695
	San Francisco CA City & County COP	4.000%	4/1/41	3,355	3,343
	San Francisco CA City & County COP	4.000%	4/1/41	3,565	3,552
[2]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/51	1,700	1,359
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	2,430	2,528
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	1,015	1,056
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	5,000	5,336
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	1,865	1,820
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	2,500	2,631
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	10	10
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	1,000	1,063
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	3,145	3,528
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	245	255
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,700	4,935
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	6,605	6,975
	San Francisco City & County CA Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/52	1,150	1,203
	San Francisco City & County CA Lease (Abatement) Revenue COP	4.000%	4/1/43	5,865	5,801
[2]	San Francisco City & County CA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.200%	6/1/23	34,950	34,950
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/41	1,290	1,297
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/46	2,195	2,168
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,030	3,350

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	7,000	7,647
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/37	1,250	1,305
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	2,080	2,255
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,500	1,717
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,000	1,144
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,000	1,129
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/42	1,000	1,124
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/50	10,000	9,759
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	5,000	4,992
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	2,000	2,138
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/28	985	1,045
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/30	1,200	1,273
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/37	2,480	2,592
[5]	San Francisco Community College District GO	3.000%	6/15/45	3,125	2,422
	San Francisco Community College District GO	4.000%	6/15/45	2,300	2,230
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	3,000	2,886
	San Francisco Unified School District GO	4.000%	6/15/33	3,155	3,298
	San Francisco Unified School District GO	4.000%	6/15/34	2,500	2,613
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,083
	San Francisco Unified School District GO	3.000%	6/15/39	4,075	3,555
	San Francisco Unified School District GO	3.000%	6/15/40	6,500	5,582
	San Francisco Unified School District GO	5.000%	6/15/40	3,380	3,724
[1]	San Jacinto Unified School District COP	5.000%	9/1/40	1,075	1,159
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/32	1,215	1,227
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/37	7,000	7,402
[8]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	6,000	5,870
[8]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	7,515	7,043
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	225	158
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,031
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	550	527
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	2,000	2,037
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/45	400	379
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	11,000	11,182
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	28,000	28,865
	San Jose CA GO	5.000%	9/1/49	5,400	5,789
	San Jose Evergreen Community College District GO	3.000%	9/1/40	3,710	3,181
	San Jose Evergreen Community College District GO	4.000%	9/1/43	1,000	1,005
	San Jose Evergreen Community College District GO	4.000%	9/1/45	5,000	4,957
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,100	4,434
	San Juan Unified School District GO	2.375%	8/1/41	15	11
[5]	San Leandro Unified School District GO	4.000%	8/1/35	450	463
	San Lorenzo Unified School District GO	4.000%	8/1/47	2,000	1,939
	San Lorenzo Valley Unified School District GO	4.000%	8/1/45	1,395	1,363
	San Luis Coastal Unified School District GO	4.000%	8/1/49	1,000	979
	San Luis Coastal Unified School District GO	4.000%	8/1/53	6,670	6,522
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/29	760	821
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/34	1,155	1,245
	San Marcos Unified School District GO	4.000%	8/1/33	3,520	3,636
	San Marcos Unified School District GO	5.000%	8/1/35	5,000	5,397
	San Marcos Unified School District GO	5.000%	8/1/36	2,000	2,149
	San Mateo County Community College District GO, Prere.	5.000%	9/1/25	12,730	13,283
	San Mateo Foster City School District GO	4.000%	8/1/42	1,000	1,012
	San Mateo Foster City School District GO	4.000%	8/1/44	2,750	2,751
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/29	2,000	2,235
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/34	80	82
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	1,835	1,443
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	4,975	3,201
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/27	3,500	3,764

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	3,280	2,317
	San Rafael City Elementary School District GO	4.500%	8/1/42	2,645	2,697
	San Rafael City Elementary School District GO	5.000%	8/1/43	2,550	2,708
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,309
	San Rafael City Elementary School District GO	4.250%	8/1/47	3,000	3,011
	San Rafael City High School District GO	4.250%	8/1/47	5,500	5,520
[4]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	2,000	1,363
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,442
	San Ramon Valley Fire Protection District COP	4.000%	8/1/50	4,140	3,990
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/34	825	939
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/35	855	963
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/36	1,375	1,532
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/37	1,165	1,282
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	5,000	5,430
[5]	Sanger Unified School District GO	3.000%	8/1/45	1,000	789
[5]	Sanger Unified School District GO	3.000%	8/1/48	5,500	4,222
[5]	Sanger Unified School District GO	4.000%	8/1/55	2,480	2,352
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/41	2,000	1,997
[8]	Santa Ana Unified School District GO	0.000%	8/1/32	3,680	2,585
[1]	Santa Ana Unified School District GO	2.000%	8/1/46	5,755	3,604
[1]	Santa Ana Unified School District GO	2.125%	8/1/50	1,000	613
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	2,050	986
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,765	2,390
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	3,000	2,593
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/45	10,000	9,915
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	4,165	3,337
	Santa Clara Unified School District GO	3.000%	7/1/37	2,955	2,649
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/44	2,555	2,696
	Santa Clarita Community College District GO	3.000%	8/1/36	750	677
	Santa Clarita Community College District GO	5.000%	8/1/40	1,060	1,183
	Santa Clarita Community College District GO	3.000%	8/1/41	950	788
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	4.000%	6/1/35	495	518
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/37	850	764
	Santa Monica Community College District GO	4.000%	8/1/35	1,050	1,089
	Santa Monica Community College District GO	5.000%	8/1/43	10,000	10,717
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,599
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.250%	7/1/51	6,500	4,114
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/39	6,270	6,326
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/40	6,870	6,913
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/41	3,260	3,274
[5]	Santa Rosa Elementary School District GO	4.000%	8/1/34	455	473
[5]	Santa Rosa Elementary School District GO	4.000%	8/1/40	700	700
	Santa Rosa Elementary School District GO	5.000%	8/1/42	400	446
	Santa Rosa Elementary School District GO	5.000%	8/1/43	600	668
[1]	Santa Rosa High School District GO	5.000%	8/1/36	550	585
[1]	Santa Rosa High School District GO	5.000%	8/1/37	470	498
[1]	Santa Rosa High School District GO	5.000%	8/1/39	1,125	1,187
	Santa Rosa High School District GO	4.000%	8/1/43	3,285	3,244
[1]	Santa Rosa High School District GO	5.000%	8/1/43	225	235
[5]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/49	2,500	2,411
	Sierra Joint Community College District GO	4.000%	8/1/53	3,350	3,248
[1]	Simi Valley Unified School District GO	0.000%	8/1/32	1,720	1,227
	Simi Valley Unified School District GO	4.000%	8/1/35	1,245	1,274
	Simi Valley Unified School District GO	5.000%	8/1/44	1,000	1,054
	Solana Beach School District Special Tax Revenue	5.000%	9/1/32	995	998
	Solana Beach School District Special Tax Revenue	5.000%	9/1/35	2,495	2,501
	Sonoma County Junior College District GO	3.000%	8/1/37	7,285	6,533
	Sonoma County Junior College District GO	3.000%	8/1/39	4,000	3,450
	Sonoma County Junior College District GO	5.000%	8/1/41	5,000	5,232
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	40	45
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	1,260	1,351
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/34	200	210
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/35	200	208
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/36	350	362
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/37	250	256
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/38	1,080	939
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/39	1,110	958
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/40	1,105	943

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Orange County Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/52	8,765	9,404
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/32	1,755	2,059
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/33	1,380	1,614
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/34	1,000	1,164
	South San Francisco Unified School District GO	4.000%	9/1/40	1,000	1,017
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/41	5,000	5,660
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/42	5,000	5,628
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/42	11,255	12,669
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/43	5,000	5,610
	Southern California Public Power Authority Electric Power & Light Revenue	5.250%	7/1/53	5,000	5,634
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	626
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	1,120	1,272
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	3,600	3,778
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	4,245	4,554
	Southwestern Community College District GO	3.000%	8/1/39	900	773
	Southwestern Community College District GO	3.000%	8/1/40	1,250	1,052
	Southwestern Community College District GO	3.000%	8/1/40	2,500	2,103
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/46	4,300	3,323
	State Center Community College District GO	5.000%	8/1/24	1,300	1,328
	State Center Community College District GO	3.000%	8/1/40	4,660	4,010
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,550	1,713
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,000	2,174
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,015	1,019
	Stockton Public Financing Authority Water Revenue (Delta Water Supply Project), Prere.	6.250%	10/1/23	2,160	2,181
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/37	4,220	4,443
[1]	Stockton Unified School District GO	4.000%	8/1/34	1,300	1,394
[1]	Stockton Unified School District GO	4.000%	8/1/35	1,000	1,067
[1]	Stockton Unified School District GO	4.000%	8/1/36	1,000	1,047
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,625	1,659
[1]	Stockton Unified School District GO	4.000%	8/1/40	1,035	1,041
[1]	Stockton Unified School District GO	4.000%	8/1/45	5,000	4,884
	Sunnyvale CA School District GO	4.000%	9/1/35	140	147
	Sunnyvale CA School District GO	4.000%	9/1/36	250	259
	Sunnyvale CA School District GO	4.000%	9/1/37	270	277
	Sunnyvale CA School District GO	4.000%	9/1/40	700	705
	Sunnyvale CA School District GO	4.000%	9/1/42	700	702
	Sunnyvale CA School District GO	4.000%	9/1/44	600	600
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	3,425	3,355
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	2.500%	4/1/52	3,620	2,431
	Sweetwater Union High School District GO	5.000%	8/1/33	165	172
	Sweetwater Union High School District GO	5.000%	8/1/34	900	939
[1]	Sweetwater Union High School District GO	0.000%	8/1/39	1,355	631
[1]	Sweetwater Union High School District GO	0.000%	8/1/40	3,005	1,310
[1]	Sweetwater Union High School District GO	0.000%	8/1/41	4,000	1,641
[1]	Sweetwater Union High School District GO	0.000%	8/1/42	4,000	1,549
[1]	Sweetwater Union High School District GO	0.000%	8/1/43	4,000	1,456
[1]	Sweetwater Union High School District GO	0.000%	8/1/44	3,500	1,199
[1]	Sweetwater Union High School District GO	0.000%	8/1/45	5,000	1,614
[1]	Sweetwater Union High School District GO	0.000%	8/1/46	5,000	1,521
[1]	Sweetwater Union High School District GO	0.000%	8/1/47	5,000	1,436
[2,5]	Sweetwater Union High School District GO TOB VRDO	4.100%	6/1/23	8,000	8,000
	Tahoe-Truckee Unified School District GO	5.000%	8/1/39	2,645	2,780
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/38	3,115	3,312
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,500	2,263
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,345	2,271
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,000	1,095
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/48	170	173
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,285	2,037
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/50	1,000	865
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/36	800	839
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/45	2,000	2,049
	Transbay Joint Powers Authority Tax Allocation Revenue	2.400%	10/1/49	325	311
[5]	Tulare Local Health Care District GO	4.000%	8/1/39	3,275	3,288
[8]	Tulare Union High School District GO	0.000%	8/1/27	515	445
[8]	Tulare Union High School District GO	0.000%	8/1/28	1,250	1,043
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/31	3,000	3,099

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[13]	Ukiah CA Unified School District GO	0.000%	8/1/32	4,000	2,866
[1]	Ukiah CA Unified School District GO	5.000%	8/1/45	1,800	1,905
[1]	Ukiah CA Unified School District GO	5.000%	8/1/49	2,150	2,267
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/35	1,015	1,052
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/36	525	539
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/42	3,290	3,177
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/36	380	395
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,598
	United Water Conservation District COP	4.000%	10/1/50	2,155	2,076
	University of California College & University Revenue	5.000%	5/15/27	5,000	5,431
	University of California College & University Revenue	5.000%	5/15/31	1,130	1,205
	University of California College & University Revenue	4.000%	5/15/34	7,000	7,237
	University of California College & University Revenue	5.000%	5/15/34	1,445	1,607
	University of California College & University Revenue	5.000%	5/15/35	7,475	8,263
	University of California College & University Revenue	5.000%	5/15/35	7,500	8,863
	University of California College & University Revenue	5.000%	5/15/36	10,000	11,779
	University of California College & University Revenue	5.000%	5/15/37	3,535	3,787
	University of California College & University Revenue	5.000%	5/15/37	1,750	2,010
	University of California College & University Revenue	4.000%	5/15/38	7,505	7,657
	University of California College & University Revenue	5.000%	5/15/38	1,750	1,994
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,132
	University of California College & University Revenue	5.000%	5/15/40	300	309
	University of California College & University Revenue	5.000%	5/15/40	1,000	1,122
	University of California College & University Revenue	5.000%	5/15/41	10,915	11,433
	University of California College & University Revenue	5.000%	5/15/41	1,000	1,119
	University of California College & University Revenue	5.000%	5/15/42	3,000	3,339
	University of California College & University Revenue	5.000%	5/15/42	5,000	5,295
	University of California College & University Revenue	5.000%	5/15/43	6,100	6,547
	University of California College & University Revenue	5.000%	5/15/47	9,040	9,527
	University of California College & University Revenue	5.000%	5/15/48	11,775	12,560
	University of California College & University Revenue	4.000%	5/15/50	3,500	3,442
	University of California College & University Revenue	4.000%	5/15/51	8,000	7,858
	University of California College & University Revenue (Limited Project)	5.000%	5/15/32	1,055	1,096
	University of California College & University Revenue (Limited Project)	5.000%	5/15/33	1,000	1,083
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue (Limited Project)	4.000%	5/15/40	5,000	5,012
	University of California College & University Revenue (Limited Project)	5.000%	5/15/40	15,000	15,425
	University of California College & University Revenue (Limited Project)	5.000%	5/15/43	185	198
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	18,235	19,915
	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	11,250	10,977
[5]	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	3,825	3,757
	University of California College & University Revenue (Limited Project)	5.000%	5/15/52	8,000	8,392
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	800	849
	University of California College & University Revenue (Limited Projects)	5.000%	5/15/37	325	343
[2]	University of California College & University Revenue TOB VRDO	3.440%	6/1/23	2,840	2,840
	University of California College & University Revenue VRDO	2.920%	6/1/23	5,000	5,000
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	1,895	2,008
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,000	1,123
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	3,000	3,354
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	1,000	1,043
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	4,000	4,458
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	3,500	3,886
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	15,690	17,097
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	14,140	12,877
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.500%	5/15/54	14,000	11,784
	Upland CA COP	4.000%	1/1/42	5,635	5,015
	Upland CA COP	5.000%	1/1/47	5,060	5,151
	Vacaville Unified School District GO	5.000%	8/1/40	2,145	2,249
	Vacaville Unified School District GO	5.000%	8/1/41	2,520	2,643
[1]	Val Verde Unified School District COP	5.000%	3/1/32	750	820
[1]	Val Verde Unified School District COP	5.000%	3/1/33	1,000	1,093
[1]	Val Verde Unified School District COP	5.000%	3/1/35	2,445	2,663
[5]	Val Verde Unified School District GO	4.000%	8/1/46	1,700	1,673
[1]	Val Verde Unified School District GO	4.000%	8/1/49	5,000	4,887
	Vallecitos Water District COP	2.250%	8/1/46	2,140	1,439
	Vallejo City Unified School DistrictGO	5.000%	8/1/41	1,485	1,626
	Ventura Pleasant Valley School District GO	4.000%	8/1/46	2,500	2,435

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ventura Unified School District GO	4.000%	8/1/41	2,855	2,851
	Ventura Unified School District GO	4.000%	8/1/52	9,500	9,188
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	865	922
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/36	750	786
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/33	500	573
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/34	605	691
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/39	1,110	1,214
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/37	2,350	2,435
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,970	2,049
[8]	Vista Unified School District GO	0.000%	8/1/28	7,425	6,199
	Walnut Valley Unified School District GO	0.000%	8/1/36	1,000	597
	Washington Township Health Care District GO	5.500%	8/1/40	5,205	5,323
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	835	843
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,065	1,100
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,230	1,295
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	500	522
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,080	1,080
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,080	1,107
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/34	1,770	1,478
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,220	2,092
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	507
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,000	748
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	750	639
[8]	West Contra Costa Unified School District GO	0.000%	8/1/32	5,000	3,557
[1]	West Contra Costa Unified School District GO	3.000%	8/1/35	850	777
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,000	895
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	1,400	1,228
[2]	West Contra Costa Unified School District GO TOB VRDO	3.530%	6/7/23	4,040	4,040
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/36	535	552
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/39	1,435	1,441
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	West Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	9/1/40	2,050	2,128
	West Sonoma County Union High School District GO	5.000%	8/1/43	780	829
	West Sonoma County Union High School District GO	5.000%	8/1/46	1,000	1,060
	West Sonoma County Union High School District GO	5.000%	8/1/49	4,430	4,688
	West Valley-Mission Community College District GO	4.000%	8/1/33	1,400	1,489
[5]	Western Placer Unified School District GO	5.000%	8/1/42	6,350	6,739
	Western Placer Waste Management Authority Revenue	5.000%	6/1/40	1,200	1,358
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/43	1,120	1,104
[5]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/28	720	769
[5]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/29	1,000	1,070
					4,571,471
Guam (0.0%)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,000	1,011
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	11,560	11,572
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	612	583
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	7,786	7,951
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	10,039	10,493
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	5,052	5,351
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	6,046	6,510
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	2,109	1,936
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	174	140
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,675	1,700
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	503
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	720	725
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	546	347
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	637	609
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,950	2,480
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,181	904
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,773	1,920
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	7,063	6,543
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	3,000	2,756

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	5,564	5,316
				68,339
Total Tax-Exempt Municipal Bonds (Cost $4,827,578)				4,640,821
Total Investments (99.5%) (Cost $4,827,578)				4,640,821
Other Assets and Liabilities—Net (0.5%)				22,498
Net Assets (100%)				4,663,319
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, the aggregate value was $285,633,000, representing 6.1% of net assets.
3	Step bond.
4	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Securities with a value of $339,000 have been segregated as initial margin for open futures contracts.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2023.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
13	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
3M—3-month.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2023	257	28,033	120

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2023	(52)	(7,117)	(75)
				45
See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,827,578)	4,640,821
Investment in Vanguard	162
Cash	13,235
Receivables for Investment Securities Sold	3,060
Receivables for Accrued Income	49,916
Receivables for Capital Shares Issued	3,241
Variation Margin Receivable—Futures Contracts	30
Other Assets	110
Total Assets	4,710,575
Liabilities
Payables for Investment Securities Purchased	41,768
Payables for Capital Shares Redeemed	1,386
Payables for Distributions	3,903
Payables to Vanguard	199
Total Liabilities	47,256
Net Assets	4,663,319
At May 31, 2023, net assets consisted of:

Paid-in Capital	4,954,668
Total Distributable Earnings (Loss)	(291,349)
Net Assets	4,663,319

Investor Shares—Net Assets
Applicable to 45,126,804 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	505,192
Net Asset Value Per Share—Investor Shares	$11.19

Admiral Shares—Net Assets
Applicable to 371,428,786 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,158,127
Net Asset Value Per Share—Admiral Shares	$11.19
See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2023
($000)
Investment Income
Income
Interest	71,979
Total Income	71,979
Expenses
The Vanguard Group—Note B
Investment Advisory Services	118
Management and Administrative— Investor Shares	390
Management and Administrative— Admiral Shares	1,566
Marketing and Distribution— Investor Shares	20
Marketing and Distribution— Admiral Shares	117
Custodian Fees	20
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	14
Trustees’ Fees and Expenses	1
Other Expenses	21
Total Expenses	2,275
Expenses Paid Indirectly	(20)
Net Expenses	2,255
Net Investment Income	69,724
Realized Net Gain (Loss)
Investment Securities Sold	(24,164)
Futures Contracts	(2,571)
Realized Net Gain (Loss)	(26,735)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	45,825
Futures Contracts	732
Change in Unrealized Appreciation (Depreciation)	46,557
Net Increase (Decrease) in Net Assets Resulting from Operations	89,546
Statement of Changes in Net Assets

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	69,724	126,498
Realized Net Gain (Loss)	(26,735)	(73,367)
Change in Unrealized Appreciation (Depreciation)	46,557	(602,362)
Net Increase (Decrease) in Net Assets Resulting from Operations	89,546	(549,231)
Distributions
Investor Shares	(7,561)	(17,977)
Admiral Shares	(61,721)	(143,617)
Total Distributions	(69,282)	(161,594)
Capital Share Transactions
Investor Shares	(7,791)	(72,157)
Admiral Shares	177,882	(541,308)
Net Increase (Decrease) from Capital Share Transactions	170,091	(613,465)
Total Increase (Decrease)	190,355	(1,324,290)
Net Assets
Beginning of Period	4,472,964	5,797,254
End of Period	4,663,319	4,472,964

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.14	$12.76	$12.86	$12.53	$11.79	$12.10
Investment Operations
Net Investment Income[1]	.168	.293	.297	.335	.371	.394
Net Realized and Unrealized Gain (Loss) on Investments	.049	(1.542)	(.017)	.327	.741	(.309)
Total from Investment Operations	.217	(1.249)	.280	.662	1.112	.085
Distributions
Dividends from Net Investment Income	(.167)	(.292)	(.297)	(.332)	(.372)	(.395)
Distributions from Realized Capital Gains	—	(.079)	(.083)	—	—	—
Total Distributions	(.167)	(.371)	(.380)	(.332)	(.372)	(.395)
Net Asset Value, End of Period	$11.19	$11.14	$12.76	$12.86	$12.53	$11.79
Total Return[2]	1.95%	-9.88%	2.22%	5.36%	9.54%	0.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$505	$511	$663	$659	$640	$479
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.99%	2.53%	2.32%	2.66%	3.02%	3.31%
Portfolio Turnover Rate	43%	85%	42%	27%	11%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.14	$12.76	$12.86	$12.53	$11.79	$12.10
Investment Operations
Net Investment Income[1]	.173	.302	.307	.345	.381	.404
Net Realized and Unrealized Gain (Loss) on Investments	.049	(1.542)	(.017)	.327	.741	(.310)
Total from Investment Operations	.222	(1.240)	.290	.672	1.122	.094
Distributions
Dividends from Net Investment Income	(.172)	(.301)	(.307)	(.342)	(.382)	(.404)
Distributions from Realized Capital Gains	—	(.079)	(.083)	—	—	—
Total Distributions	(.172)	(.380)	(.390)	(.342)	(.382)	(.404)
Net Asset Value, End of Period	$11.19	$11.14	$12.76	$12.86	$12.53	$11.79
Total Return[2]	1.99%	-9.81%	2.30%	5.44%	9.63%	0.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,158	$3,962	$5,134	$4,859	$4,371	$3,506
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.07%	2.61%	2.40%	2.73%	3.10%	3.39%
Portfolio Turnover Rate	43%	85%	42%	27%	11%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the

California Long-Term Tax-Exempt Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2023, the fund had contributed to Vanguard capital in the amount of $162,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $20,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

California Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,640,821	—	4,640,821
Derivative Financial Instruments
Assets
Futures Contracts[1]	120	—	—	120
Liabilities
Futures Contracts[1]	75	—	—	75
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of May 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,830,522
Gross Unrealized Appreciation	43,460
Gross Unrealized Depreciation	(233,116)
Net Unrealized Appreciation (Depreciation)	(189,656)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2022, the fund had available capital losses totaling $76,058,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2023, the fund purchased $1,979,499,000 of investment securities and sold $1,956,022,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2023, such purchases were $129,690,000 and sales were $440,675,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2023		Year Ended November 30, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	59,871	5,301	115,799	10,078
Issued in Lieu of Cash Distributions	6,390	567	15,285	1,305
Redeemed	(74,052)	(6,581)	(203,241)	(17,534)
Net Increase (Decrease)—Investor Shares	(7,791)	(713)	(72,157)	(6,151)
Admiral Shares
Issued	538,130	47,778	1,167,522	103,283
Issued in Lieu of Cash Distributions	39,625	3,520	96,042	8,188
Redeemed	(399,873)	(35,527)	(1,804,872)	(158,106)
Net Increase (Decrease)—Admiral Shares	177,882	15,771	(541,308)	(46,635)

California Long-Term Tax-Exempt Fund
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to May 31, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund, and Vanguard California Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard California Tax-Free Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q752 072023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 24, 2023

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 24, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.